ALLIANCE
                        --------------------------------
                                VARIABLE PRODUCTS
                        --------------------------------
                                   SERIES FUND
                        --------------------------------

                               SEMI-ANNUAL REPORT
                                  JUNE 30, 1999
                                   (UNAUDITED)

The following Semi-Annual Report for the Alliance Variable Products Series Fund, Inc. (the "Fund") includes financial information for the nineteen Portfolios of the Fund which were active as of June 30, 1999. Not all Portfolios of the Fund are available through each insurance product offering investments in the Fund.

TEN LARGEST HOLDINGS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Conservative Investors Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                                 U.S. $ VALUE  ASSETS
--------------------------------------------------------------------------------
   U.S. Treasury Notes                                      $13,915,170   40.4%
--------------------------------------------------------------------------------
   Federal National Mortgage Assoc., 5.625%, 5/14/04          4,554,582   13.2
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.50%, 8/15/28                         3,113,108    9.0
--------------------------------------------------------------------------------
   Federal Home Loan Mortgage Corp., 5.75%, 6/15/01           1,997,392    5.8
--------------------------------------------------------------------------------
   Nokia AB OYJ Corp. Series A                                  473,160    1.4
--------------------------------------------------------------------------------
   Cisco Systems, Inc.                                          141,694    0.4
--------------------------------------------------------------------------------
   Microsoft Corp.                                              135,187    0.4
--------------------------------------------------------------------------------
   Tyco International, Ltd.                                     132,650    0.4
--------------------------------------------------------------------------------
   Carrefour, SA                                                132,206    0.4
--------------------------------------------------------------------------------
   Home Depot, Inc.                                             128,875    0.3
--------------------------------------------------------------------------------
                                                            $24,724,024   71.7%
--------------------------------------------------------------------------------

Growth Investors Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                                 U.S. $ VALUE  ASSETS
--------------------------------------------------------------------------------
   U.S. Treasury Notes                                      $ 6,775,273   35.8%
--------------------------------------------------------------------------------
   U.S. Treasury Bond, 5.50%, 8/15/28                           732,496    3.9
--------------------------------------------------------------------------------
   Nokia AB OYJ Corp. Series A                                  630,880    3.3
--------------------------------------------------------------------------------
   Cisco Systems, Inc.                                          276,947    1.5
--------------------------------------------------------------------------------
   Microsoft Corp.                                              270,375    1.4
--------------------------------------------------------------------------------
   Tyco International, Ltd.                                     265,300    1.4
--------------------------------------------------------------------------------
   Home Depot, Inc.                                             251,306    1.3
--------------------------------------------------------------------------------
   Wal-Mart Stores, Inc.                                        250,900    1.3
--------------------------------------------------------------------------------
   Philip Morris Cos., Inc.                                     245,144    1.3
--------------------------------------------------------------------------------
   BankAmerica Corp.                                            241,931    1.3
--------------------------------------------------------------------------------
                                                            $ 9,940,552   52.5%
--------------------------------------------------------------------------------

Total Return Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                                 U.S. $ VALUE  ASSETS
--------------------------------------------------------------------------------
   U.S. Treasury Notes                                      $11,340,701   16.4%
--------------------------------------------------------------------------------
   U.S. Treasury Bonds                                        3,059,498    4.4
--------------------------------------------------------------------------------
   Household International, Inc.                              1,961,325    2.9
--------------------------------------------------------------------------------
   Bristol-Myers Squibb Co.                                   1,958,163    2.8
--------------------------------------------------------------------------------
   Citigroup, Inc.                                            1,767,000    2.6
--------------------------------------------------------------------------------
   First Data Corp.                                           1,546,425    2.2
--------------------------------------------------------------------------------
   BankAmerica Corp.                                          1,539,562    2.2
--------------------------------------------------------------------------------
   Tyco International, Ltd.                                   1,487,575    2.2
--------------------------------------------------------------------------------
   Chase Manhattan Corp.                                      1,204,088    1.8
--------------------------------------------------------------------------------
   USX-Marathon Group                                         1,100,612    1.6
--------------------------------------------------------------------------------
                                                            $26,964,949   39.1%
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS (continued)          Alliance Variable Products Series Fund
================================================================================

Growth and Income Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                               U.S. $ VALUE    ASSETS
--------------------------------------------------------------------------------
   Bristol-Myers Squibb Co.                             $ 19,144,912        4.0%
--------------------------------------------------------------------------------
   Household International, Inc.                          18,926,313        3.9
--------------------------------------------------------------------------------
   Citigroup, Inc.                                        16,679,625        3.4
--------------------------------------------------------------------------------
   BankAmerica Corp.                                      16,634,606        3.4
--------------------------------------------------------------------------------
   Tyco International, Ltd.                               15,652,700        3.2
--------------------------------------------------------------------------------
   USX-Marathon Group                                     15,320,656        3.2
--------------------------------------------------------------------------------
   First Data Corp.                                       14,764,444        3.1
--------------------------------------------------------------------------------
   Philip Morris Cos., Inc.                               12,016,062        2.5
--------------------------------------------------------------------------------
   Chase Manhattan Corp.                                  11,625,075        2.4
--------------------------------------------------------------------------------
   Noble Drilling Corp.                                   11,028,937        2.3
--------------------------------------------------------------------------------
                                                        $151,793,330       31.4%
--------------------------------------------------------------------------------

Growth Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                               U.S. $ VALUE    ASSETS
--------------------------------------------------------------------------------
   International Business Machines Corp.                $ 19,516,750        5.1%
--------------------------------------------------------------------------------
   AT&T Corp.--Liberty Media Group Cl.A                   17,341,517        4.5
--------------------------------------------------------------------------------
   MCI WorldCom, Inc.                                     15,596,089        4.1
--------------------------------------------------------------------------------
   Mannesmann AG                                          14,652,119        3.8
--------------------------------------------------------------------------------
   American International Group, Inc.                     13,817,706        3.6
--------------------------------------------------------------------------------
   Sanmina Corp.                                          13,361,587        3.5
--------------------------------------------------------------------------------
   Global TeleSystems Group, Inc.                         12,129,877        3.2
--------------------------------------------------------------------------------
   Nextel Communications, Inc. Cl.A                       12,102,719        3.2
--------------------------------------------------------------------------------
   MBNA Corp.                                             11,697,984        3.1
--------------------------------------------------------------------------------
   BankAmerica Corp.                                      11,187,487        2.9
--------------------------------------------------------------------------------
                                                        $141,403,835       37.0%
--------------------------------------------------------------------------------

International Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                               U.S. $ VALUE    ASSETS
--------------------------------------------------------------------------------
   Nokia Oyj Corp. Series A                             $  3,890,429        6.3%
--------------------------------------------------------------------------------
   Societe Generale                                        1,793,434        2.9
--------------------------------------------------------------------------------
   ING Groep NV                                            1,777,668        2.9
--------------------------------------------------------------------------------
   Royal Bank of Scotland Group Plc                        1,581,925        2.6
--------------------------------------------------------------------------------
   Sanofi, SA                                              1,544,069        2.5
--------------------------------------------------------------------------------
   Bank of Scotland                                        1,501,995        2.4
--------------------------------------------------------------------------------
   Bank of Tokyo-Mitsubishi, Ltd.                          1,495,536        2.4
--------------------------------------------------------------------------------
   Koninklijke Ahold NV                                    1,483,812        2.4
--------------------------------------------------------------------------------
   SEITA                                                   1,393,545        2.2
--------------------------------------------------------------------------------
   Zurich Allied AG                                        1,318,241        2.1
--------------------------------------------------------------------------------
                                                        $ 17,780,654       28.7%
--------------------------------------------------------------------------------

                                          Alliance Variable Products Series Fund
================================================================================

Premier Growth Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                          U.S. $ VALUE         ASSETS
--------------------------------------------------------------------------------
   Nokia Corp. (ADR)                               $107,769,062             6.3%
--------------------------------------------------------------------------------
   Tyco International, Ltd.                          84,892,399             4.9
--------------------------------------------------------------------------------
   Cisco Systems, Inc.                               76,038,019             4.4
--------------------------------------------------------------------------------
   Home Depot, Inc.                                  64,263,390             3.7
--------------------------------------------------------------------------------
   Dell Computer Corp.                               63,882,000             3.7
--------------------------------------------------------------------------------
   Morgan Stanley, Dean Witter & Co.                 57,631,138             3.4
--------------------------------------------------------------------------------
   MCI WorldCom, Inc.                                56,971,528             3.3
--------------------------------------------------------------------------------
   MBNA Corp.                                        56,207,594             3.3
--------------------------------------------------------------------------------
   Intel Corp.                                       52,284,925             3.0
--------------------------------------------------------------------------------
   EMC Corp.                                         48,334,000             2.8
--------------------------------------------------------------------------------
                                                   $668,274,055            38.8%
--------------------------------------------------------------------------------

Quasar Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                          U.S. $ VALUE         ASSETS
--------------------------------------------------------------------------------
   Legg Mason, Inc.                                $  4,596,900             3.1%
--------------------------------------------------------------------------------
   Premier Parks, Inc.                                4,189,500             2.8
--------------------------------------------------------------------------------
   Chelsea GCA Realty, Inc.                           3,315,262             2.2
--------------------------------------------------------------------------------
   Tiffany & Co.                                      2,991,500             2.0
--------------------------------------------------------------------------------
   Mohawk Industries, Inc.                            2,792,981             1.9
--------------------------------------------------------------------------------
   Sunterra Corp.                                     2,518,506             1.7
--------------------------------------------------------------------------------
   Alaska Air Group, Inc.                             2,467,425             1.7
--------------------------------------------------------------------------------
   Venator Group, Inc.                                2,434,025             1.6
--------------------------------------------------------------------------------
   Monaco Coach Corp.                                 2,208,713             1.5
--------------------------------------------------------------------------------
   Taubman Centers, Inc.                              1,992,631             1.3
--------------------------------------------------------------------------------
                                                   $ 29,507,443            19.8%
--------------------------------------------------------------------------------

Real Estate Investment Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                          U.S. $ VALUE         ASSETS
--------------------------------------------------------------------------------
   Equity Office Properties Trust                  $    932,750             4.8%
--------------------------------------------------------------------------------
   Pan Pacific Retail Properties, Inc.                  821,500             4.2
--------------------------------------------------------------------------------
   Cornerstone Properties, Inc.                         811,212             4.2
--------------------------------------------------------------------------------
   Public Storage, Inc.                                 730,800             3.7
--------------------------------------------------------------------------------
   Avalon Bay Communities, Inc.                         715,358             3.6
--------------------------------------------------------------------------------
   Vornado Realty Trust                                 688,594             3.5
--------------------------------------------------------------------------------
   SL Green Realty Corp.                                668,306             3.4
--------------------------------------------------------------------------------
   MeriStar Hospitality Corp.                           647,950             3.3
--------------------------------------------------------------------------------
   Mills Corp.                                          637,613             3.3
--------------------------------------------------------------------------------
   ProLogis Trust                                       623,700             3.2
--------------------------------------------------------------------------------
                                                   $  7,277,783            37.2%
--------------------------------------------------------------------------------

TEN LARGEST HOLDINGS (continued)          Alliance Variable Products Series Fund
================================================================================

Technology Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                            U.S. $ VALUE       ASSETS
--------------------------------------------------------------------------------
   Cisco Systems, Inc.                                $11,219,569           5.9%
--------------------------------------------------------------------------------
   Solectron Corp.                                      9,116,181           4.8
--------------------------------------------------------------------------------
   Dell Computer Corp.                                  8,218,153           4.4
--------------------------------------------------------------------------------
   Lucent Technologies, Inc.                            7,930,650           4.2
--------------------------------------------------------------------------------
   America Online, Inc.                                 7,762,625           4.1
--------------------------------------------------------------------------------
   Nokia Corp. (ADR)                                    7,379,937           3.9
--------------------------------------------------------------------------------
   Sanmina Corp.                                        7,113,281           3.8
--------------------------------------------------------------------------------
   Applied Materials, Inc.                              6,121,647           3.2
--------------------------------------------------------------------------------
   International Business Machines Corp.                5,674,075           3.0
--------------------------------------------------------------------------------
   Microsoft Corp.                                      5,587,750           3.0
--------------------------------------------------------------------------------
                                                      $76,123,868          40.3%
--------------------------------------------------------------------------------

Utility Income Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                            U.S. $ VALUE       ASSETS
--------------------------------------------------------------------------------
   MCI WorldCom, Inc.                                 $ 2,064,750           5.0%
--------------------------------------------------------------------------------
   AT&T Corp.                                           2,029,398           4.9
--------------------------------------------------------------------------------
   Ameritech Corp.                                      1,999,200           4.8
--------------------------------------------------------------------------------
   MediaOne Group, Inc.                                 1,936,700           4.6
--------------------------------------------------------------------------------
   BellSouth Corp.                                      1,790,625           4.3
--------------------------------------------------------------------------------
   Nisource, Inc.                                       1,639,163           3.9
--------------------------------------------------------------------------------
   Consolidated Edison, Inc.                            1,615,425           3.9
--------------------------------------------------------------------------------
   GTE Corp.                                            1,552,875           3.7
--------------------------------------------------------------------------------
   GPU, Inc.                                            1,518,750           3.6
--------------------------------------------------------------------------------
   Frontier Corp.                                       1,239,000           3.0
--------------------------------------------------------------------------------
                                                      $17,385,886          41.7%
--------------------------------------------------------------------------------

Worldwide Privatization Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
   COMPANY                                            U.S. $ VALUE       ASSETS
--------------------------------------------------------------------------------
   Japan Tobacco, Inc.                                $ 1,406,795           3.1%
--------------------------------------------------------------------------------
   Nippon Telegraph & Telephone, Corp.                  1,153,922           2.5
--------------------------------------------------------------------------------
   United Pan-Europe Communications                     1,095,299           2.4
--------------------------------------------------------------------------------
   Telefonos de Mexico, SA Cl.L (ADR)                   1,066,725           2.3
--------------------------------------------------------------------------------
   ING Groep NV                                           997,046           2.2
--------------------------------------------------------------------------------
   Daiwa Securities Co., Ltd.                             991,981           2.2
--------------------------------------------------------------------------------
   ST Microelectronics NV                                 958,938           2.1
--------------------------------------------------------------------------------
   Grupo Financiero Banorte, SA de CV Cl.B                903,124           2.0
--------------------------------------------------------------------------------
   Equant NV                                              887,599           1.9
--------------------------------------------------------------------------------
   Sanofi, SA                                             887,416           1.9
--------------------------------------------------------------------------------
                                                      $10,348,845          22.6%
--------------------------------------------------------------------------------

SECTOR DIVERSIFICATION
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

International Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
                                                        U.S. $ VALUE     ASSETS
--------------------------------------------------------------------------------
   Capital Goods                                        $ 3,412,727         5.5%
--------------------------------------------------------------------------------
   Consumer Manufacturing                                 2,834,497         4.6
--------------------------------------------------------------------------------
   Consumer Services                                      9,059,183        14.6
--------------------------------------------------------------------------------
   Consumer Staples                                       8,411,739        13.5
--------------------------------------------------------------------------------
   Energy                                                 2,011,039         3.2
--------------------------------------------------------------------------------
   Finance                                               15,831,969        25.6
--------------------------------------------------------------------------------
   Healthcare                                             5,798,205         9.4
--------------------------------------------------------------------------------
   Multi Industry                                           102,080         0.2
--------------------------------------------------------------------------------
   Technology                                             7,982,752        12.9
--------------------------------------------------------------------------------
   Utilities                                              2,329,890         3.8
--------------------------------------------------------------------------------
   Total Investments*                                    57,774,081        93.3
--------------------------------------------------------------------------------
   Cash and receivables, net of liabilities               4,174,566         6.7
--------------------------------------------------------------------------------
   Net Assets                                           $61,948,647       100.0%
--------------------------------------------------------------------------------

Worldwide Privatization Portfolio
--------------------------------------------------------------------------------
                                                                         PERCENT
                                                                         OF NET
                                                        U.S. $ VALUE     ASSETS
--------------------------------------------------------------------------------
   Aerospace & Defense                                  $    91,006         0.2%
--------------------------------------------------------------------------------
   Basic Industries                                       3,447,330         7.5
--------------------------------------------------------------------------------
   Capital Goods                                             46,597         0.1
--------------------------------------------------------------------------------
   Consumer Manufacturing                                   373,876         0.8
--------------------------------------------------------------------------------
   Consumer Services                                      5,737,129        12.5
--------------------------------------------------------------------------------
   Consumer Staples                                       3,662,870         8.0
--------------------------------------------------------------------------------
   Energy                                                 2,758,985         6.0
--------------------------------------------------------------------------------
   Finance                                               10,725,553        23.5
--------------------------------------------------------------------------------
   Healthcare                                             1,684,874         3.7
--------------------------------------------------------------------------------
   Multi Industry                                           540,350         1.2
--------------------------------------------------------------------------------
   Technology                                             1,698,098         3.7
--------------------------------------------------------------------------------
   Transportation                                         1,927,635         4.2
--------------------------------------------------------------------------------
   Utilities                                             11,185,182        24.5
--------------------------------------------------------------------------------
   Total Investments                                     43,879,485        95.9
--------------------------------------------------------------------------------
   Cash and receivables, net of liabilities               1,856,061         4.1
--------------------------------------------------------------------------------
   Net Assets                                           $45,735,546       100.0%
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
* Excludes short-term obligations.

CONSERVATIVE INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON & PREFERRED
   STOCKS-15.8%
UNITED STATES
   INVESTMENTS-10.7%
FINANCE-1.4%
BANKING - REGIONAL-0.4%
BankAmerica Corp. ..................................     1,699   $       124,558
                                                                 ---------------
INSURANCE-0.6%
American International Group,
   Inc..............................................       950           111,209
Citigroup, Inc. ....................................     2,400           114,000
                                                                 ---------------
                                                                         225,209
                                                                 ---------------
MISCELLANEOUS-0.4%
MBNA Corp. .........................................     4,200           128,625
                                                                 ---------------
                                                                         478,392
                                                                 ---------------
CONSUMER STAPLES-1.3%
BEVERAGES-0.3%
Coca-Cola Co. ......................................     1,700           106,250
                                                                 ---------------
HOUSEHOLD PRODUCTS-0.3%
Procter & Gamble Co. ...............................     1,200           107,100
                                                                 ---------------
RETAIL - FOOD & DRUG-0.3%
Kroger Co. (a) .....................................     4,400           122,925
                                                                 ---------------
TOBACCO-0.4%
Philip Morris Cos., Inc. ...........................     3,100           124,581
                                                                 ---------------
                                                                         460,856
                                                                 ---------------
ENERGY-1.3%
INTERNATIONAL-0.6%
Chevron Corp. ......................................     1,200           114,225
Exxon Corp. ........................................     1,300           100,262
                                                                 ---------------
                                                                         214,487
                                                                 ---------------
OIL SERVICE-0.7%
Halliburton Co. ....................................     2,600           117,650
Noble Drilling Corp. (a) ...........................     5,700           112,219
                                                                 ---------------
                                                                         229,869
                                                                 ---------------
                                                                         444,356
                                                                 ---------------
BASIC INDUSTRY-1.3%
CHEMICALS-0.6%
Du Pont E.I. de Nemours &
   Co ..............................................     1,600           109,300
Union Carbide Corp. ................................     2,200           107,250
                                                                 ---------------
                                                                         216,550
                                                                 ---------------
MINING & METALS-0.4%
Alcoa, Inc. ........................................     1,900           117,563
                                                                 ---------------

PAPER & FOREST
   PRODUCTS-0.3%
International Paper Co. ............................     2,100           106,050
                                                                 ---------------
                                                                         440,163
                                                                 ---------------
TECHNOLOGY-1.1%
COMPUTER HARDWARE-0.3%
Dell Computer Corp. (a) ............................     2,800           103,513
                                                                 ---------------
COMPUTER SOFTWARE-0.4%
Microsoft Corp. (a) ................................     1,500           135,187
                                                                 ---------------

NETWORKING
   SOFTWARE-0.4%
Cisco Systems, Inc. (a) ............................     2,200           141,694
                                                                 ---------------
                                                                         380,394
                                                                 ---------------
CONSUMER SERVICES-1.1%
RETAIL - GENERAL
   MERCHANDISE-1.1%
Dayton Hudson Corp. ................................     1,800           117,000
Home Depot, Inc. ...................................     2,000           128,875
Wal-Mart Stores, Inc. ..............................     2,600           125,450
                                                                 ---------------
                                                                         371,325
                                                                 ---------------
CONSUMER
   MANUFACTURING-0.9%
AUTO & RELATED-0.9%
Delphi Automotive Systems
   Corp ............................................       858            15,927
General Motors Corp. ...............................     1,300            85,800
Goodyear Tire & Rubber Co. .........................     1,800           105,862
Harley-Davidson, Inc. ..............................     2,000           108,750
                                                                 ---------------
                                                                         316,339
                                                                 ---------------
MULTI-INDUSTRY
   COMPANIES-0.7%
Minnesota Mining &
   Manufacturing Co. ...............................     1,200           104,325
Tyco International, Ltd. ...........................     1,400           132,650
                                                                 ---------------
                                                                         236,975
                                                                 ---------------
CAPITAL GOODS-0.6%
MACHINERY-0.6%
Allied Signal, Inc. ................................     1,900           119,700
Caterpillar, Inc. ..................................     1,700           102,000
                                                                 ---------------
                                                                         221,700
                                                                 ---------------
UTILITY-0.4%
TELEPHONE UTILITY-0.4%
MCI WorldCom, Inc. (a) .............................     1,400           120,444
                                                                 ---------------
HEALTH CARE-0.3%
MEDICAL PRODUCTS-0.3%
Johnson & Johnson Co. ..............................     1,200           117,600
                                                                 ---------------
AEROSPACE &
   DEFENSE-0.3%
AEROSPACE-0.3%
United Technologies Corp. ..........................     1,500           107,531
                                                                 ---------------
Total United States Investments
   (cost $2,982,485) ...............................                   3,696,075
                                                                 ---------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
FOREIGN INVESTMENTS-5.1%
FINLAND-1.4%
Nokia AB OYJ Corp.
   Series A ........................................     5,400   $       473,160
                                                                 ---------------
FRANCE-1.1%
Carrefour, SA ......................................       900           132,206
Sanofi, SA (a) .....................................     2,160            91,626
SEITA ..............................................     1,080            62,346
Total, SA Cl.B .....................................       650            83,824
                                                                 ---------------
                                                                         370,002
                                                                 ---------------
GERMANY-0.1%
ProSieben Media AG pfd .............................     1,080            48,986
                                                                 ---------------
JAPAN-0.3%
Honda Motor Co. ....................................     2,000            84,814
                                                                 ---------------
NETHERLANDS-0.2%
Akzo Nobel NV ......................................     1,900            79,912
                                                                 ---------------
SPAIN-0.6%
Banco Bilbao Vizcaya, SA ...........................     2,700            38,994
Tabacalera, SA .....................................     3,200            64,655
Telefonica, SA .....................................     2,200           105,932
                                                                 ---------------
                                                                         209,581
                                                                 ---------------
SWEDEN-0.2%
AstraZeneca Group Plc ..............................     1,917            74,747
                                                                 ---------------
SWITZERLAND-0.7%
Nestle, SA .........................................        43            77,451
Novartis AG ........................................        38            55,469
Zurich Allied AG ...................................       162            92,089
                                                                 ---------------
                                                                         225,009
                                                                 ---------------
UNITED KINGDOM-0.5%
Royal Bank of Scotland Group
   Plc .............................................     2,774            56,843
United News & Media Plc ............................     3,200            30,768
Vodafone Group Plc .................................     4,321            85,001
                                                                 ---------------
                                                                         172,612
                                                                 ---------------
Total Foreign Investments
   (cost $1,329,815) ...............................                   1,738,823
                                                                 ---------------
Total Common & Preferred
   Stocks
   (cost $4,312,300) ...............................                   5,434,898
                                                                 ---------------

                                                       Principal
                                                         Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
DEBT OBLIGATIONS-68.4%
U.S. GOVERNMENT &
   AGENCY OBLIGATIONS-68.4%
Federal Home Loan Mortgage
   Corp
   5.75%, 6/15/01 ..................................   $ 2,000   $     1,997,392
Federal National Mortgage
   Assoc
   5.625%, 5/14/04 .................................     4,700         4,554,582
U.S. Treasury Bond
   5.50%, 8/15/28 ..................................     3,400         3,113,108
U.S. Treasury Notes
   3.875%, 1/15/09 (b) .............................     1,722         1,679,804
   4.75%, 2/15/04 ..................................     2,500         2,404,675
   4.75%, 11/15/08 .................................     1,800         1,652,904
   6.50%, 8/31/01 ..................................     5,175         5,272,031
   6.875%, 5/15/06 .................................     2,760         2,905,756
                                                                 ---------------
Total Debt Obligations
   (cost $23,557,025) ..............................                  23,580,252
                                                                 ---------------
SHORT-TERM
   INVESTMENTS-11.9%
COMMERCIAL PAPER-11.6%
Barclays Bank Plc
   5.16%, 3/31/00 ..................................     4,000         4,002,879
                                                                 ---------------
TIME DEPOSIT-0.3%
State Street Bank
   Euro Dollar
   4.50%, 7/01/99 ..................................       103           103,000
                                                                 ---------------
Total Short-Term Investments
   (amortized cost $4,105,879) .....................                   4,105,879
                                                                 ---------------
TOTAL INVESTMENTS-96.1%
   (cost $31,975,204) ..............................                  33,121,029
Other assets less
   liabilities-3.9% ................................                   1,342,537
                                                                 ---------------
NET ASSETS-100% ....................................             $    34,463,566
                                                                 ===============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b)   Treasury Inflation Protection Securities.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

GROWTH INVESTORS PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS & OTHER
   INVESTMENTS-51.1%
UNITED STATES
   INVESTMENTS-38.3%
CONSUMER STAPLES-4.7%
BEVERAGES-1.1%
Coca-Cola Co. ......................................     3,300   $       206,250
                                                                 ---------------
HOUSEHOLD PRODUCTS-1.1%
Procter & Gamble Co. ...............................     2,500           223,125
                                                                 ---------------
RETAIL - FOOD & DRUG-1.2%
Kroger Co. (a) .....................................     8,000           223,500
                                                                 ---------------
TOBACCO-1.3%
Philip Morris Cos., Inc. ...........................     6,100           245,144
                                                                 ---------------
                                                                         898,019
                                                                 ---------------
FINANCE-4.7%
BANKING - REGIONAL-1.3%
BankAmerica Corp. ..................................     3,300           241,931
                                                                 ---------------
INSURANCE-2.4%
American International
   Group, Inc. .....................................     2,000           234,125
Citigroup, Inc. ....................................     4,800           228,000
                                                                 ---------------
                                                                         462,125
                                                                 ---------------
MISCELLANEOUS-1.0%
MBNA Corp. .........................................     6,000           183,750
                                                                 ---------------
                                                                         887,806
                                                                 ---------------
ENERGY-4.7%
INTERNATIONAL-2.3%
Chevron Corp. ......................................     2,300           218,931
Exxon Corp. ........................................     2,700           208,238
                                                                 ---------------
                                                                         427,169
                                                                 ---------------
OIL SERVICE-2.4%
Halliburton Co. ....................................     5,200           235,300
Noble Drilling Corp. (a) ...........................    11,200           220,500
                                                                 ---------------
                                                                         455,800
                                                                 ---------------
                                                                         882,969
                                                                 ---------------
BASIC INDUSTRY-4.6%
CHEMICALS-2.3%
Du Pont E.I. de Nemours &
   Co ..............................................     3,300           225,431
Union Carbide Corp. ................................     4,300           209,625
                                                                 ---------------
                                                                         435,056
                                                                 ---------------
MINING & METALS-1.2%
Alcoa, Inc. ........................................     3,700           228,938
                                                                 ---------------
PAPER & FOREST
   PRODUCTS-1.1%
International Paper Co. ............................     4,100           207,050
                                                                 ---------------
                                                                         871,044
                                                                 ---------------
TECHNOLOGY-4.0%
COMPUTER HARDWARE-1.1%
Dell Computer Corp. (a) ............................     5,700           210,722
                                                                 ---------------
COMPUTER SOFTWARE-1.4%
Microsoft Corp. (a) ................................     3,000           270,375
                                                                 ---------------
NETWORKING
   SOFTWARE-1.5%
Cisco Systems, Inc. (a) ............................     4,300           276,947
                                                                 ---------------
                                                                         758,044
                                                                 ---------------
CONSUMER SERVICES-3.9%
RETAIL - GENERAL
   MERCHANDISE-3.9%
Dayton Hudson Corp. ................................     3,500           227,500
Home Depot, Inc. ...................................     3,900           251,306
Wal-Mart Stores, Inc. ..............................     5,200           250,900
                                                                 ---------------
                                                                         729,706
                                                                 ---------------
CONSUMER
   MANUFACTURING-3.2%
AUTO & RELATED-3.2%
Delphi Automotive Systems
   Corp ............................................     1,696            31,482
General Motors Corp. ...............................     2,300           151,800
Goodyear Tire & Rubber Co. .........................     3,600           211,725
Harley-Davidson, Inc. ..............................     3,900           212,062
                                                                 ---------------
                                                                         607,069
                                                                 ---------------
MULTI-INDUSTRY
   COMPANIES-2.5%
Minnesota Mining &
   Manufacturing Co. ...............................     2,400           208,650
Tyco International, Ltd. ...........................     2,800           265,300
                                                                 ---------------
                                                                         473,950
                                                                 ---------------
CAPITAL GOODS-2.3%
MACHINERY-2.3%
AlliedSignal, Inc. .................................     3,700           233,100
Caterpillar, Inc. ..................................     3,500           210,000
                                                                 ---------------
                                                                         443,100
                                                                 ---------------
UTILITY-1.3%
TELEPHONE UTILITY-1.3%
MCI WorldCom, Inc. (a) .............................     2,800           240,888
                                                                 ---------------
HEALTH CARE-1.2%
MEDICAL PRODUCTS-1.2%
Johnson & Johnson Co. ..............................     2,400           235,200
                                                                 ---------------
AEROSPACE &
   DEFENSE-1.2%
AEROSPACE-1.2%
United Technologies Corp. ..........................     3,100           222,231
                                                                 ---------------
Total United States Investments
   (cost $6,049,506) ...............................                   7,250,026
                                                                 ---------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
FOREIGN INVESTMENTS-12.8%
FINLAND-3.3%
Nokia AB OYJ Corp.
   Series A ........................................     7,200   $       630,880
                                                                 ---------------
FRANCE-2.9%
Carrefour, SA ......................................     1,200           176,275
Sanofi, SA (a) .....................................     3,480           147,620
SEITA ..............................................     1,730            99,869
Total, SA Cl.B .....................................     1,010           130,249
                                                                 ---------------
                                                                         554,013
                                                                 ---------------
GERMANY-0.4%
ProSieben Media AG pfd .............................     1,730            78,468
                                                                 ---------------
JAPAN-0.5%
Honda Motor Co. ....................................     2,000            84,814
                                                                 ---------------
NETHERLANDS-0.6%
Akzo Nobel NV ......................................     2,900           121,970
                                                                 ---------------
SPAIN-1.4%
Banco Bilbao Vizcaya, SA ...........................     4,300            62,102
Tabacalera, SA .....................................     4,300            86,880
Telefonica, SA .....................................     2,200           105,932
                                                                 ---------------
                                                                         254,914
                                                                 ---------------
SWEDEN-0.6%
AstraZeneca Group Plc ..............................     2,926           114,090
                                                                 ---------------
SWITZERLAND-1.7%
Nestle, SA .........................................        58           104,468
Novartis AG ........................................        72           105,099
Zurich Allied AG ...................................       200           113,691
                                                                 ---------------
                                                                         323,258
                                                                 ---------------
UNITED KINGDOM-1.4%
Royal Bank of Scotland
   Group Plc .......................................     4,093            83,871
United News & Media Plc ............................     6,000            57,691
Vodafone Group Plc .................................     5,824           114,567
                                                                 ---------------
                                                                         256,129
                                                                 ---------------
Total Foreign Investments
   (cost $1,888,811) ...............................                   2,418,536
                                                                 ---------------
Total Common Stocks & Other
   Investments
   (cost $7,938,317) ...............................                   9,668,562
                                                                 ---------------

                                                       Principal
                                                         Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
DEBT OBLIGATIONS-39.6%
U.S. GOVERNMENT
   OBLIGATIONS-39.6%
U.S. Treasury Bond
   5.50%, 8/15/28 ..................................   $   800   $       732,496
U.S. Treasury Notes
   3.875%, 1/15/09 (b) .............................     1,925         1,877,428
   4.75%, 2/15/04 ..................................     1,700         1,635,179
   4.75%, 11/15/08 .................................       400           367,312
   6.50%, 8/31/01 ..................................     2,160         2,200,500
   6.875%, 5/15/06 .................................       660           694,854
                                                                 ---------------

Total Debt Obligations
   (cost $7,497,711) ...............................                   7,507,769
                                                                 ---------------

SHORT-TERM
   INVESTMENTS-8.2%
TIME DEPOSIT-6.7%
State Street Cayman Islands
   4.50%, 7/01/99 ..................................     1,271         1,271,000
                                                                 ---------------
U.S. Government-1.5%
U.S. Treasury Bill
   4.00%, 9/23/99 ..................................       280           277,008
                                                                 ---------------
Total Short-Term Investments
   (amortized cost $1,548,008) .....................                   1,548,008
                                                                 ---------------
TOTAL INVESTMENTS-98.9%
   (cost $16,984,036) ..............................                  18,724,339
Other assets less
   liabilities-1.1% ................................                     215,812
                                                                 ---------------
NET ASSETS-100% ....................................             $    18,940,151
                                                                 ===============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b)   Treasury Inflation Protection Securities.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-60.2%
FINANCE-13.4%
BANKING - MONEY
   CENTERS-5.1%
Bank One Corp. ....................................      6,500    $      387,156
BankAmerica Corp. .................................     21,000         1,539,562
Chase Manhattan Corp. .............................     13,900         1,204,088
Wells Fargo & Co. .................................     10,000           427,500
                                                                  --------------
                                                                       3,558,306
                                                                  --------------
INSURANCE-3.7%
Citigroup, Inc.....................................     37,200         1,767,000
PMI Group, Inc. ...................................      5,600           351,750
Travelers Property Casualty
   Corp. Cl.A .....................................     10,400           406,900
                                                                  --------------
                                                                       2,525,650
                                                                  --------------
MISCELLANEOUS-4.6%
Associates First Capital Corp.
   Cl.A ...........................................     11,400           505,163
Household International, Inc. .....................     41,400         1,961,325
MBNA Corp. ........................................     14,250           436,406
Newcourt Credit Group, Inc.
   (Canada) .......................................      4,900            63,394
The CIT Group, Inc. Cl. A .........................      8,000           231,000
                                                                  --------------
                                                                       3,197,288
                                                                  --------------
                                                                       9,281,244
                                                                  --------------
TECHNOLOGY-9.5%
COMMUNICATIONS
   EQUIPMENT-0.8%
Lucent Technologies, Inc. .........................      4,125           278,179
Tellabs, Inc. (a) .................................      4,200           283,894
                                                                  --------------
                                                                         562,073
                                                                  --------------
COMPUTER HARDWARE-0.3%
Compaq Computer Corp. .............................      8,600           203,712
                                                                  --------------
COMPUTER PERIPHERALS-0.3%
Seagate Technology, Inc. (a) ......................      7,500           192,188
                                                                  --------------
COMPUTER SERVICES-4.6%
Computer Sciences Corp. ...........................     14,000           968,625
Electronic Data Systems Corp. .....................     11,500           650,469
First Data Corp. ..................................     31,600         1,546,425
                                                                  --------------
                                                                       3,165,519
                                                                  --------------
COMPUTER SOFTWARE-0.6%
Oracle Corp. (a) ..................................     10,800           400,950
                                                                  --------------
SEMI-CONDUCTOR
   COMPONENTS-1.4%
Altera Corp. (a) ..................................     10,600           389,881
Atmel Corp. (a) ...................................     22,300           583,285
                                                                  --------------
                                                                         973,166
                                                                  --------------
MISCELLANEOUS-1.5%
Sanmina Corp. (a) .................................      6,000           455,250
Solectron Corp. (a) ...............................      9,400           626,862
                                                                  --------------
                                                                       1,082,112
                                                                  --------------
                                                                       6,579,720
                                                                  --------------
HEALTH CARE-8.3%
BIOTECHNOLOGY-0.3%
Genzyme Corp. (a) .................................      5,305           221,656
                                                                  --------------
DRUGS-4.3%
Bristol-Myers Squibb Co. ..........................     27,800         1,958,163
Schering-Plough Corp. .............................     18,400           975,200
                                                                  --------------
                                                                       2,933,363
                                                                  --------------
MEDICAL SERVICES-3.7%
Columbia HCA/Healthcare
   Corp ...........................................     23,400           533,813
LifePoint Hospitals, Inc. (a) .....................      1,231            16,503
PacifiCare Health Systems,
   Inc. Cl.B, (a) .................................      6,000           431,813
Tenet Healthcare Corp. (a)  .......................     50,200           931,837
Triad Hospitals, Inc. (a) .........................      1,231            16,580
United Healthcare Corp. ...........................      9,800           613,725
                                                                  --------------
                                                                       2,544,271
                                                                  --------------
                                                                       5,699,290
                                                                  --------------
CONSUMER SERVICES-5.9% AIRLINES-0.9%
Continental Airlines, Inc.
   Cl.B, (a) ......................................     17,200           647,150
                                                                  --------------
BROADCASTING &
   CABLE-1.1%
A.H. Belo Corp. Series A ..........................     20,900           411,468
Scripps E.W. Co. ..................................      2,700           128,419
Vodafone Group PLC ................................      1,000           197,000
                                                                  --------------
                                                                         736,887
                                                                  --------------
ENTERTAINMENT &
   LEISURE-0.4%
Royal Caribbean Cruises,
   Ltd ............................................      6,000           262,500
                                                                  --------------
PRINTING &
   PUBLISHING-1.0%
Donnelley (R.R.) & Sons Co. .......................      7,400           274,263
Gannett Co., Inc. .................................      6,000           428,250
                                                                  --------------
                                                                         702,513
                                                                  --------------
RETAIL - GENERAL
   MERCHANDISE-2.5%
Dayton Hudson Corp. ...............................      4,400           286,000
Saks, Inc. (a) ....................................     33,000           952,875
Tommy Hilfiger Corp. (a) ..........................      6,700           492,450
                                                                  --------------
                                                                       1,731,325
                                                                  --------------
                                                                       4,080,375
                                                                  --------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
CONSUMER STAPLES-5.4%
BEVERAGES-1.0%
Coca-Cola Enterprises, Inc. .......................      8,900    $      264,775
Pepsi Bottling Group, Inc. ........................     18,500           426,656
                                                                  --------------
                                                                         691,431
                                                                  --------------
COSMETICS-0.3%
Avon Products, Inc. ...............................      4,300           238,650
                                                                  --------------
FOOD-1.9%
General Mills, Inc. ...............................      4,200           337,575
Heinz (H.J.) Co. ..................................      4,100           205,512
Nabisco Group Holding
   Corp. (a) ......................................     19,100           373,644
Tyson Foods, Inc. Cl.A ............................     17,500           393,750
                                                                  --------------
                                                                       1,310,481
                                                                  --------------
RetaiL - FOOD & Drug-0.6%
Kroger Co. (a) ....................................     14,400           402,300
                                                                  --------------
TOBACCO-1.6%
Philip Morris Cos., Inc. ..........................     22,600           908,238
RJR Nabisco Holdings
   Corp. (a) ......................................      6,366           200,529
                                                                  --------------
                                                                       1,108,767
                                                                  --------------
                                                                       3,751,629
                                                                  --------------
ENERGY-6.1%
DOMESTIC
   INTEGRATED-2.2%
Kerr-McGee Corp. ..................................      8,800           441,650
USX-Marathon Group ................................     33,800         1,100,612
                                                                  --------------
                                                                       1,542,262
                                                                  --------------
DOMESTIC PRODUCERS-0.4%
Murphy Oil Corp. ..................................      2,650           129,353
Union Pacific Resources
   Group, Inc. ....................................      7,200           117,450
                                                                  --------------
                                                                         246,803
                                                                  --------------
OIL SERVICES-3.0%
BJ Services Co. (a) ...............................     10,000           294,375
Noble Drilling Corp. (a) ..........................     55,600         1,094,625
Total, SA (ADR) ...................................      6,800           438,175
Transocean Offshore, Inc. .........................      8,500           223,125
                                                                  --------------
                                                                       2,050,300
                                                                  --------------
MISCELLANEOUS-0.5%
AES Corp. (a) .....................................      6,300           366,188
                                                                  --------------
                                                                       4,205,553
                                                                  --------------
MULTI-INDUSTRY
   COMPANIES-3.1%
Honeywell, Inc. ...................................      2,900           336,037
Tyco International, Ltd. ..........................     15,700         1,487,575
U.S. Industries, Inc. .............................     18,600           316,200
                                                                  --------------
                                                                       2,139,812
                                                                  --------------

                                                       Shares or
                                                       Principal
                                                         Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
UTILITIES-4.3%
ELECTRIC & GAS
   UTILITIES-2.4%
Allegheny Energy, Inc. ............................      5,400    $      173,137
CMS Energy Corp. ..................................      9,200           385,250
Consolidated Edison, Inc. .........................      2,700           122,175
Duke Energy Corp. .................................      2,100           114,188
Edison International ..............................     13,300           355,775
FPL Group, Inc. ...................................      5,000           273,125
GPU, Inc. .........................................      2,500           105,469
Pinnacle West Capital Corp. .......................      3,800           152,950
                                                                  --------------
                                                                       1,682,069
                                                                  --------------
TELEPHONE UTILITIES-1.9%
AT&T Corp. ........................................     12,550           700,447
MCI WorldCom, Inc. (a) ............................      6,726           578,646
                                                                  --------------
                                                                       1,279,093
                                                                  --------------
                                                                       2,961,162
                                                                  --------------
CAPITAL GOODS-3.0%
ELECTRICAL
   EQUIPMENT-0.4%
General Electric Co. ..............................      2,000           226,000
                                                                  --------------
MISCELLANEOUS-2.6%
Allied-Signal, Inc. ...............................     15,300           963,900
United Technologies Corp. .........................     11,800           845,912
                                                                  --------------
                                                                       1,809,812
                                                                  --------------
                                                                       2,035,812
                                                                  --------------
BASIC INDUSTRIES-0.9%
CHEMICALS-0.9%
Praxair, Inc. .....................................     13,000           636,188
                                                                  --------------
CONSUMER
   MANUFACTURING-0.3%
BUILDING & RELATED-0.3%
Masco Corp. .......................................      7,000           202,125
                                                                  --------------
Total Common Stocks
   (cost $34,097,643) .............................                   41,572,910
                                                                  --------------

U.S. GOVERNMENT
   OBLIGATIONS-20.9%
U.S. Treasury Bonds
   5.25%, 11/15/28 ................................        685           607,191
   5.50%, 8/15/28 .................................        500           457,810
   6.125%, 11/15/27 ...............................      1,400         1,390,592
   8.125%, 8/15/19 ................................        500           603,905
U.S. Treasury Notes
   5.50%, 5/15/09 .................................        250           244,218
   6.50%, 8/31/01 .................................        500           509,375
   6.50%, 5/31/02 .................................      5,500         5,624,630
   6.50%, 10/15/06 ................................        250           258,125
   6.75%, 4/30/00 .................................      2,400         2,428,128
   6.875%, 5/15/06 ................................        750           789,607
   7.25%, 5/15/04 .................................      1,400         1,486,618
                                                                  --------------
Total U.S. Government
   Obligations
   (cost $14,849,189) .............................                   14,400,199
                                                                  --------------

TOTAL RETURN PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                       Principal
                                                         Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
CORPORATE DEBT
   OBLIGATIONS-11.4%
AEROSPACE & DEFENSE-0.7% Raytheon Co.
   6.40%, 12/15/18 (b) ............................    $   550    $      496,660
                                                                  --------------
AIR TRANSPORTATION-0.2%
Northwest Airlines, Inc.
   8.52%, 4/07/04 .................................        150           144,942
                                                                  --------------
AUTOMOTIVE-1.0%
Borg-Warner Automotive, Inc.
   6.50%, 2/15/09 .................................        250           236,193
Federal-Mogul Corp.
   7.50%, 1/15/09 (b) .............................        500           461,570
                                                                  --------------
                                                                         697,763
                                                                  --------------
BANKING - MONEY
   CENTERS-1.6%
Bank One Corp.
   5.625%, 2/17/04 ................................        500           479,678
Bank United Corp.
   8.875%, 5/01/07 ................................        150           150,346
Citicorp
   6.375%, 11/15/08 ...............................        500           475,795
                                                                  --------------
                                                                       1,105,819
                                                                  --------------
BROADCASTING/MEDIA-0.7%
CBS Corp.
   7.15%, 5/20/05 .................................        500           498,225
                                                                  --------------
CABLE-0.5%
Charter Communications
   Holdings LLC
   8.625%, 4/01/09 (b) ............................        100            96,500
Cox Communication, Inc.
   6.85%, 1/15/18 .................................        250           230,319
                                                                  --------------
                                                                         326,819
                                                                  --------------
CHEMICALS-0.5%
ICI North America Inc.
   8.875%, 11/15/06 ...............................        150           162,689
Lyondell Chemical Co.
   9.875%, 5/01/07 (b) ............................        150           154,125
                                                                  --------------
                                                                         316,814
                                                                  --------------
COMMUNICATIONS-0.4%
News America Holdings, Inc.
   9.50%, 7/15/24 .................................        250           288,381
                                                                  --------------
ELECTRIC & GAS
   UTILITY-1.6%
Arizona Public Service Co.
   5.875%, 2/15/04 ................................        250           242,399
Calenergy Co., Inc.
   8.48%, 9/15/28 .................................        500           533,424
Connecticut Light & Power Co.
   6.125%, 2/01/04 ................................        300           288,694
                                                                  --------------
                                                                       1,064,517
                                                                  --------------
ENERGY-0.2%
Conoco Inc.
   5.90%, 4/15/04 .................................        150           146,312
                                                                  --------------
FINANCIAL-1.7%
Chase Manhattan Corp.
   6.00%, 2/15/09 .................................        150           139,140
China Development Bank
   8.25%, 5/15/09 .................................        100            99,625
Household Finance Corp.
   6.50%, 11/15/08 ................................        500           475,377
Merrill Lynch & Co., Inc.
   6.00%, 2/17/09 .................................        500           461,812
                                                                  --------------
                                                                       1,175,954
                                                                  --------------
INDUSTRIAL-0.1%
Delphi Automotive Systems
   Corp
   7.125%, 5/01/29 ................................        100            92,691
                                                                  --------------
PETROLEUM
   PRODUCTS-0.7%
Apache Finance PTY, Ltd.
   6.50%, 12/15/07 ................................        250           239,020
Temple-Inland, Inc.
   6.75%, 3/01/09 .................................        250           237,630
                                                                  --------------
                                                                         476,650
                                                                  --------------
PUBLISHING-0.3%
Knight-Ridder, Inc.
   6.875%, 3/15/29 ................................        250           232,045
                                                                  --------------
RETAIL-0.2%
Kohl's Corp.
   7.25%, 6/01/29 (b) .............................        150           145,074
                                                                  --------------
TELEPHONE UTILITY-0.2%
MCI WorldCom, Inc.
   6.95%, 8/15/28 .................................        150           141,820
                                                                  --------------
TRANSPORTATION-0.8%
ERAC USA Finance Co.
   6.625%, 5/15/06 (b) ............................        100            99,950
Union Pacific Corp.
   6.625%, 2/01/29 ................................        500           439,314
                                                                  --------------
                                                                         539,264
                                                                  --------------
Total Corporate Debt
   Obligations
   (cost $8,402,732) ..............................                    7,889,750
                                                                  --------------

                                          Alliance Variable Products Series Fund
================================================================================

                                                       Principal
                                                         Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
YANKEE BONDS-0.9%
Abbey National Plc
   6.70%, 6/14/08 .................................    $   150   $      139,389
Corporacion Andina De
   Fomento
   7.75%, 3/01/04 .................................        100           97,520
Deutsche Capital Bank
   7.872%, 12/29/49 (b) ...........................        100           92,738
Laidlaw, Inc.
   7.65%, 5/15/06 .................................        150          146,217
Metronet Communications
   Corp
   0.00%, 6/15/08 .................................        150          111,000
                                                                 --------------
Total Yankee Bonds
   (cost $613,357) ................................                     586,864
                                                                 --------------
SHORT-TERM
   INVESTMENT-7.2%
TIME DEPOSIT-7.2%
State Street Cayman Islands
   4.50%, 7/01/99
   (amortized cost
   $4,988,000) ....................................      4,988        4,988,000
                                                                 --------------
TOTAL INVESTMENTS-100.6%
   (cost $62,950,921) .............................                  69,437,723
Other assets less
   liabilities-(0.6%) .............................                    (387,192)
                                                                 --------------
NET ASSETS-100% ...................................              $   69,050,531
                                                                 ==============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 1999, the aggregate market value of these securities amounted to $1,546,617 or 2.2% of net assets.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-96.7%
FINANCE-21.1%
BANKING - MONEY
   CENTERS-2.4%
Chase Manhattan Corp. .............................    134,200    $   11,625,075
                                                                  --------------
BANKING - REGIONAL-5.7%
Bank One Corp. ....................................    112,100         6,676,956
BankAmerica Corp. .................................    226,900        16,634,606
Wells Fargo & Co. .................................    105,000         4,488,750
                                                                  --------------
                                                                      27,800,312
                                                                  --------------
BROKERAGE & MONEY
   MANAGEMENT-1.1%
Merrill Lynch & Co., Inc. .........................     65,000         5,195,937
                                                                  --------------
INSURANCE-5.4%
Citigroup, Inc. ...................................    351,150        16,679,625
PMI Group, Inc. ...................................     58,900         3,699,656
The Hartford Financial
   Services Group, Inc. ...........................     36,000         2,099,250
Travelers Property Casualty
   Corp. Cl.A .....................................     99,300         3,885,113
                                                                  --------------
                                                                      26,363,644
                                                                  --------------
REAL ESTATE-0.2%
ProLogis Trust ....................................     37,090           751,073
                                                                  --------------
MISCELLANEOUS-6.3%
Associates First Capital Corp.
   Cl.A ...........................................    108,800         4,821,200
Household International, Inc. .....................    399,500        18,926,313
MBNA Corp. ........................................    113,850         3,486,656
Newcourt Credit Group, Inc.
   (Canada) .......................................     52,000           672,750
The CIT Group, Inc. Cl.A ..........................     83,200         2,402,400
                                                                  --------------
                                                                      30,309,319
                                                                  --------------
                                                                     102,045,360
                                                                  --------------
TECHNOLOGY-14.4%
COMMUNICATION
   EQUIPMENT-1.1%
Lucent Technologies, Inc. .........................     39,765         2,681,652
Tellabs, Inc. (a) .................................     42,000         2,838,938
                                                                  --------------
                                                                       5,520,590
                                                                  --------------
COMPUTER HARDWARE-0.5%
Compaq Computer Corp. .............................     90,700         2,148,456
                                                                  --------------
COMPUTER
   PERIPHERALS-0.4%
Seagate Technology, Inc. (a) ......................     77,000         1,973,125
                                                                  --------------
COMPUTER SERVICES-6.0%
Computer Sciences Corp. ...........................    111,000         7,679,812
Electronic Data Systems
   Corp ...........................................    115,000         6,504,688
First Data Corp. ..................................    301,700        14,764,444
                                                                  --------------
                                                                      28,948,944
                                                                  --------------
COMPUTER SOFTWARE-1.6%
Oracle Corp. (a) ..................................    206,100         7,651,463
                                                                  --------------
SEMI-CONDUCTOR
   COMPONENTS-2.0%
Altera Corp. (a) ..................................    112,000         4,119,500
Atmel Corp. (a) ...................................    213,200         5,576,512
                                                                  --------------
                                                                       9,696,012
                                                                  --------------
MISCELLANEOUS-2.8%
Sanmina Corp. (a) .................................    100,500         7,625,437
Solectron Corp. (a) ...............................     90,400         6,028,550
                                                                  --------------
                                                                      13,653,987
                                                                  --------------
                                                                      69,592,577
                                                                  --------------
HEALTH CARE-12.1%
BIOTECHNOLOGY-0.5%
Genzyme Corp. (a) .................................     42,500         2,059,922
                                                                  --------------
DRUGS-5.9%
Bristol-Myers Squibb Co. ..........................    271,800        19,144,912
Schering-Plough Corp. .............................    178,000         9,434,000
                                                                  --------------
                                                                      28,578,912
                                                                  --------------
MEDICAL PRODUCTS-0.0%
Genzyme Surgical
   Products (a) ...................................      7,607            33,518
                                                                  --------------
MEDICAL SERVICES-5.7%
Columbia HCA/Healthcare
   Corp ...........................................    223,900         5,107,719
Health Management
   Associates (a) .................................    160,000         1,800,000
Lifepoint Hospitals, Inc. (a) .....................     11,784           157,979
PacifiCare Health Systems,
   Inc. Cl.B (a) ..................................     57,400         4,131,006
Tenet Healthcare Corp. (a)  .......................    558,100        10,359,731
Triad Hospitals, Inc. (a) .........................     11,784           158,716
United Healthcare Corp. ...........................     93,700         5,867,963
                                                                  --------------
                                                                      27,583,114
                                                                  --------------
                                                                      58,255,466
                                                                  --------------
ENERGY-9.8%
DOMESTIC
   INTEGRATED-4.3%
Kerr-Mcgee Corp. ..................................    108,500         5,445,344
USX-Marathon Group ................................    470,500        15,320,656
                                                                  --------------
                                                                      20,766,000
                                                                  --------------
DOMESTIC PRODUCERS-0.5%
Murphy Oil Corp. ..................................     25,550         1,247,159
Union Pacific Resources
   Group, Inc. ....................................     70,600         1,151,663
                                                                  --------------
                                                                       2,398,822
                                                                  --------------
INTERNATIONAL-1.0%
Total, SA (ADR) ...................................     74,000         4,768,375
                                                                  --------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
OIL SERVICE-3.3%
BJ Services Co. (a) ...............................     96,600    $    2,843,663
Noble Drilling Corp. (a) ..........................    560,200        11,028,937
Transocean Offshore, Inc. .........................     82,200         2,157,750
                                                                  --------------
                                                                      16,030,350
                                                                  --------------
MISCELLANEOUS-0.7%
AES Corp. (a) .....................................     60,300         3,504,937
                                                                  --------------
                                                                      47,468,484
                                                                  --------------
CONSUMER SERVICES-9.8%
AIRLINES-1.4%
Continental Airlines, Inc. (a) ....................    180,000         6,772,500
                                                                  --------------
BROADCASTING &
   CABLE-1.5%
A.H. Belo Corp. Series A ..........................    199,000         3,917,813
Scripps E.W. Co. ..................................     26,000         1,236,625
Vodafone Group Plc (ADR) ..........................     10,650         2,098,050
                                                                  --------------
                                                                       7,252,488
                                                                  --------------
ENTERTAINMENT &
   LEISURE-1.5%
Royal Caribbean Cruises,
   Ltd ............................................     57,500         2,515,625
Time Warner, Inc. .................................     67,000         4,924,500
                                                                  --------------
                                                                       7,440,125
                                                                  --------------
PRINTING &
   PUBLISHING-1.5%
Donnelley (R.R.) & Sons
   Co .............................................     71,000         2,631,437
Gannett Co., Inc. .................................     65,000         4,639,375
                                                                  --------------
                                                                       7,270,812
                                                                  --------------
RETAIL - GENERAL
   MERCHANDISE-3.9%
Dayton Hudson Corp. ...............................     47,100         3,061,500
Saks, Inc. (a) ....................................    324,600         9,372,825
Tommy Hilfiger Corp. (a) ..........................     83,800         6,159,300
                                                                  --------------
                                                                      18,593,625
                                                                  --------------
                                                                      47,329,550
                                                                  --------------
CONSUMER STAPLES-9.7%
BEVERAGES-2.3%
Coca-Cola Enterprises, Inc. .......................    168,000         4,998,000
Pepsi Bottling Group, Inc. ........................    260,000         5,996,250
                                                                  --------------
                                                                      10,994,250
                                                                  --------------
COSMETICS-0.5%
Avon Products, Inc. ...............................     43,500         2,414,250
                                                                  --------------
FOOD-2.6%
General Mills, Inc. ...............................     39,500         3,174,813
Heinz (H.J.) Co. ..................................     43,000         2,155,375
Nabisco Group Holding
   Corp. (a) ......................................    181,800         3,556,462
Tyson Foods, Inc. Cl.A ............................    167,200         3,762,000
                                                                  --------------
                                                                      12,648,650
                                                                  --------------
RETAIL - FOOD &
   DRUG-1.4%
Kroger Co. (a) ....................................    251,200         7,017,900
                                                                  --------------
TOBACCO-2.9%
Philip Morris Cos., Inc. ..........................    299,000        12,016,062
RJR Nabisco Holdings,
   Inc. (a) .......................................     60,600         1,908,900
                                                                  --------------
                                                                      13,924,962
                                                                  --------------
                                                                      47,000,012
                                                                  --------------
UTILITIES-7.7%
ELECTRIC & GAS
   UTILITY-4.8%
Allegheny Energy, Inc. ............................     51,900         1,664,044
CMS Energy Corp. ..................................     88,400         3,701,750
Consolidated Edison, Inc. .........................     25,600         1,158,400
Duke Power Energy Corp. ...........................     20,600         1,120,125
Edison International ..............................    127,200         3,402,600
FPL Group, Inc. ...................................     47,900         2,616,537
GPU, Inc. .........................................    143,700         6,062,344
Pinnacle West Capital Corp. .......................     88,600         3,566,150
                                                                  --------------
                                                                      23,291,950
                                                                  --------------
TELEPHONE
   UTILITIES-2.9%
AT&T Corp. ........................................    148,241         8,273,701
MCI WorldCom, Inc. (a) ............................     68,568         5,898,991
                                                                  --------------
                                                                      14,172,692
                                                                  --------------
                                                                      37,464,642
                                                                  --------------
MULTI-INDUSTRY
   COMPANIES-4.9%
Honeywell, Inc. ...................................     28,050         3,250,294
Tyco International, Ltd. ..........................    165,200        15,652,700
U.S. Industries, Inc. .............................    269,100         4,574,700
                                                                  --------------
                                                                      23,477,694
                                                                  --------------
CAPITAL GOODS-4.1%
ELECTRICAL
   EQUIPMENT-0.4%
General Electric Co. ..............................     19,200         2,169,600
                                                                  --------------
MISCELLANEOUS-3.7%
Allied-Signal, Inc. ...............................    146,000         9,198,000
United Technologies Corp. .........................    119,600         8,573,825
                                                                  --------------
                                                                      17,771,825
                                                                  --------------
                                                                      19,941,425
                                                                  --------------
BASIC INDUSTRIES-1.7%
CHEMICALS-1.7%
Lyondell Chemical Co. .............................    105,000         2,165,625
Praxair, Inc. .....................................    123,000         6,019,313
                                                                  --------------
                                                                       8,184,938
                                                                  --------------
CONSUMER
   MANUFACTURING-0.9%
BUILDING & RELATED-0.9%
Masco Corp. .......................................    153,000         4,417,875
                                                                  --------------

GROWTH AND INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                       Shares or
                                                       Principal
                                                         Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
TRANSPORTATION-0.5%
MISCELLANEOUS-0.5%
Wisconsin Central Transport
   Corp.(a) .......................................    120,000   $    2,242,500
                                                                 --------------
Total Common Stocks
   (cost $388,718,984) ............................                 467,420,523
                                                                 --------------
SHORT-TERM
   INVESTMENT-4.9%
TIME DEPOSIT-4.9%
State Street Bank Euro Dollar
   4.50%, 7/01/99
   (amortized cost
   $23,802,000) ...................................    $23,802       23,802,000
                                                                 --------------

                                                                   U.S. $ Value
-------------------------------------------------------------------------------
TOTAL INVESTMENTS-101.6%
   (cost $412,520,984) ............................              $  491,222,523
Other assets less
   liabilities-(1.6%) .............................                  (7,945,710)
                                                                 --------------
NET ASSETS-100% ...................................              $  483,276,813
                                                                 ==============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON & PREFERRED
   STOCKS-97.1%
TECHNOLOGY-34.6%
COMMUNICATIONS
   EQUIPMENT-5.9%
General Motors Corp. Cl.H .........................     13,600    $      765,000
Global TeleSystems Group,
   Inc. (a) .......................................     77,214         6,251,921
Loral Space &
   Communications (a) .............................    271,800         4,892,400
Lucent Technologies, Inc. .........................     14,850         1,001,447
Sterling Commerce, Inc. (a) .......................    266,889         9,741,448
                                                                  --------------
                                                                      22,652,216
                                                                  --------------
COMMUNICATION
   SERVICES-3.8%
Cable & Wireless Plc ..............................     10,000           127,519
IXC Communications,
   Inc. (a) .......................................     42,000         1,647,187
Nextel Communications, Inc.
   Cl.A (a) .......................................    241,000        12,102,719
Nextlink Communications, Inc.
   cv.pfd .........................................      6,000           546,750
                                                                  --------------
                                                                      14,424,175
                                                                  --------------
COMPUTER HARDWARE-5.1%
International Business
   Machines Corp. .................................    151,000        19,516,750
                                                                  --------------
COMPUTER SERVICES-2.6%
Ceridian Corp. (a) ................................    298,000         9,740,875
                                                                  --------------
COMPUTER SOFTWARE-2.5%
Sterling Software, Inc. (a) .......................    362,200         9,666,212
                                                                  --------------
ELECTRONICS-1.7%
SCI Systems, Inc. (a) .............................    137,400         6,526,500
                                                                  --------------
NETWORKING
   SOFTWARE-2.1%
Cisco Systems, Inc. (a) ...........................    126,600         8,153,831
                                                                  --------------
SEMI-CONDUCTOR
   COMPONENTS-0.8%
Altera Corp. (a) ..................................     34,000         1,250,563
Intel Corp. .......................................     15,000           892,031
Micron Technology, Inc. (a) .......................     26,000         1,048,125
                                                                  --------------
                                                                       3,190,719
                                                                  --------------
TELECOMMUNICATIONS-4.2%
Colt Telecom Group Plc
   (ADR) (a) ......................................     41,600         3,576,300
Globalstar Telecommunications,
   Ltd.(a) ........................................    147,400         3,413,231
Intermedia Communications,
   Inc. (a) .......................................      1,188            35,603
   cv. pfd ........................................     18,000           735,750
Millicom International Cellular,
   SA (Luxembourg) (a) ............................     56,500         1,786,813
Nokia OYJ (ADR) (Finland) .........................     24,000         2,197,500
Orange Plc (ADR) (a) ..............................     56,000         4,200,000
                                                                  --------------
                                                                      15,945,197
                                                                  --------------
MISCELLANEOUS-5.9%
Ingram Micro, Inc. Cl.A (a) .......................     62,900         1,619,675
Sanmina Corp. (a) .................................    176,100        13,361,587
Solectron Corp. (a) ...............................    114,600         7,642,388
                                                                  --------------
                                                                      22,623,650
                                                                  --------------
                                                                     132,440,125
                                                                  --------------
FINANCE-24.5%
BANKING - MONEY
   CENTERS-3.0%
Automatic Common Exchange
   Security Trust II ..............................     23,600           424,800
Chase Manhattan Corp. .............................     95,940         8,310,802
The Bank of Tokyo-Mitsubishi,
   Ltd. (ADR) .....................................    179,000         2,606,688
                                                                  --------------
                                                                      11,342,290
                                                                  --------------
BANKING - REGIONAL-5.8%
Bank One Corp. ....................................     84,000         5,003,250
BankAmerica Corp. .................................    152,600        11,187,487
Newcourt Credit Group, Inc.
   (Canada) .......................................    399,400         5,167,238
The CIT Group, Inc. Cl.A ..........................     28,780           831,023
                                                                  --------------
                                                                      22,188,998
                                                                  --------------
INSURANCE-4.6%
Ace, Ltd. .........................................     32,000           904,000
American Bankers Insurance
   Group, Inc. ....................................     56,000         3,048,500
American International Group,
   Inc.............................................    118,037        13,817,706
                                                                  --------------
                                                                      17,770,206
                                                                  --------------
REAL ESTATE-2.5%
Entertainment Properties
   Trust ..........................................     56,000           987,000
Humphrey Hospitality Trust,
   Inc.............................................     99,100           802,091
JP Realty, Inc. ...................................    129,400         2,660,787
Koger Equity, Inc. ................................    100,000         1,843,750
Macerich Co. ......................................     42,500         1,115,625
Spieker Properties, Inc. ..........................     56,000         2,177,000
                                                                  --------------
                                                                       9,586,253
                                                                  --------------
MISCELLANEOUS-8.6%
Associates First Capital Corp.
   Cl.A ...........................................    117,000         5,184,563
Citigroup, Inc. ...................................    223,499        10,616,179
CompuCredit Corp. (a) .............................    125,900         2,384,231
Household International, Inc. .....................     62,000         2,937,250
MBNA Corp. ........................................    381,975        11,697,984
                                                                  --------------
                                                                      32,820,207
                                                                  --------------
                                                                      93,707,954
                                                                  --------------

GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
CONSUMER SERVICES-13.0%
AIRLINES-1.9%
Continental Airlines, Inc.
   Cl.B (a) .......................................     83,000    $    3,122,875
Delta Air Lines, Inc. .............................     50,600         2,915,825
UAL Corp. (a) .....................................     18,700         1,215,500
                                                                  --------------
                                                                       7,254,200
                                                                  --------------
BROADCASTING &
   CABLE-4.5%
AT&T Corp.-Liberty Media
   Group Cl.A (a) .................................    471,878        17,341,517
                                                                  --------------
BUSINESS SERVICES-1.5%
Cendant Corp. (a) .................................    280,050         5,741,025
                                                                  --------------
ENTERTAINMENT &
   LEISURE-1.0%
Royal Caribbean Cruises,
    Ltd ...........................................     90,600         3,963,750
                                                                  --------------
PRINTING &
   PUBLISHING-0.7%
Readers Digest Association,
   Inc. pfd .......................................     75,000         2,775,000
                                                                  --------------
RETAIL - GENERAL
   MERCHANDISE-3.4%
Home Depot, Inc. ..................................     93,300         6,012,019
Tandy Corp. .......................................     49,400         2,414,425
The Limited, Inc. .................................     97,300         4,414,987
                                                                  --------------
                                                                      12,841,431
                                                                  --------------
                                                                      49,916,923
                                                                  --------------
HEALTH CARE-5.9%
DRUGS-3.8%
Bristol-Myers Squibb Co. ..........................     98,000         6,902,875
Merck & Co., Inc. .................................     61,800         4,573,200
Schering-Plough Corp. .............................     50,000         2,650,000
SICOR, Inc.
   3.75%, cv. pfd. (a) ............................      8,000           198,520
                                                                  --------------
                                                                      14,324,595
                                                                  --------------
MEDICAL PRODUCTS-0.3%
Medtronic, Inc. ...................................     15,200         1,183,700
                                                                  --------------
MEDICAL SERVICES-1.8%
Health Management Associates,
   Inc. Cl.A (a) ..................................    129,000         1,451,250
McKesson HBOC, Inc. ...............................    171,160         5,498,515
                                                                  --------------
                                                                       6,949,765
                                                                  --------------
                                                                      22,458,060
                                                                  --------------
UTILITIES-5.8%
TELEPHONE UTILITIES-5.8%
MCI WorldCom, Inc. (a) ............................    181,284        15,596,089
Pacific Gateway Exchange,
   Inc. (a) .......................................     95,600         2,778,375
Sprint Corp. ......................................     71,000         3,749,688
                                                                  --------------
                                                                      22,124,152
                                                                  --------------
BUSINESS SERVICES-4.3%
BROADCASTING &
   CABLE-2.6%
CBS Corp. .........................................    118,700         5,156,031
MediaOne Group, Inc. (a) ..........................     66,500         4,945,938
                                                                  --------------
                                                                      10,101,969
                                                                  --------------
COMMERCIAL
   SERVICES-1.1%
Nielsen Media Research,
   Inc.............................................    142,100         4,156,425
                                                                  --------------
PRINTING &
   PUBLISHING-0.6%
News Corp., Ltd. (ADR)
   (Australia) ....................................     60,800         2,147,000
                                                                  --------------
                                                                      16,405,394
                                                                  --------------
CAPITAL GOODS-3.8%
MACHINERY-3.8%
Mannesmann AG
   (German holding) ...............................     98,025        14,652,119
                                                                  --------------
MULTI INDUSTRY
   COMPANY-2.0%
Tyco International, Ltd. ..........................     81,572         7,728,947
                                                                  --------------
ENERGY-1.3%
OIL SERVICES-1.3%
Kerr-McGee Corp. ..................................     42,000         2,107,875
Total Fina SA (ADR) ...............................     45,000         2,899,687
                                                                  --------------
                                                                       5,007,562
                                                                  --------------
CONSUMER STAPLES-1.3%
FOOD & BEVERAGES-0.3%
Pepsi Bottling Group, Inc. ........................     45,100         1,040,119
                                                                  --------------
TOBACCO-1.0%
Philip Morris Cos., Inc. ..........................     98,000         3,938,375
                                                                  --------------
                                                                       4,978,494
                                                                  --------------
CONSUMER
   MANUFACTURING-0.3%
AUTO & RELATED-0.3%
Dana Corp. ........................................     25,200         1,160,775
                                                                  --------------
CONSUMER DURABLE
   GOODS-0.3%
BUILDING & BUILDING
   PRODUCTS-0.3%
Masco Corp. .......................................     34,000           981,750
                                                                  --------------
Total Common & Preferred
   Stocks
   (cost $254,000,706) ............................                  371,562,255
                                                                  --------------

                                          Alliance Variable Products Series Fund
================================================================================

                                                       Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
LONG-TERM DEBT
   SECURITIES-1.5%
COMMUNICATIONS
   EQUIPMENT-1.5%
Global TeleSystems Group, Inc.
   5.75%, 7/01/10
   (cost $2,891,553) ..............................    $ 3,735    $    5,877,956
                                                                  --------------

SHORT-TERM
   INVESTMENT-1.2%
U.S. GOVERNMENT &
   AGENCIES-1.2%
Federal Home Loan Bank
   4.47%, 7/01/99
   (amortized cost
   $4,400,000) ....................................      4,400         4,400,000
                                                                  --------------

                                                                    U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.8%
   (cost $261,292,259) ............................               $  381,840,211
Other assets less
   liabilities-0.2% ...............................                      723,264
                                                                  --------------

NET ASSETS-100% ...................................               $  382,563,475
                                                                  ==============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON & Preferred
   STOCKS-93.3%
AUSTRALIA-2.0%
Coca Cola Amatil ..................................     99,400    $      400,098
National Australia Bank, Ltd. .....................     33,800           558,587
Telstra Corp., Ltd. ...............................     47,700           272,974
                                                                  --------------
                                                                       1,231,659
                                                                  --------------
BRAZIL-0.4%
Telecomunicacoes Brasileiras,
   SA (ADR) .......................................      5,800           252,713
                                                                  --------------
FINLAND-6.3%
Nokia Oyj Corp. Series A ..........................     44,400         3,890,429
                                                                  --------------
FRANCE-12.6%
Cap Gemini SA .....................................      6,000           942,609
Castorama Dubois Investisse .......................        530           125,661
Sanofi, SA (a) ....................................     36,400         1,544,069
Schneider Electric, SA ............................     14,610           820,056
SEITA .............................................     24,140         1,393,545
Societe Generale ..................................     10,180         1,793,434
Total, SA Cl.B ....................................      9,050         1,167,082
                                                                  --------------
                                                                       7,786,456
                                                                  --------------
GERMANY-4.1%
DaimlerChrysler AG ................................      6,500           562,844
Hornbach Holding AG pfd ...........................      2,710           115,935
Mannesmann AG .....................................      8,280         1,237,639
Wella AG pfd ......................................        830           603,202
                                                                  --------------
                                                                       2,519,620
                                                                  --------------
HONG KONG-1.5%
Cheung Kong Holdings, Ltd. ........................     42,000           373,521
Citic Pacific, Ltd. ...............................     32,000           102,080
Sun Hung Kai Properties,
   Ltd ............................................     49,000           446,827
                                                                  --------------
                                                                         922,428
                                                                  --------------
IRELAND-0.4%
CRH Plc (b) .......................................     16,000           283,430
                                                                  --------------
ITALY-2.0%
ENI SpA (b) .......................................     86,000           513,301
Unicredito Italiano SpA ...........................    168,000           737,759
                                                                  --------------
                                                                       1,251,060
                                                                  --------------
JAPAN-23.2%
Bank of Tokyo-Mitsubishi,
   Ltd ............................................    105,000         1,495,536
Bridgestone Corp. .................................     27,000           816,897
Canon, Inc. .......................................     14,000           402,744
Daito Trust Construction Co.,
   Ltd ............................................     48,700           543,482
Daiwa Securities Group, Inc. ......................    149,000           985,368
Fuji Photo Film Co. ...............................     18,000           681,491
Honda Motor Co., Ltd. .............................      8,000           339,258
Hoya Corp. ........................................     10,000           564,603
Japan Tobacco, Inc. ...............................         91         1,008,019
Kao Corp. .........................................     37,000         1,039,927
NTT Mobile Communications
   Network, Inc. ..................................         17           230,470
   New shares (a) .................................         68           910,639
Santen Pharmaceutical Co.,
   Ltd ............................................     47,000           905,266
Shiseido Co., Ltd. ................................     25,000           374,886
Sony Corp. ........................................      4,800           517,814
Takeda Chemical Industries ........................     19,000           881,128
TDK Corp. .........................................      6,000           549,062
Tokyo Electron, Ltd. ..............................     12,000           814,417
Yamanouchi Pharmaceutical
   Co., Ltd. ......................................     34,000         1,301,314
                                                                  --------------
                                                                      14,362,321
                                                                  --------------
NETHERLANDS-10.2%
Equant NV (a) .....................................      8,700           818,888
ING Groep NV ......................................     32,847         1,777,668
Koninklijke Ahold NV ..............................     43,096         1,483,812
United Pan-Europe
   Communications NV (a) ..........................     18,670         1,012,338
Wolters Kluwer NV .................................     31,500         1,253,411
                                                                  --------------
                                                                       6,346,117
                                                                  --------------
SINGAPORE-0.2%
Development Bank of
   Singapore ......................................     12,000           146,651
                                                                  --------------
SOUTH KOREA-1.1%
Korea Telecom Corp. (a) ...........................      9,636           385,440
SK Telecom Co., Ltd.
   (ADR) ..........................................     16,000           272,000
                                                                  --------------
                                                                         657,440
                                                                  --------------
SPAIN-5.3%
Banco Bilbao Vizcaya, SA ..........................     41,800           603,684
Repsol, SA ........................................     16,200           330,656
Tabacalera, SA Series A ...........................     59,400         1,200,157
Telefonica, SA ....................................     23,816         1,146,765
                                                                  --------------
                                                                       3,281,262
                                                                  --------------
SWEDEN-2.5%
AstraZeneca Group Plc .............................     10,635           414,676
Autoliv, Inc. .....................................     10,300           314,254
ForeningsSparbanken AB ............................     56,550           799,387
                                                                  --------------
                                                                       1,528,317
                                                                  --------------
SWITZERLAND-4.8%
ABB, Ltd. (a) .....................................      2,700           254,357
Novartis AG .......................................        515           751,752
UBS AG ............................................      2,162           645,083
Zurich Allied AG ..................................      2,319         1,318,240
                                                                  --------------
                                                                       2,969,432
                                                                  --------------
UNITED KINGDOM-16.7%
Bank of Scotland ..................................    112,303         1,501,995
British Airways Plc ...............................     73,900           510,204
Diageo Plc ........................................     86,438           908,092
Dixons Group Plc ..................................     22,200           416,414
Misys Plc .........................................     65,100           557,193

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
Next Plc ..........................................     42,800    $      519,469
Orange Plc (a) ....................................     70,700         1,037,515
Royal Bank of Scotland Group
   Plc ............................................     77,200         1,581,925
Standard Chartered Plc ............................     65,487         1,066,303
United News & Media Plc ...........................    120,500         1,158,623
Vodafone AirTouch Plc .............................     55,258         1,087,013
                                                                  --------------
                                                                      10,344,746
                                                                  --------------
Total Common & Preferred
   Stocks
   (cost $50,729,883) .............................                   57,774,081
                                                                  --------------

                                                       Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM
   INVESTMENT-2.7%
TIME DEPOSIT-2.7%
State Street Bank Euro Dollar
   4.50%, 7/01/99
   (amortized cost
   $1,672,000) ....................................    $ 1,672    $    1,672,000
                                                                  --------------
TOTAL INVESTMENTS-96.0%
   (cost $52,401,883) .............................                   59,446,081
Other assets less
   liabilities-4.0% ...............................                    2,502,566
                                                                  --------------

NET ASSETS-100% ...................................               $   61,948,647
                                                                  ==============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b)   British Pound denominated security.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

PREMIER GROWTH PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                   Shares    U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-96.4%
TECHNOLOGY-27.6%
COMMUNICATIONS
   EQUIPMENT-11.2%
EMC Corp. (a) ....................................        878,800   $ 48,334,000
Lucent Technologies, Inc. ........................        543,384     36,644,459
Nokia Corp. (ADR)
   (Finland) .....................................      1,177,000    107,769,062
                                                                    ------------
                                                                     192,747,521
                                                                    ------------
COMPUTER
   HARDWARE-5.6%
Dell Computer Corp. (a) ..........................      1,728,000     63,882,000
International Business
   Machines Corp. ................................        118,000     15,251,500
Sun Microsystems, Inc. (a) .......................        246,000     16,950,937
                                                                    ------------
                                                                      96,084,437
                                                                    ------------
COMPUTER SOFTWARE-1.8%
Microsoft Corp. (a) ..............................        347,400     31,309,425
                                                                    ------------
NETWORKING
   SOFTWARE-5.1%
America Online, Inc. .............................        112,900     12,475,450
Cisco Systems, Inc. (a) ..........................      1,180,600     76,038,019
                                                                    ------------
                                                                      88,513,469
                                                                    ------------
SEMI-CONDUCTOR
   COMPONENTS-3.5%
Intel Corp. ......................................        879,200     52,284,925
Micron Technology, Inc. (a) ......................        194,300      7,832,719
                                                                    ------------
                                                                      60,117,644
                                                                    ------------
MISCELLANEOUS-0.4%
Solectron Corp. (a) ..............................        102,700      6,848,806
                                                                    ------------
                                                                     475,621,302
                                                                    ------------
CONSUMER SERVICES-24.9%
AIRLINES-2.2%
Continental Airlines, Inc. (a) ...................        128,000      4,816,000
Delta Air Lines, Inc. ............................        159,900      9,214,238
KLM Royal Dutch Air
   (Netherlands) .................................        125,776      3,592,477
Northwest Airlines Corp.
   Cl.A, (a) .....................................        251,260      8,150,246
UAL Corp. (a) ....................................        188,000     12,220,000
                                                                    ------------
                                                                      37,992,961
                                                                    ------------

BROADCASTING &
   CABLE-7.4%
AT&T Corp.-Liberty Media
   Cl.A, (a) .....................................        943,210     34,662,967
Chancellor Media Corp.
   Cl.A, (a) .....................................         97,400      5,366,131
Clear Channel
   Communications (a) ............................        175,400     12,091,638
MediaOne Group, Inc. (a) .........................        649,300     48,291,687
Vodafone AirTouch PLC
   (ADR) .........................................        139,900     27,560,300
                                                                    ------------
                                                                     127,972,723
                                                                    ------------
ENTERTAINMENT &
   LEISURE-1.0%
Walt Disney Co. ..................................        584,700     18,016,069
                                                                    ------------
PRINTING &
   PUBLISHING-0.4%
Gannett Co., Inc. ................................         99,000      7,066,125
                                                                    ------------
RETAIL - GENERAL
   MERCHANDISE-13.9%
Costco Cos., Inc. (a) ............................        214,600     17,174,706
Dayton Hudson Corp. ..............................        497,300     32,324,500
Gap, Inc. ........................................        542,550     27,330,956
Home Depot, Inc. .................................        997,298     64,263,390
Kohl's Corp. (a) .................................        268,600     20,732,563
Lowes Cos., Inc. .................................        585,500     33,190,531
Wal-Mart Stores, Inc. ............................        905,100     43,671,075
                                                                    ------------
                                                                     238,687,721
                                                                    ------------
                                                                     429,735,599
                                                                    ------------
FINANCE-16.7%
BANKING - MONEY
   CENTERS-0.2%
Chase Manhattan Corp. ............................         48,800      4,227,300
                                                                    ------------
BANKING - REGIONAL-1.8%
BankAmerica Corp. ................................        289,567     21,228,880
Fifth Third Bancorp ..............................         84,200      5,607,194
U.S. Bancorp .....................................        100,600      3,420,400
                                                                    ------------
                                                                      30,256,474
                                                                    ------------
BROKERAGE & MONEY
   MANAGEMENT-5.1%
Charles Schwab Corp. .............................         59,000      6,482,625
Goldman Sachs Group,
   Inc. (a) ......................................         73,100      5,281,475
Merrill Lynch & Co., Inc. ........................        223,900     17,898,006
Morgan Stanley,
   Dean Witter & Co. .............................        562,255     57,631,138
                                                                    ------------
                                                                      87,293,244
                                                                    ------------
INSURANCE-2.4%
American International Group,
   Inc ...........................................        122,775     14,372,348
Citigroup, Inc. ..................................        574,575     27,292,313
                                                                    ------------
                                                                      41,664,661
                                                                    ------------
MORTGAGE BANKING-3.1%
Federal Home Loan Mortgage
   Corp ..........................................        576,300     33,425,400
Federal National Mortgage
   Assn ..........................................        219,500     15,008,313
Washington Mutual, Inc. ..........................        141,640      5,010,515
                                                                    ------------
                                                                      53,444,228
                                                                    ------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                  Shares     U.S. $ Value
--------------------------------------------------------------------------------
MISCELLANEOUS-4.1%
Associates First Capital Corp.
   Cl.A ..........................................       268,056    $ 11,878,231
MBNA Corp. .......................................     1,835,350      56,207,594
Newcourt Credit Group, Inc.
   (Canada) ......................................       141,200       1,826,775
                                                                    ------------
                                                                      69,912,600
                                                                    ------------
                                                                     286,798,507
                                                                    ------------
HEALTH CARE-10.7%
DRUGS-8.9%
Bristol-Myers Squibb Co. .........................       448,600      31,598,262
Merck & Co., Inc. ................................       243,400      18,011,600
Pfizer, Inc. .....................................       334,400      36,700,400
Schering-Plough Corp. ............................       882,900      46,793,700
Warner-Lambert Co. ...............................       286,300      19,862,063
                                                                    ------------
                                                                     152,966,025
                                                                    ------------
MEDICAL SERVICES-1.8%
IMS Health, Inc. .................................       432,400      13,512,500
Mckesson HBOC, Inc. ..............................       576,757      18,528,319
                                                                    ------------
                                                                      32,040,819
                                                                    ------------
                                                                     185,006,844
                                                                    ------------
CONSUMER STAPLES-5.4%
COSMETICS-0.5%
Gillette Co. .....................................       197,500       8,097,500
                                                                    ------------
FOOD-0.3%
Coca-Cola Co. ....................................        69,600       4,350,000
                                                                    ------------
HOUSEHOLD
   PRODUCTS-0.8%
Colgate-Palmolive Co. ............................       136,500      13,479,375
                                                                    ------------
RETAIL - FOOD &
   DRUGS-1.8%
Kroger Co. (a) ...................................       555,800      15,527,662
Safeway, Inc. (a) ................................       244,000      12,078,000
Walgreen Co. .....................................       145,000       4,259,375
                                                                    ------------
                                                                      31,865,037
                                                                    ------------
TOBACCO-2.0%
Philip Morris Cos., Inc. .........................       858,773      34,511,940
                                                                    ------------
                                                                      92,303,852
                                                                    ------------
MULTI INDUSTRY
   COMPANY-4.9%
Tyco International, Ltd. .........................       895,962      84,892,399
                                                                    ------------

                                                       Shares or
                                                       Principal
                                                        Amount
Company                                                  (000)      U.S. $ Value
--------------------------------------------------------------------------------
UTILITY-3.3%
TELEPHONE UTILITY-3.3%
MCI WorldCom, Inc. (a) ...........................       662,219      56,971,528
                                                                  --------------
CAPITAL GOODS-2.2%
ELECTRICAL
   EQUIPMENT-0.7%
General Electric Co. .............................       109,400      12,362,200
                                                                  --------------
POLLUTION CONTROL-0.4%
Waste Management, Inc. ...........................       106,800       5,740,500
                                                                  --------------
MISCELLANEOUS-1.1%
United Technologies Corp. ........................       268,000      19,212,250
                                                                  --------------
                                                                      37,314,950
                                                                  --------------
CONSUMER
   MANUFACTURING-0.4%
AUTO & RELATED-0.4%
Ford Motor Co. ...................................       127,000       7,167,563
                                                                  --------------
ENERGY-0.3%
OIL SERVICE-0.3%
Schlumberger, Ltd. ...............................        83,326       5,306,825
                                                                  --------------
Total Common Stocks
   (cost $1,156,349,252) .........................                 1,661,119,369
                                                                  --------------
SHORT-TERM
   INVESTMENT-3.6%
COMMERCIAL PAPER-3.6%
General Electric Capital Corp.
   5.60%, 7/01/99
   (amortized cost
   $61,377,000) ..................................    $   61,377      61,377,000
                                                                  --------------
TOTAL INVESTMENTS-100.0%
   (cost $1,217,726,252) .........................                 1,722,496,369
Other assets less
   liabilities-0.0% ..............................                       327,380
                                                                  --------------
NET ASSETS-100% ..................................                $1,722,823,749
                                                                  ==============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

QUASAR PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-60.5%
CONSUMER PRODUCTS &
   SERVICES-29.8%
AIRLINES-3.1%
Alaska Air Group, Inc. (a)  .......................     59,100    $    2,467,425
America West Airlines, Inc.
   Cl.B, (a) ......................................     79,500         1,500,563
Atlas Air, Inc. (a) ...............................     17,900           577,275
                                                                  --------------
                                                                       4,545,263
                                                                  --------------
BROADCASTING &
   CABLE-1.0%
Citadel Communications
   Corp. (a) ......................................     17,500           633,828
Entercom Communications
   Corp. (a) ......................................     19,700           842,175
                                                                  --------------
                                                                       1,476,003
                                                                  --------------
BUSINESS SERVICES-2.5%
Carey International, Inc. (a) .....................     79,100         1,952,781
FirstService Corp. (a) ............................     40,900           626,281
TeleSpectrum Worldwide,
   Inc. (a) .......................................    147,500         1,124,688
TeleTech Holdings, Inc. (a) .......................      2,700            27,169
                                                                  --------------
                                                                       3,730,919
                                                                  --------------
ENTERTAINMENT &
   LEISURE-7.5%
Bally Total Fitness Holding
   Corp. (a) ......................................     59,000         1,674,125
Cinar Corp. Cl.B (ADR), (a) .......................     36,700           906,031
Premier Parks, Inc. (a) ...........................    114,000         4,189,500
SFX Entertainment, Inc.
   Cl.A ...........................................     30,000         1,920,000
Sunterra Corp. (a) ................................    180,700         2,518,506
                                                                  --------------
                                                                      11,208,162
                                                                  --------------
FUNERAL SERVICES-0.5%
Carriage Services, Inc.
   Cl.A, (a) ......................................     41,300           774,375
                                                                  --------------
INDUSTRIAL
   MACHINERY-1.2%
United Rentals, Inc. (a) ..........................     61,200         1,805,400
                                                                  --------------
RESTAURANTS &
   LODGING-0.8%
MeriStar Hospitality Corp. ........................     51,900         1,164,506
                                                                  --------------
RETAILING-11.8%
BJ's Wholesale Club, Inc. (a) .....................     54,100         1,626,381
Circuit City Stores, Inc.
   Car Max Group (a) ..............................    128,000           680,000
Furniture Brands International,
   Inc. (a) .......................................     33,900           944,963
Industrie Natuzzi SpA (ADR)
   (Italy) ........................................     59,000         1,146,812
Mens Wearhouse, Inc. (a) ..........................     53,950         1,385,841
Movado Group, Inc. ................................     41,400         1,073,812
Reebok International,
   Ltd. (a) .......................................        600            11,175
Sports Authority, Inc. (a)  .......................    171,300           760,144
Stage Stores, Inc. (a) ............................    124,000           806,000
Tiffany & Co. .....................................     31,000         2,991,500
Transport World Entertainment
   Corp. (a) ......................................     53,750           601,328
Tweeter Home Entertainment
   Group, Inc. (a) ................................     11,300           441,406
Venator Group, Inc. (a) ...........................    233,200         2,434,025
Whole Foods Market,
   Inc. (a) .......................................     14,300           686,847
Women First HealthCare,
   Inc. (a) .......................................     17,200           230,050
Zale Corp. (a) ....................................     42,800         1,712,000
                                                                  --------------
                                                                      17,532,284
                                                                  --------------
MISCELLANEOUS-1.4%
Century Business Services,
   Inc. (a) .......................................    101,400         1,463,962
Imax Corp. (a) ....................................     15,100           341,638
Playtex Products, Inc. (a)  .......................     17,800           277,013
                                                                  --------------
                                                                       2,082,613
                                                                  --------------
                                                                      44,319,525
                                                                  --------------
TECHNOLOGY-10.0%
COMMUNICATIONS
   EQUIPMENT-1.0%
Juniper Networks, Inc. ............................        800           119,325
Pinnacle Holdings, Inc. (a) .......................     41,000         1,001,938
Tekelec (a) .......................................     35,200           430,100
                                                                  --------------
                                                                       1,551,363
                                                                  --------------
COMPUTER HARDWARE-1.7%
Apex PC Solutions, Inc. (a) .......................     84,000         1,719,375
MIPS Technologies, Inc. (a) .......................     16,000           766,000
                                                                  --------------
                                                                       2,485,375
                                                                  --------------
COMPUTER SOFTWARE &
   SERVICES-2.7%
DBT Online, Inc. (a) ..............................     51,800         1,696,450
IMRglobal Corp. (a) ...............................     25,100           484,744
Insight Enterprises, Inc. (a) .....................     32,900           813,247
New Era of Networks,
   Inc. (a) .......................................     11,800           518,093
Sapient Corp. .....................................        800            45,375
Stamps.com, Inc. ..................................      2,000            35,125
TenFold Corp. (a) .................................     12,600           396,900
                                                                  --------------
                                                                       3,989,934
                                                                  --------------
INDUSTRIAL
   MACHINERY-0.4%
Applied Power, Inc. Cl.A ..........................     23,900           652,769
                                                                  --------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
NETWORKING
   SOFTWARE-0.6%
BackWeb Technologies,
   Ltd. (a) .......................................     23,600    $      643,100
CareInsite, Inc. (a) ..............................      4,000           189,750
Software.com, Inc. (a) ............................      4,500           104,484
                                                                  --------------
                                                                         937,334
                                                                  --------------
SEMI-CONDUCTOR
   EQUIPMENT-0.8%
MKS Instruments, Inc. (a) .........................     29,800           555,956
SDL, Inc. (a) .....................................     11,400           582,469
                                                                  --------------
                                                                       1,138,425
                                                                  --------------
TELECOMMUNICATIONS-1.9%
GST Telecommunications,
   Inc. (a) .......................................     51,800           681,494
Millicom International Cellular,
   SA (Luxembourg), (a) ...........................     50,900         1,609,712
RCN Corp. (a) .....................................     12,500           520,703
                                                                  --------------
                                                                       2,811,909
                                                                  --------------
MISCELLANEOUS-0.9%
Excalibur Technologies
   Corp. (a) ......................................     33,500           478,422
Harman International
   Industries, Inc. ...............................     15,700           690,800
Network Plus Corp. (a) ............................      3,600            75,262
Orbital Sciences Corp. (a)  .......................        700            16,538
                                                                  --------------
                                                                       1,261,022
                                                                  --------------
                                                                      14,828,131
                                                                  --------------
FINANCIAL
   SERVICES-7.0%
BROKERAGE & MONEY
   MANAGEMENT-3.1%
Legg Mason, Inc. ..................................    119,400         4,596,900
                                                                  --------------
INSURANCE-0.1%
Reinsurance Group of America,
   Inc.............................................      3,450           121,613
                                                                  --------------
REAL ESTATE-3.6%
Chelsea GCA Realty, Inc. ..........................     89,300         3,315,262
Golf Trust of America, Inc. .......................      1,300            31,769
Taubman Centers, Inc. .............................    151,100         1,992,631
                                                                  --------------
                                                                       5,339,662
                                                                  --------------
MISCELLANEOUS-0.2%
Cash America International,
   Inc.............................................     27,600           355,350
                                                                  --------------
                                                                      10,413,525
                                                                  --------------
HEALTH CARE-4.3%
BIOTECHNOLOGY-1.2%
GelTex Pharmaceuticals,
   Inc. (a) .......................................     60,410         1,085,492
Human Genome Sciences,
   Inc. (a) .......................................     18,300           721,707
                                                                  --------------
                                                                       1,807,199
                                                                  --------------
DRUGS, HOSPITAL
   SUPPLIES & MEDICAL
   SERVICES-3.1%
LifePoint Hospitals, Inc. (a) .....................    106,200         1,423,744
Novoste Corp. (a) .................................     40,800           855,525
Orthodontic Centers of America,
   Inc. (a) .......................................     49,900           704,837
St. Jude Medical, Inc. (a)  .......................     21,700           773,062
Synetic, Inc. (a) .................................     12,500           859,766
                                                                  --------------
                                                                       4,616,934
                                                                  --------------
                                                                       6,424,133
                                                                  --------------
BASIC INDUSTRIES-4.2%
BUILDING & RELATED-0.0%
Associate Materials, Inc. .........................      2,000            27,000
                                                                  --------------
METAL HARDWARE-0.5%
Bethlehem Steel Corp. (a) .........................    104,500           803,344
                                                                  --------------
TEXTILE PRODUCTS-1.9%
Mohawk Industries, Inc. (a) .......................     91,950         2,792,981
                                                                  --------------
TRANSPORTATION &
   SHIPPING-1.8%
Consolidated Freightways
   Corp. (a) ......................................    130,300         1,673,541
Teekay Shipping Corp. .............................     58,300         1,027,537
                                                                  --------------
                                                                       2,701,078
                                                                  --------------
                                                                       6,324,403
                                                                  --------------
CONSUMER
   MANUFACTURING-4.0%
AUTO & RELATED-4.0%
Budget Group, Inc. Cl.A, (a) ......................     73,500           904,969
Dollar Thrifty Automotive
   Group, Inc. (a) ................................     44,300         1,029,975
Group 1 Automotive, Inc. (a) ......................     83,400         1,761,825
Monaco Coach Corp. (a) ............................     52,200         2,208,713
                                                                  --------------
                                                                       5,905,482
                                                                  --------------
ENERGY-1.2%
OIL & GAS SERVICES-1.2%
Evergreen Resources,
   Inc. (a) .......................................      5,100           128,616
Southern Union Co. ................................     75,426         1,640,515
                                                                  --------------
                                                                       1,769,131
                                                                  --------------
Total Common Stocks
   (cost $82,157,305) .............................                   89,984,330
                                                                  --------------

QUASAR PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                       Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
SHORT-TERM
   INVESTMENTS-39.5%
U.S. GOVERNMENT &
   AGENCIES-37.3%
Federal Home Loan Bank
   4.60%, 7/01/99 .................................    $48,400    $   48,400,000
Federal Home Loan Mortgage
   Corp
   4.97%, 7/01/99 .................................      7,000         7,000,000
                                                                  --------------
                                                                      55,400,000
                                                                  --------------

TIME DEPOSIT-2.2%
State Street Bank Euro Dollar
   4.50%, 7/01/99 .................................    $ 3,264    $    3,264,000
                                                                  --------------

Total Short-Term Investments
   (amortized cost
   $58,664,000) ...................................                   58,664,000
                                                                  --------------
TOTAL INVESTMENTS-100.0%
   (cost $140,821,305) ............................                  148,648,330
Other assets less
   liabilities-0.0% ...............................                       15,697
                                                                  --------------
NET ASSETS-100% ...................................               $  148,664,027
                                                                  ==============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

REAL ESTATE INVESTMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-96.2%
REAL ESTATE INVESTMENT
   TRUSTS-96.2%
APARTMENTS-8.7%
Apartment Investment &
   Management Co. .................................     11,200    $      478,800
Avalon Bay Communities,
   Inc. ...........................................     19,334           715,358
Essex Property Trust, Inc. ........................     14,300           505,863
                                                                  --------------
                                                                       1,700,021
                                                                  --------------
DIVERSIFIED-14.9%
Captec Net Lease Realty,
   Inc. ...........................................      6,800            92,013
Correctional Properties Trust .....................     28,600           450,450
Entertainment Properties
   Trust ..........................................     30,100           530,512
Glenborough Realty Trust,
   Inc ............................................     33,200           581,000
Golf Trust of America, Inc. .......................     18,200           444,762
Mission West Properties, Inc. .....................     15,000           123,750
Vornado Realty Trust ..............................     19,500           688,594
                                                                  --------------
                                                                       2,911,081
                                                                  --------------
HOTELS &
   RESTAURANTS-8.2%
Hospitality Properties Trust ......................     14,300           387,887
Innkeepers USA Trust ..............................     36,400           364,000
MeriStar Hospitality Corp. ........................     28,878           647,950
Starwood Hotels & Resorts .........................      4,000           122,250
Wyndham International,
   Inc. (a) .......................................     18,469            83,111
                                                                  --------------
                                                                       1,605,198
                                                                  --------------
MANUFACTURED HOME
   COMMUNITIES-2.3%
Sun Communities, Inc. .............................     12,400           440,200
                                                                  --------------
OFFICE-22.4%
Alexandria Real Estate
   Equities, Inc. .................................     13,800           431,250
Arden Realty Group, Inc. ..........................     19,400           477,725
Boston Properties, Inc. ...........................     15,100           541,713
Cornerstone Properties, Inc. ......................     51,100           811,212
Crescent Real Estate Equities
   Co .............................................     21,800           517,750
Equity Office Properties
   Trust ..........................................     36,400           932,750
SL Green Realty Corp. .............................     32,700           668,306
                                                                  --------------
                                                                       4,380,706
                                                                  --------------

                                                       Shares or
                                                       Principal
                                                        Amount
Company                                                  (000)     U.S. $ Value
-------------------------------------------------------------------------------
OFFICE - INDUSTRIAL
   MIX-11.7%
Brandywine Realty Trust ...........................     26,800   $      530,975
Great Lakes REIT, Inc. ............................      4,700           76,375
Highwoods Properties, Inc. ........................     18,000          493,875
Reckson Associates Realty
   Corp ...........................................     26,500          622,750
Spieker Properties, Inc. ..........................     14,500          563,687
                                                                 --------------
                                                                      2,287,662
                                                                 --------------
REGIONAL MALLS-6.3%
Macerich Co. ......................................     22,800          598,500
Mills Corp. .......................................     29,400          637,613
                                                                 --------------
                                                                      1,236,113
                                                                 --------------
SHOPPING CENTERS-11.2%
Burnham Pacific Properites,
   Inc. ...........................................     14,200          174,838
Pan Pacific Retail Properties,
   Inc.............................................     42,400          821,500
Prime Retail, Inc. ................................     57,900          503,006
Ramco-Gershenson Properties
   Trust ..........................................     18,000          292,500
Regency Reality Corp. .............................     18,120          397,507
                                                                 --------------
                                                                      2,189,351
                                                                 --------------
STORAGE-3.7%
Public Storage, Inc. ..............................     26,100          730,800
                                                                 --------------
WAREHOUSE &
   INDUSTRIAL-6.8%
AMB Property Corp. ................................      7,200          169,200
Cabot Industrial Trust ............................     25,100          533,375
ProLogis Trust ....................................     30,800          623,700
                                                                 --------------
                                                                      1,326,275
                                                                 --------------
Total Common Stocks
   (cost $20,220,602) .............................                  18,807,407
                                                                 --------------
SHORT-TERM
   INVESTMENT-3.9%
TIME DEPOSIT-3.9%
State Street Bank Euro Dollar
   4.50%, 7/01/99
   (amortized cost $761,000) ......................    $   761          761,000
                                                                 --------------
TOTAL INVESTMENTS-100.1%
   (cost $20,981,602) .............................                  19,568,407
Other assets less
   liabilities-(0.1%) .............................                     (27,111)
                                                                 --------------
NET ASSETS-100% ...................................              $   19,541,296
                                                                 ==============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

TECHNOLOGY PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares      U.S. $ Value
--------------------------------------------------------------------------------
COMMON STOCKS-93.2%
TECHNOLOGY-89.1%
COMMUNICATIONS
   EQUIPMENT-10.3%
Amdocs, Ltd (a) ...................................    174,400    $    3,967,600
Juniper Networks, Inc. (a)  .......................      1,600           238,650
Lucent Technologies, Inc. .........................    117,600         7,930,650
Nokia Corp. (ADR)
   (Finland) ......................................     80,600         7,379,937
                                                                  --------------
                                                                      19,516,837
                                                                  --------------
COMPUTER HARDWARE-9.3%
Apex PC Solutions, Inc. (a) .......................     56,850         1,163,649
Compaq Computer Corp. .............................    106,700         2,527,456
Dell Computer Corp. (a) ...........................    222,300         8,218,153
International Business
   Machines Corp. .................................     43,900         5,674,075
                                                                  --------------
                                                                      17,583,333
                                                                  --------------
COMPUTER PERIPHERALS-2.8%
Lexmark International Group,
   Inc.(a) ........................................     80,600         5,324,638
                                                                  --------------
COMPUTER SERVICES-17.6%
Ceridian Corp. (a) ................................    135,900         4,442,231
Computer Sciences Corp. ...........................     75,200         5,202,900
Convergys Corp. (a) ...............................     36,300           698,775
DST Systems, Inc. (a) .............................     62,125         3,906,109
First Data Corp. ..................................    104,500         5,113,969
Fiserv, Inc. (a) ..................................    105,450         3,305,199
Galileo International, Inc. .......................     75,100         4,013,156
Gartner Group, Inc. Cl.A, (a) .....................     41,000           840,500
Sabre Group Holdings, Inc.
   Cl.A, (a) ......................................     34,700         2,385,625
SunGard Data Systems,
   Inc. (a) .......................................     95,400         3,291,300
                                                                  --------------
                                                                      33,199,764
                                                                  --------------
COMPUTER SOFTWARE-8.7%
BEA Systems, Inc. (a) .............................     40,000         1,143,750
Descartes Systems Group,
   Inc. (Canada) (a) ..............................     11,100            56,194
DoubleClick, Inc. (a) .............................     38,500         3,523,953
I2 Technologies, Inc. (a) .........................     30,000         1,291,875
Interplay Entertainment
   Corp. (a) ......................................     33,000            85,078
Microsoft Corp. (a) ...............................     62,000         5,587,750
Mindspring Enterprises,
   Inc. (a) .......................................     38,000         1,683,875
New Era of Networks,
   Inc. (a) .......................................     39,400         1,729,906
Rational Software Corp. (a) .......................     40,900         1,348,422
                                                                  --------------
                                                                      16,450,803
                                                                  --------------
NETWORKING
   SOFTWARE-10.1%
America Online, Inc. ..............................     70,250         7,762,625
Cisco Systems, Inc. (a) ...........................    174,200        11,219,569
                                                                  --------------
                                                                      18,982,194
                                                                  --------------
SEMI-CONDUCTOR
   CAPITAL EQUIPMENT-7.1%
Amkor Technology, Inc. (a)  .......................     69,100           706,116
Applied Materials, Inc. (a) .......................     82,900         6,121,647
KLA-Tencor Corp. (a) ..............................     45,500         2,950,390
Teradyne, Inc. (a) ................................     50,700         3,637,725
                                                                  --------------
                                                                      13,415,878
                                                                  --------------
SEMI-CONDUCTOR
   COMPONENTS-12.7%
Altera Corp. (a) ..................................    110,000         4,045,938
Intel Corp. .......................................     72,400         4,305,537
Micron Technology, Inc. (a) .......................     29,700         1,197,281
PMC-Sierra, Inc. (a) ..............................     65,000         3,832,969
Texas Instruments, Inc. ...........................     37,400         5,423,000
Xilinx, Inc. (a) ..................................     90,900         5,206,866
                                                                  --------------
                                                                      24,011,591
                                                                  --------------
MISCELLANEOUS-10.5%
Ingram Micro, Inc. Cl.A, (a) ......................     74,100         1,908,075
Jabil Circuit, Inc. (a) ...........................     35,000         1,579,375
Network Plus Corp. (a) ............................      7,000           146,344
Sanmina Corp. (a) .................................     93,750         7,113,281
Solectron Corp. (a) ...............................    136,700         9,116,181
                                                                  --------------
                                                                      19,863,256
                                                                  --------------
                                                                     168,348,294
                                                                  --------------
UTILITY-1.9%
TELEPHONE UTILITY-1.9%
MCI WorldCom, Inc. (a) ............................     42,400         3,647,725
                                                                  --------------
CONSUMER SERVICES-1.3%
RETAIL - GENERAL
   MERCHANDISE-0.9%
Tandy Corp. .......................................     33,600         1,642,200
                                                                  --------------
MISCELLANEOUS-0.4%
Equifax, Inc. .....................................     20,000           713,750
                                                                  --------------
                                                                       2,355,950
                                                                  --------------
HEALTH CARE-0.9%
MEDICAL SERVICES-0.9%
Mckesson HBOC, Inc. ...............................     50,824         1,632,721
                                                                  --------------
Total Common Stocks
   (cost $110,547,953) ............................                  175,984,690
                                                                  --------------

                                          Alliance Variable Products Series Fund
================================================================================

                                                       Principal
                                                        Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM
   INVESTMENT-7.4%
TIME DEPOSIT-7.4%
State Street Bank Euro Dollar
   4.50%, 7/01/99
   (amortized cost
   $13,949,000) ................................   $   13,949   $    13,949,000
                                                                ---------------

                                                                   U.S. $ Value
-------------------------------------------------------------------------------
TOTAL INVESTMENTS-100.6%
   (cost $124,496,953) .........................                $   189,933,690
Other assets less
   liabilities-(0.6%) ..........................                     (1,058,799)
                                                                ---------------
NET ASSETS-100% ................................                $   188,874,891
                                                                ===============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

UTILITY INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares     U.S. $ Value
-------------------------------------------------------------------------------
COMMON & PREFERRED
   STOCKS-86.9%
UNITED STATES
   INVESTMENTS-76.7%
UTILITIES-56.6%
ELECTRIC & GAS
   UTILITIES-26.4%
AGL Resources, Inc. ............................        6,100   $       112,469
American Electric Power,
   Inc..........................................       16,900           634,806
CINergy Corp. ..................................       22,100           707,200
CMS Energy Corp. ...............................       18,400           770,500
Consolidated Edison, Inc. ......................       35,700         1,615,425
DPL, Inc. ......................................       21,000           385,875
FPL Group, Inc. ................................       10,200           557,175
GPU, Inc. ......................................       36,000         1,518,750
Illinova Corp. .................................       28,000           763,000
KeySpan Energy Corp. (a) .......................        4,600           121,325
MCN Corp. ......................................        4,600            95,450
New Jersey Resources Corp. .....................        4,400           164,725
Nisource, Inc. .................................       56,200         1,639,163
Northwest Natural Gas Co. ......................        5,250           126,328
People's Energy Corp. ..........................        3,600           135,675
Pinnacle West Capital Corp. ....................       19,000           764,750
Questar Corp. ..................................        7,000           133,875
Reliant Energy Inc. ............................       23,000           635,375
Sempra Energy ..................................        6,165           139,483
                                                                ---------------
                                                                     11,021,349
                                                                ---------------
TELEPHONE UTILITIES-30.2%
Ameritech Corp. ................................       27,200         1,999,200
AT&T Corp. .....................................       36,361         2,029,398
Bell Atlantic Corp. ............................       12,800           836,800
BellSouth Corp. ................................       38,200         1,790,625
Frontier Corp. .................................       21,000         1,239,000
GTE Corp. ......................................       20,500         1,552,875
MCI WorldCom, Inc. (a) .........................       24,000         2,064,750
Telephone and Data Systems,
   Inc..........................................        6,000           438,375
US West Communications
   Group .......................................       10,800           634,500
                                                                ---------------
                                                                     12,585,523
                                                                ---------------
                                                                     23,606,872
                                                                ---------------
CONSUMER SERVICES-10.3%
BROADCASTING &
   CABLE-10.3%
Cablevision Systems Corp.
   Series I 8.50% cv. pfd ......................       10,000         1,080,000
Comcast Corp. Cl.A .............................       18,000           691,875
MediaOne Group, Inc. ...........................       21,400         1,936,700
Omnipoint Corp.
   7.00% cv. pfd. (a)(b) .......................       11,000           598,125
                                                                ---------------
                                                                      4,306,700
                                                                ---------------
ENERGY-6.5%
DOMESTIC PRODUCERS-2.6%
The Williams Cos., Inc.
   3.50% pfd ...................................        4,700           942,937
Washington Gas Light Co. .......................        5,600           145,600
                                                                ---------------
                                                                      1,088,537
                                                                ---------------
PIPELINES-1.5%
Enron Corp. ....................................        5,800           474,150
Piedmont Natural Gas Co.,
   Inc..........................................        5,100           158,738
                                                                ---------------
                                                                        632,888
                                                                ---------------
MISCELLANEOUS-2.4%
AES Corp. (a) ..................................       17,200           999,750
                                                                ---------------
                                                                      2,721,175
                                                                ---------------
MULTI-INDUSTRY
   COMPANIES-1.9%
Montana Power Co. ..............................        5,600           394,800
Southwest Gas Corp. ............................        7,000           200,375
Wicor, Inc. ....................................        7,000           195,562
                                                                ---------------
                                                                        790,737
                                                                ---------------
TECHNOLOGY-1.4%
COMMUNICATION
   EQUIPMENT-1.4%
NTL, Inc. (a) ..................................        4,172           359,705
PairGain Technologies,
   Inc. (a) ....................................       17,000           196,031
                                                                ---------------
                                                                        555,736
                                                                ---------------
Total United States Investments
   (cost $22,124,884) ..........................                     31,981,220
                                                                ---------------
FOREIGN
   INVESTMENTS-10.2%
ARGENTINA-1.6%
Telecom Argentina, SA ..........................       11,500           307,625
Telefonica De Argentina ........................       11,500           360,812
                                                                ---------------
                                                                        668,437
                                                                ---------------
BRAZIL-0.3%
Celular CRT Participacoes,
   SA (a) ......................................      129,000            17,487
Companhia Energetica de
   Minas Gerais (ADR) ..........................        1,958            40,862
Companhia Paranaense de
   Energia-Copel pfd. (ADR) ....................        4,700            39,362
Companhia Riograndense de
   Telecom pfd .................................      129,000            31,294
                                                                ---------------
                                                                        129,005
                                                                ---------------
CANADA-2.0%
BCE, Inc. ......................................       16,700           823,519
                                                                ---------------
FINLAND-2.2%
Nokia Corp. (ADR) ..............................       10,000           915,625
                                                                ---------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                 Shares     U.S. $ Value
-------------------------------------------------------------------------------
MEXICO-2.4%
Telefonos de Mexico, SA
   Series L (ADR) ..............................       12,400   $     1,002,075
                                                                ---------------
PERU-0.2%
Telefonica del Peru, SA Cl.B ...................       62,000            93,209
                                                                ---------------
PHILIPPINES-0.4%
Philippine Long Distance
   Telephone Co. Series III
   3.50% cv.pfd. (ADR) .........................        6,000           180,750
                                                                ---------------
SOUTH KOREA-1.1%
Korea Electric Power Corp. .....................        4,020           167,051
SK Telecom Co., Ltd. (ADR)  ....................       15,701           266,923
                                                                ---------------
                                                                        433,974
                                                                ---------------
Total Foreign Investments
   (cost $2,928,735) ...........................                      4,246,594
                                                                ---------------
Total Common & Preferred
   Stocks
   (cost $25,053,619) ..........................                     36,227,814
                                                                ---------------

                                                       Principal
                                                        Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
SHORT-TERM
   INVESTMENT-13.2%
TIME DEPOSIT-13.2%
State Street Bank Euro Dollar
   4.50%, 7/01/99
   (amortized cost
   $5,499,000) .................................   $    5,499   $     5,499,000
                                                                ---------------
TOTAL INVESTMENTS-100.1%
   (cost $30,552,619) ..........................                     41,726,814
Other assets less
   liabilities-(0.1%) ..........................                        (41,361)
                                                                ---------------
NET ASSETS-100% ................................                $    41,685,453
                                                                ===============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 1999, the aggregate market value of this security amounted to $598,125 or 1.4% of net assets.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
COMMON STOCKS & OTHER
   INVESTMENTS-95.9%
ARGENTINA-0.7%
Nortel Inversora, SA Series B
   pfd. (ADR) (a) ..............................       18,800   $       326,650
                                                                ---------------
AUSTRALIA-1.6%
Commonwealth Serum Lab,
   Ltd .........................................       63,400           546,514
TAB Corp. Holdings, Ltd. .......................       31,600           212,652
                                                                ---------------
                                                                        759,166
                                                                ---------------
AUSTRIA-3.1%
Austria Tabakwerke AG ..........................        9,653           562,220
Bank Austria AG ................................       16,680           876,924
                                                                ---------------
                                                                      1,439,144
                                                                ---------------
BRAZIL-5.3%
Bardella Industrias Mecanicas,
   SA pfd. (a) .................................        1,650            46,597
Celese Centrais Eletrais de
   Santa Catarina, SA
   Cl.B pfd. (a) ...............................      455,001           174,753
Celular CRT Participacoes,
   SA (a) ......................................      645,734            61,580
Companhia Paranaense de
   Energia-Copel (ADR) .........................       44,000           368,500
Companhia Paulista de Forca e
   Luz pfd .....................................        1,591                98
Companhia Riograndense de
   Telecom Cl.A pfd ............................      454,282           110,203
Companhia Vale do Rio Doce
   PNB (receipts) ..............................        2,360                 0
Embratel Participacoes, SA
   (ADR) (a) ...................................       13,000           180,375
Espirito Santo Centrais
   Electricas, SA ..............................          324            11,899
Gerdau, SA pfd .................................   24,114,144           401,789
Iven, SA pfd. (a)(b) ...........................      681,300            88,505
Metalurgica Gerdau, SA (b)  ....................      419,660             9,481
   pfd .........................................   14,360,043           433,924
Tele Sudeste Celular
   Participacoes, SA
   (ADR) (a) ...................................        5,300           153,700
Telesp Participacoes, SA
   (ADR) (a) ...................................       16,000           366,000
                                                                ---------------
                                                                      2,407,404
                                                                ---------------
CHILE-0.3%
Companhia de
   Telecomunicaciones de
   Chile, SA (ADR) .............................        6,000           148,500
                                                                ---------------
CROATIA-0.5%
Pliva D.D. (GDR) ...............................       14,200           213,710
                                                                ---------------
CYPRUS-0.2%
Premier Telesports, Ltd. (a)(b) ................        6,600            54,429
Primamedic, Ltd. (a)(b) ........................      129,000            37,234
                                                                ---------------
                                                                         91,663
                                                                ---------------
CZECH REPUBLIC-0.9%
Ceske Radiokomunikace
   AS (a) ......................................        9,561           332,231
Tabak AS .......................................          330            78,474
                                                                ---------------
                                                                        410,705
                                                                ---------------
EGYPT-0.7%
Commercial International
   Bank ........................................       10,000            89,806
Egypt Mobile Phone
   non-tradeable receipts (a) ..................        8,340           187,992
Madinet NASR City for
   Housing & Development .......................        4,740            53,054
                                                                ---------------
                                                                        330,852
                                                                ---------------
FINLAND-1.0%
Merita OYJ, Plc Series A (a) ...................       84,200           478,255
                                                                ---------------
FRANCE-8.1%
Aerospatiale Matra (a) .........................        3,950            91,006
CNP Assurances (a) .............................       17,950           490,164
Sanofi, SA (a) .................................       20,920           887,416
SEITA ..........................................       13,030           752,191
Societe Generale ...............................        3,671           646,728
Societe National Elf
   Aquitaine ...................................        5,710           837,600
                                                                ---------------
                                                                      3,705,105
                                                                ---------------
GERMANY-2.8%
MVV Energie AG (a) .............................       25,550           402,975
Stinnes AG (a) .................................       28,400           442,070
Viag AG ........................................          900           424,916
                                                                ---------------
                                                                      1,269,961
                                                                ---------------
GREECE-0.5%
Heracles General Cement,
   SA ..........................................        7,900           211,290
                                                                ---------------
HONG KONG-1.4%
China Telecom (a) ..............................      100,000           277,756
Ng Fung Hong Ltd. ..............................      342,000           284,317
Shandong International Power
   Development Co., Ltd.
   Cl.H (a) ....................................      395,000            91,131
                                                                ---------------
                                                                        653,204
                                                                ---------------
HUNGARY-1.1%
Magyar Olaj-es Gazipari
   Reszvenytar .................................       14,100           339,499
OTP Bank (GDR) .................................        3,930           161,130
                                                                ---------------
                                                                        500,629
                                                                ---------------
INDIA-1.2%
Industrial Credit & Investment
   Corp. (GDR) (a) .............................       23,000           232,300
Mahanagar Telephone Nigam,
   Ltd. (GDR) ..................................       19,600           192,080
Videsh Sanchar Nigam, Ltd.
   (GDR) (c) ...................................       11,900           150,237
                                                                ---------------
                                                                        574,617
                                                                ---------------

                                          Alliance Variable Products Series Fund
================================================================================

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
INDONESIA-0.2%
PT Tambang Timah (GDR) .........................       12,800   $       113,280
                                                                ---------------
ISRAEL-0.6%
Bank Hapoalim, Ltd. ............................      100,000           256,470
                                                                ---------------
ITALY-5.3%
Banca Nazionale del
   Lavoro (a) ..................................      203,300           639,194
Ente Nazionale Idrocarburi
   SpA (a) .....................................      189,400           694,742
Istituto Bancario San Paolo di
   Torini ......................................          104             1,415
Monte dei Paschi di Siena
   SpA (a) .....................................       75,000           332,449
Telecom Italia Mobile di Risp
   SpA .........................................       90,000           331,212
Telecom Italia SpA (a) .........................       77,000           417,515
                                                                ---------------
                                                                      2,416,527
                                                                ---------------
JAPAN-12.5%
Daiwa Securities Co., Ltd. .....................      150,000           991,982
East Japan Railway Co. .........................           82           440,605
Japan Tobacco, Inc. ............................          127         1,406,795
Nippon Telegraph & Telephone,
   Corp ........................................           99         1,153,923
Nomura Securities Co., Ltd. ....................       56,000           655,964
NTT Mobile Communications
   Network, Inc. (a) ...........................           65           872,613
West Japan Railway .............................           58           222,468
                                                                ---------------
                                                                      5,744,350
                                                                ---------------
MALAYSIA-0.6%
Telekom Malaysia Berhad ........................       78,600           264,483
                                                                ---------------
MALTA-0.3%
Maltacom Plc (GDR) (a) .........................        7,000           124,250
                                                                ---------------
MEXICO-5.1%
Grupo Financiero Banorte,
   SA de CV Cl.B (a) ...........................      617,200           903,124
Telefonos de Mexico, SA
   Cl.L (ADR) ..................................       13,200         1,066,725
Tubos de Acero de Mexico,
   SA (ADR) ....................................       33,000           358,875
                                                                ---------------
                                                                      2,328,724
                                                                ---------------
NETHERLANDS-10.4%
Akzo Nobel NV ..................................       20,000           841,174
Equant NV (a) ..................................        9,430           887,599
ING Groep NV ...................................       18,423           997,046
ST Microelectronics NV .........................       14,400           958,938
                                                                ---------------
United Pan-Europe
   Communications NV (a) .......................       20,200         1,095,299
                                                                ---------------
                                                                      4,780,056
                                                                ---------------
NORWAY-0.4%
Christiana Bank OG
   Kreditkasse .................................       47,500           170,579
                                                                ---------------
PEOPLES REPUBLIC OF
   CHINA-0.8%
Beijing Datang Power
   Generation Co., Ltd. Cl.H ...................      500,000           161,111
Yanzhou Coal Mining Co.,
   Ltd. Cl.H ...................................      542,000           193,856
                                                                ---------------
                                                                        354,967
                                                                ---------------
PERU-0.6%
Cementos Norte Pacasmayo,
   SA Cl.C (a) .................................       74,796            97,633
Explosivios, SA Cl.C (a)(b) ....................      134,976           115,434
Ferreyros, SA ..................................      112,642            74,024
                                                                ---------------
                                                                        287,091
                                                                ---------------
PHILIPPINES-1.0%
International Container
   Terminal Services, Inc. (a) .................      216,578            28,175
Manila Electric Co. Series B ...................       51,300           184,707
Philippine Long Distance
   Telephone Co. ...............................        7,440           226,817
                                                                ---------------
                                                                        439,699
                                                                ---------------
POLAND-1.6%
Kredyt Bank PBI, SA
   (GDR) (a) (c) ...............................       12,000           288,000
Orbis, SA (a) ..................................       30,300           249,975
Powszechny Bank Kredytowy,
   SA (GDR) (a) ................................        8,100           198,450
                                                                ---------------
                                                                        736,425
                                                                ---------------
PORTUGAL-1.0%
Electricidade de Portugal,
   SA ..........................................       14,000           251,981
Soporcel Sociedade Portuguesa
   de Papel, SA ................................       19,600           201,036
                                                                ---------------
                                                                        453,017
                                                                ---------------
RUSSIA-1.2%
Gazprom (ADR) (a)(c) ...........................        8,000            90,000
Lukoil Holdings (ADR) ..........................        6,770           268,092
Sberbank of Russia (a) .........................        1,907            77,329
Sun Interbrew, Ltd.
   (GDR) Voting shares (a)(b)(c) ...............       10,400            50,922
   (GDR) Cl.A Non voting
   shares (a)(b)(c) ............................       14,200            36,978
                                                                ---------------
                                                                        523,321
                                                                ---------------
SINGAPORE-1.2%
Development Bank of
   Singapore, Ltd. .............................       44,000           537,720
                                                                ---------------
SOUTH AFRICA-0.3%
Iscor, Ltd. (a) ................................      450,071           140,974
                                                                ---------------

WORLDWIDE PRIVATIZATION PORTFOLIO
PORTFOLIO OF INVESTMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Company                                                Shares      U.S. $ Value
-------------------------------------------------------------------------------
SOUTH KOREA-5.0%
Housing & Commercial
   Bank (a) ....................................        7,300   $       230,194
Korea Electric Power Corp. .....................       11,000           457,106
Korea Telecom Corp.
   (ADR) (a) ...................................       10,064           402,560
Pohang Iron & Steel Co., Ltd. ..................        4,980           598,267
SK Telecom Co., Ltd. (ADR)  ....................       19,924           575,089
   rights, expiring 7/26/99 ....................           40            21,011
                                                                ---------------
                                                                      2,284,227
                                                                ---------------
SPAIN-5.2%
Aldeasa, SA (a) ................................       21,000           581,029
Argentaria, SA .................................       21,400           486,427
Indra Sistemas, SA .............................       35,000           377,034
Repsol, S ......................................       21,150           431,689
Tabacalera, SA Cl.A ............................       24,300           490,973
                                                                ---------------
                                                                      2,367,152
                                                                ---------------
SWEDEN-0.4%
ForeningsSparbanken AB,
   Cl.A ........................................       11,850           167,511
                                                                ---------------
SWITZERLAND-1.5%
Sairgroup ......................................        1,000           209,311
Swisscom AG (a) ................................        1,300           489,036
                                                                ---------------
                                                                        698,347
                                                                ---------------
TAIWAN-0.8%
Taiwan Semiconductor Co. .......................       94,710           362,126
                                                                ---------------
THAILAND-1.1%
PTT Exploration & Production
   Public Co., Ltd. (a) ........................       24,500           187,363
Siam Commercial Bank (a) .......................      224,000           318,915
                                                                ---------------
                                                                        506,278
                                                                ---------------
TURKEY-0.5%
Petkim Petrokimya Holding
   AS ..........................................    5,869,500            80,650
Turkiye Is Bankasi Series C ....................    8,646,000           153,621
                                                                ---------------
                                                                        234,271
                                                                ---------------
UNITED KINGDOM-8.9%
Anglian Water Plc ..............................       22,059           244,089
Birkby Plc .....................................       74,200           343,856
British Airways Plc ............................       75,500           521,250
British Energy Plc .............................       60,500           519,729
Energis Plc (a) ................................       18,300           437,296
Mersey Docks & Harbour
   Co ..........................................       40,600           337,898
National Grid Group Plc ........................       61,200           426,382
National Power Plc .............................       78,101           567,522
PowerGen Plc ...................................       19,724           212,344
Stagecoach Holdings Plc ........................      127,700           456,419
                                                                ---------------
                                                                      4,066,785
                                                                ---------------
TOTAL INVESTMENTS-95.9%
   (cost $37,267,815) ..........................                     43,879,485
Other assets less
   liabilities-4.1% ............................                      1,856,061
                                                                ---------------
NET ASSETS-100% ................................                $    45,735,546
                                                                ===============

--------------------------------------------------------------------------------

(a)   Non-income producing security.

(b)   Illiquid security valued at fair market value (see Note A).

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 1999, the aggregate market value of these securities amounted to $616,137 or 1.3% of net assets.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

GLOBAL BOND PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                        Principal
                                                         Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
AUSTRIA-3.1%
GOVERNMENT
   OBLIGATION-3.1%
Republic of Austria
   4.50%, 9/28/05 (a) ..............    JPY               140,000    $ 1,364,470
                                                                     -----------
FRANCE-4.2%
GOVERNMENT
   OBLIGATION-4.2%
Government of France
   5.25%, 4/25/08 ..................    EUR                 1,700      1,840,068
                                                                     -----------
GERMANY-9.3%
GOVERNMENT
   OBLIGATION-9.3%
Government of Germany
   6.00%, 2/16/06 (a) ..............                        3,600      4,078,456
                                                                     -----------
ITALY-8.3%
GOVERNMENT
   OBLIGATION-8.3%
Republic of Italy
   6.25%, 5/15/02 ..................                        3,300      3,640,272
                                                                     -----------
JAPAN-16.3%
DEBT OBLIGATIONS-16.3%
Asian Development Bank
   5.00%, 2/05/03 ..................    JPY               190,000      1,796,024
European Investment Bank
   3.00%, 9/20/06 (a) ..............                      210,000      1,909,565
Export Import Bank
   2.875%, 7/28/05 .................                      190,000      1,698,644
Tokyo Electric Power Co.,
   Inc
   4.00%, 3/24/04 ..................    EUR                 1,700      1,734,204
                                                                     -----------
                                                                       7,138,437
                                                                     -----------
NETHERLANDS-5.0%
GOVERNMENT
   OBLIGATION-5.0%
Dutch Government
   5.25%, 7/15/08 ..................                        2,050      2,208,339
                                                                     -----------
SPAIN-7.3%
GOVERNMENT
   OBLIGATIONS-7.3%
Government of Spain
   3.10%, 9/20/06 ..................    JPY               170,000      1,550,265
   5.25%, 1/31/03 (a) ..............    EUR                 1,500      1,622,816
                                                                     -----------
                                                                       3,173,081
                                                                     -----------
SWEDEN-4.0%
GOVERNMENT
   OBLIGATION-4.0%
Kingdom of Sweden
   8.00%, 8/15/07 ..................    SEK                12,500      1,766,845
                                                                     -----------
UNITED KINGDOM-8.2%
DEBT OBLIGATIONS-6.0%
Abbey National Treasury
   3.625%, 7/12/04 .................    EUR                 1,750      1,753,476
International Bank for
   Reconstruction &
   Development
   7.125%, 7/30/07 .................    GBP                   500        852,358
                                                                     -----------
                                                                       2,605,834
                                                                     -----------
GOVERNMENT
   OBLIGATION-2.2%
U.K. Treasury Gilts
   8.50%, 7/16/07 (a) ..............                          520        981,121
                                                                     -----------
                                                                       3,586,955
                                                                     -----------
UNITED STATES-32.2%
GOVERNMENT/AGENCY
   OBLIGATIONS-30.5%
Federal National Mortgage
   Association
   2.125%, 10/09/07 (a) ............    JPY               230,000      1,945,028
U.S. Treasury Notes
   5.625%, 5/15/08 .................    US$                 1,000        979,530
   6.125%, 8/15/07 .................                        1,400      1,415,092
   6.875%, 5/15/06 .................                        3,600      3,790,116
   7.25%, 8/15/04 ..................                        4,900      5,212,374
                                                                     -----------
                                                                      13,342,140
                                                                     -----------
TIME DEPOSIT-1.7%
State Street Bank Euro Dollar
   4.50%, 7/01/99 ..................                          754        754,000
                                                                     -----------
                                                                      14,096,140
                                                                     -----------
TOTAL INVESTMENTS-97.9%
   (cost $44,404,305) ..............                                  42,893,063
Other assets less
   liabilities-2.1% ................                                     912,323
                                                                     -----------
NET ASSETS-100% ....................                                 $43,805,386
                                                                     ===========

--------------------------------------------------------------------------------

(a) Securities, or portion thereof, with an aggregate market value of $7,409,611 have been segregated to collateralize forward exchange currency contracts.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

GLOBAL DOLLAR GOVERNMENT PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                      Shares or
                                                      Principal
                                                       Amount
                                                        (000)      U.S. $ Value
-------------------------------------------------------------------------------

SOVEREIGN DEBT
   OBLIGATIONS-66.4%
NON-COLLATERALIZED
   BRADY BONDS-21.2%
BRAZIL-10.4%
Republic of Brazil, C-Bonds
   5.00%, 4/15/14 (a) ..........................   $      885   $       570,507
Republic of Brazil FRN
   5.9375%, 4/15/12 ............................          520           317,876
                                                                ---------------
                                                                        888,383
                                                                ---------------
BULGARIA-5.6%
Republic of Bulgaria FLIRB
   2.50%, 7/28/12 (b) ..........................          800           476,000
                                                                ---------------
PERU-5.2%
Republic of Peru FLIRB
   3.75%, 3/07/17 (b)(c) .......................          250           136,875
Republic of Peru PDI
   4.50%, 3/07/17 ..............................          500           306,900
                                                                ---------------
                                                                        443,775
                                                                ---------------
Total Non-Collateralized
   Brady Bonds
   (cost $2,040,185) ...........................                      1,808,158
                                                                ---------------
OTHER SOVEREIGN DEBT
   OBLIGATIONS-34.4%
ARGENTINA-4.1%
Province of Tucuman
   9.45%, 8/01/04 (c) ..........................          412           338,247
Republic of Argentina,
   warrants,
   expiring 12/03/99 (d) .......................            0             4,000
Republic of Argentina,
   warrants,
   expiring 2/25/00 (d) ........................            0             4,945
                                                                ---------------
                                                                        347,192
                                                                ---------------
COLOMBIA-2.5%
Republic of Colombia
   8.375%, 2/15/27 .............................          300           210,000
                                                                ---------------
MEXICO-13.6%
United Mexican States
   9.75%, 4/06/05 ..............................          300           303,750
United Mexican States
   10.375%, 2/17/09 ............................          850           858,500
                                                                ---------------
                                                                      1,162,250
                                                                ---------------
PANAMA-4.5%
Republic of Panama
   9.375%, 4/01/29 .............................          400           380,520
                                                                ---------------
RUSSIA-5.7%
Russia Ministry of Finance
   3.00%, 5/14/03 ..............................          400            94,000
Russia Ministry of Finance
   12.75%, 6/24/28 .............................          500           280,000
Russian IAN FRN
   6.0625%, 12/15/15 ...........................          692           108,107
                                                                ---------------
                                                                        482,107
                                                                ---------------

                                                       Principal
                                                        Amount
                                                         (000)     U.S. $ Value
-------------------------------------------------------------------------------
TURKEY-1.2%
Republic of Turkey
   12.375%, 6/15/09 ............................   $      100   $        99,250
                                                                ---------------

UNITED STATES-2.8%
Republic of Costa Rica
   9.335%, 5/15/09 (c) .........................          100            97,500
Republic of Philippines
   8.875%, 4/15/08 .............................          150           145,350
                                                                ---------------
                                                                        242,850
                                                                ---------------

Total Other Sovereign
   Debt Obligations
   (cost $2,948,897) ...........................                      2,924,169
                                                                ---------------

COLLATERALIZED
   BRADY BONDS-10.8%
ARGENTINA-3.4%
Republic of Argentina
   5.75%, 3/31/23 ..............................          460           291,548
                                                                ---------------

BULGARIA-2.4%
Republic of Bulgaria FRN
   5.875%, 7/28/24 .............................          300           203,250
                                                                ---------------

ECUADOR-1.0%
Republic of Ecuador FRN
   6.00%, 2/28/25 ..............................          180            83,250
                                                                ---------------

VENEZUELA-4.0%
Republic of Venezuela
   6.75%, 3/31/20 ..............................          500           343,750
                                                                ---------------

Total Collateralized
   Brady Bonds
   (cost $978,382) .............................                        921,798
                                                                ---------------

Total Sovereign Debt
   Obligations
   (cost $5,967,464) ...........................                      5,654,125
                                                                ---------------

CORPORATE DEBT
   OBLIGATIONS-23.1%
BANKING-4.6%
Banco Nacional De
   Desenvolvimiento
   Economico FRN
   10.80%, 6/16/08 (c) .........................          300           250,125
Korea Development Bank FRN
   8.889%, 6/16/03 (c) .........................          150           146,250
                                                                ---------------
                                                                        396,375
                                                                ---------------

COMMUNICATIONS-2.4%
Viatel, Inc.
   11.50%, 3/15/09 (c) .........................          200           207,000
                                                                ---------------

ELECTRONICS-4.0%
Samsung Electronics, Ltd.
   7.45%, 10/01/02 (c) .........................          350           337,472
                                                                ---------------

INDUSTRIAL-4.8%
Petroleos Mexicanos
   9.25%, 3/30/18 (c) ..........................          500           405,000
                                                                ---------------

                                          Alliance Variable Products Series Fund
================================================================================

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
-------------------------------------------------------------------------------
YANKEE BOND-7.3%
Cantv Finance, Ltd.
   9.25%, 2/01/04 ..............................   $      500   $       433,125
Consorcio Ecuatoriano
   14.00%, 5/01/02 (c) .........................          400           112,000
Interamericas Communications
   14.00%, 10/27/07 (c)(e)  ....................          100            68,500
Transportacion Maritima
   Mexicana SP
   9.25%, 5/15/03 ..............................           12             9,270
                                                                ---------------
                                                                        622,895
                                                                ---------------
Total Corporate Debt
   Obligations
   (cost $2,427,470) ...........................                      1,968,742
                                                                ---------------

                                                                   U.S. $ Value
-------------------------------------------------------------------------------
TOTAL INVESTMENTS-89.5%
   (cost $8,394,934) ...........................                $     7,622,867
Other assets less
   liabilities-10.5% ...........................                        892,868
                                                                ---------------

NET ASSETS-100% ................................                $     8,515,735
                                                                ===============

--------------------------------------------------------------------------------

(a)   Coupon consists of 5% cash payment and 3% paid in kind.

(b) Coupon will increase periodically based upon a predetermined schedule. Stated interest rate in effect at June 30, 1999.

(c) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 1999 the aggregate market value of these securities amounted to $2,098,969 or 24.7% of net assets.

(d)   Non-income producing security.

(e)   Security trades with warrants expiring in October 2007.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

HIGH-YIELD PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
-------------------------------------------------------------------------------
CORPORATE DEBT
   OBLIGATIONS-91.1%
AUTOMOTIVE-2.8%
American Axle &
   Manufacturing, Inc.
   9.75%, 3/01/09 (a) ..........................   $      300   $       301,500
Federal Mogul Corp.
   7.50%, 1/15/09 (a) ..........................          300           276,942
                                                                ---------------
                                                                        578,442
                                                                ---------------
CABLE-4.9%
Charter Communications
   Holdings LLC
   8.625%, 4/01/09 (a) .........................          500           482,500
NTL, Inc.
   10.00%, 2/15/07 .............................          300           312,000
TVN Entertainment Corp.
   14.00%, 8/01/08 (a)(b)(c) ...................          400           220,000
                                                                ---------------
                                                                      1,014,500
                                                                ---------------
CHEMICALS-7.2%
Climachem, Inc. Series B
   10.75%, 12/01/07 ............................          300           288,375
Lyondell Chemical Co.
   9.875%, 5/01/07 .............................          500           513,750
Philipp Brothers Chemicals, Inc.
   9.875%, 6/01/08 (a) .........................          400           366,000
Royster Clark, Inc.
   10.25%, 4/01/09 (a) .........................          300           297,000
                                                                ---------------
                                                                      1,465,125
                                                                ---------------
COMMUNICATIONS-10.9%
Call-Net Enterprises, Inc.
   9.375%, 5/15/09 .............................          250           239,375
Iridium Capital Corp. LLC
   14.00%, 7/15/05 (a) .........................          550           118,250
Nextlink Communications, Inc.
   10.75%, 6/01/09 .............................          250           257,500
Orbital Imaging Corp. Series B
   11.625%, 3/01/05 (a) ........................          300           274,500
RSL Communications Plc
   10.50%, 11/15/08 ............................          500           497,500
Spectrasite Holdings, Inc.
   0.00%, 4/15/09 (a) ..........................          500           282,500
Telecorp PCS, Inc.
   0.00%, 4/15/09 (a) ..........................          500           278,750
Versatel Telecom BV, warrants
   expiring 5/15/08 (a)(b)  ....................            1            25,000
Winstar Equipment Corp.
   12.50%, 3/15/04 (a) .........................          250           261,875
                                                                ---------------
                                                                      2,235,250
                                                                ---------------
CONSUMER
   MANUFACTURING-2.2%
Derby Cycle Corp.
   10.00%, 5/15/08 .............................          250           203,750
Sleepmaster LLC
   11.00%, 5/15/09 (a) .........................          250           255,625
                                                                ---------------
                                                                        459,375
                                                                ---------------
ENERGY-4.8%
Northern Offshore ASA
   10.00%, 5/15/05 (a) .........................          300           166,500
Pride International, Inc.
   10.00%, 6/01/09 .............................          300           306,000
Queens Sand Resources, Inc.
   12.50%, 7/01/08 .............................          400           246,000
Western Gas Resources, Inc.
   10.00%, 6/15/09 (a) .........................          250           256,250
                                                                ---------------
                                                                        974,750
                                                                ---------------
ENTERTAINMENT-2.4%
Harrahs Operating, Inc.
   7.875%, 12/15/05 ............................          250           243,125
Hollywood Park, Inc.
   9.25%, 2/15/07 ..............................          250           249,375
                                                                ---------------
                                                                        492,500
                                                                ---------------
HEALTHCARE-5.5%
Lifepoint Hospitals Holdings, Inc.
   10.75%, 5/15/09 (a) .........................          300           306,750
Quest Diagnostic, Inc.
   9.875%, 7/01/09 .............................          500           505,000
Triad Hospitals Holdings, Inc.
   11.00%, 5/15/09 (a) .........................          300           306,750
                                                                ---------------
                                                                      1,118,500
                                                                ---------------
HOTELS-2.3%
Florida Panthers Holdings, Inc.
   9.875%, 4/15/09 (a) .........................          250           235,000
Vail Resorts, Inc.
   8.75%, 5/15/09 (a) ..........................          250           244,375
                                                                ---------------
                                                                        479,375
                                                                ---------------
HOUSEHOLD
   FURNISHINGS-1.5%
Imperial Home Decor Group,
   Inc.
   11.00%, 3/15/08 .............................          400           302,000
                                                                ---------------
INDUSTRIAL-10.3%
Amtrol, Inc.
   10.625%, 12/31/06 ...........................          300           295,500
Anchor Lamina, Inc.
   9.875%, 2/01/08 .............................          500           462,500
Aqua Chemical, Inc.
   11.25%, 7/01/08 .............................          300           211,500
Elgar Holdings, Inc.
   9.875%, 2/01/08 .............................           50            40,250
Fairfield Manufacturing, Inc.
   9.625%, 10/15/08 (a) ........................          250           246,875
Geologistics Corp.
   9.75%, 10/15/07 .............................          500           380,625
ITT Corp.
   6.75%, 11/15/05 .............................          250           226,841
ZSC Specialty Chemicals Plc
   11.00%, 7/01/09 (a) .........................          250           251,562
                                                                ---------------
                                                                      2,115,653
                                                                ---------------

                                          Alliance Variable Products Series Fund
================================================================================

                                                     Principal
                                                      Amount
                                                       (000)       U.S. $ Value
-------------------------------------------------------------------------------
METALS & MINING-4.1%
Alaska Steel Corp.
   7.875%, 2/15/09 (a) .........................   $      300   $       289,500
P&L Coal Holdings Corp.
   9.625%, 5/15/08 .............................          300           299,250
Russel Metals, Inc.
   10.00%, 6/01/09 .............................          250           251,875
                                                                ---------------
                                                                        840,625
                                                                ---------------
PAPER / PACKAGING-8.5%
Consolidated Container
   Company LLC
   10.125%, 7/15/09 (a) ........................          300           303,000
Doman Industries, Ltd.
   12.00%, 7/01/04 (a) .........................          250           242,500
Repap New Brunswick, Inc.
   9.00%, 6/01/04 ..............................          250           234,375
Riverwood International Corp.
   10.625%, 8/01/07 (a) ........................          400           412,000
Russell Stanley Holdings, Inc.
   10.875%, 2/15/09 (a) ........................          250           248,750
Tembec Industries, Inc.
   8.625%, 6/30/09 .............................          300           300,000
                                                                ---------------
                                                                      1,740,625
                                                                ---------------
PUBLIC UTILITIES-6.4% AES Corp.
   9.50%, 6/01/09 ..............................          250           258,125
Calpine Corp.
   7.75%, 4/15/09 ..............................          500           471,250
Filtronic Plc
   10.00%, 12/01/05 (a) ........................          250           252,188
Generac Portable Products LLC
   11.25%, 7/01/06 (a) .........................          300           330,000
                                                                ---------------
                                                                      1,311,563
                                                                ---------------
REAL ESTATE-5.0%
LNR Property Corp.
   10.50%, 1/15/09 .............................          500           502,500
Reliant Building Products, Inc.
   Series B
   10.875%, 5/01/04 (a) ........................          400           270,000
Werner Holding Co., Inc.
   10.00%, 11/15/07 ............................          250           246,875
                                                                ---------------
                                                                      1,019,375
                                                                ---------------
RETAIL-1.2%
Sonic Automotive, Inc.
   11.00%, 8/01/08 .............................          250           248,750
                                                                ---------------
SERVICES-3.4%
Avis Rent a Car, Inc.
   11.00%, 5/01/09 (a) .........................          250           253,438
United Rentals, Inc.
   9.00%, 4/01/09 (a) ..........................          250           246,250
United States Office
   Products Co.
   9.75%, 6/15/08 ..............................          300           199,500
                                                                ---------------
                                                                        699,188
                                                                ---------------
TECHNOLOGY-6.2%
Amkor Technology, Inc.
   9.25%, 5/01/06 ..............................          300           294,000
Dialog Corp. Plc
   11.00%, 11/15/07 ............................          500           455,000
Fairchild Semiconductor Corp.
   10.375%, 10/01/07 (a) .......................          300           296,250
Viasystems, Inc.
   9.75%, 6/01/07 (a) ..........................          250           220,000
                                                                ---------------
                                                                      1,265,250
                                                                ---------------
TRANSPORTATION-1.5%
American Commercial Lines
   LLC
   10.25%, 6/30/08 (a) .........................          300           301,500
                                                                ---------------
Total Corporate Debt
   Obligations
   (cost $20,013,413) ..........................                     18,662,346
                                                                ---------------
SHORT-TERM
   INVESTMENT-10.8%
TIME DEPOSIT-10.8%
State Street Bank Euro Dollar
   4.50%, 7/01/99
   (amortized cost
   $2,212,000) .................................        2,212         2,212,000
                                                                ---------------
TOTAL INVESTMENTS-101.9%
   (cost $22,225,413) ..........................                     20,874,346
Other assets less liabilities-(1.9%) ...........                       (394,584)
                                                                ---------------
NET ASSETS-100% ................................                    $20,479,762
                                                                ===============

--------------------------------------------------------------------------------

(a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 1999, the aggregate market value of these securities amounted to $9,119,880 or 44.5% of net assets.

(b)   Non-income producing security.

(c)   Security trades with warrants expiring August 1, 2008.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                         Principal
                                                          Amount
                                                          (000)     U.S. $ Value
--------------------------------------------------------------------------------
ARGENTINA-19.9%
GOVERNMENT
   OBLIGATIONS-19.9%
Republic of Argentina
   Pensioner-Bocon Pre I
   FRN
   2.815%, 4/01/01 .................    ARS                   152    $   137,150
Supplier-Bocon Pro I FRN
   2.815%, 4/01/07 .................                        8,792      5,746,146
                                                                     -----------
Total Argentinian Securities
   (cost $6,158,344) ...............                                   5,883,296
                                                                     -----------
CANADA-7.2%
GOVERNMENT/AGENCY
   OBLIGATIONS-7.2%
Government of Canada
   6.50%, 6/01/04 ..................    CA$                   850        600,628
Province of British
   Columbia
   8.00%, 9/08/23 ..................                          400        331,102
Province of Manitoba
   7.75%, 12/22/25 .................                          450        369,260
Province of Ontario
   8.25%, 12/01/05 .................                          275        210,856
Province of Quebec
   7.75%, 3/30/06 ..................                          325        242,352
Province of Saskatchewan
   9.60%, 2/04/22 ..................                          400        385,888
                                                                     -----------
Total Canadian Securities
   (cost $1,968,733) ...............                                   2,140,086
                                                                     -----------
MEXICO-24.3%
GOVERNMENT/AGENCY
   OBLIGATIONS-24.3%
Mexican Treasury Bills (a)
   24.98%, 9/09/99 .................    MXP                 7,397        753,182
   30.75%, 8/05/99 .................                        6,620        687,844
   30.75%, 5/11/00 .................                       59,568      5,249,493
Nacional Financiera SNC
   22.00%, 5/20/02 (b) .............                        5,000        507,634
                                                                     -----------
Total Mexican Securities
   (cost $6,973,366) ...............                                   7,198,153
                                                                     -----------
UNITED STATES-46.0%
FEDERAL/AGENCY
   OBLIGATIONS-1.4%
Federal Home Loan Bank
   7.26%, 9/06/01 ..................    US$                   200    $   205,968
Federal Home Loan
   Mortgage Corp.
   6.13%, 8/19/99 ..................                          150        150,117
Government National
   Mortgage Association
   9.00%, 9/15/24 ..................                           65         68,600
                                                                     -----------
                                                                         424,685
                                                                     -----------
U.S. TREASURY
   SECURITIES-40.0%
U.S. Treasury Notes
   5.625%, 5/15/08 .................                        6,800      6,660,804
   7.00%, 7/15/06 ..................                        2,400      2,542,128
   7.25%, 8/15/04 ..................                        2,500      2,659,374
                                                                     -----------
                                                                      11,862,306
                                                                     -----------
TIME DEPOSIT-4.6%
State Street Bank Euro
   Dollar
   4.50%, 7/01/99 ..................                        1,359      1,359,000
                                                                     -----------
Total United States
   Securities
   (cost $13,995,376) ..............                                  13,645,991
                                                                     -----------
TOTAL INVESTMENTS-97.4%
   (cost $29,095,819) ..............                                  28,867,526
Other assets less
   liabilities-2.6% ................                                     769,505
                                                                     -----------
NET ASSETS-100% ....................                                 $29,637,031
                                                                     ===========

--------------------------------------------------------------------------------

(a)   Interest rate represents annualized yield to maturity at purchase date.

(b) Security exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 1999, the aggregate market value of this security amounted to $507,634 or 1.7% of net assets.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

SHORT-TERM MULTI-MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                       Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
DENMARK-4.7%
GOVERNMENT
   OBLIGATION-4.7%
Kingdom of Denmark
   9.00%, 11/15/00
   (cost $320,411) .................    DKK                 2,000    $   297,108
                                                                     -----------
FRANCE-3.8%
GOVERNMENT
   OBLIGATION-3.8%
Government of France
   7.75%, 4/12/00 (a)
   (cost $268,244) .................    EUR                   229        244,685
                                                                     -----------
GERMANY-16.5%
DEBT OBLIGATION-7.9%
Bremer Landesbank
   Kreditanstalt Oldenburg
   6.375%, 12/29/99 (a) ............    US                    500        501,000
                                                                     -----------
GOVERNMENT
   OBLIGATION-8.6%
Government of Germany
   5.75%, 8/22/00 (a) ..............    EUR                   511        543,140
                                                                     -----------
Total German Securities
   (cost $1,090,324) ...............                                   1,044,140
                                                                     -----------
ITALY-8.5%
GOVERNMENT
   OBLIGATION-8.5%
Republic of Italy
   6.00%, 2/15/00
   (cost $587,226) .................                          516        542,504
                                                                     -----------
NETHERLANDS-4.8%
DEBT OBLIGATION-4.8%
Rabobank Nederland
   6.25%, 12/31/99 (a)
   (cost $301,230) .................    US$                   300        300,450
                                                                     -----------
NEW ZEALAND-6.6%
DEBT OBLIGATION-3.4%
International Bank for
   Reconstruction &
   Development
   7.00%, 9/18/00 (a) ..............    NZ$                   400        215,274
                                                                     -----------
GOVERNMENT
   OBLIGATION-3.2%
Government of New Zealand
   8.00%, 2/15/01 ..................                          365        201,173
                                                                     -----------
Total New Zealand
   Securities
   (cost $458,399) .................                                     416,447
                                                                     -----------
SWEDEN-5.9%
GOVERNMENT
   OBLIGATION-5.9%
Kingdom of Sweden
   10.25%, 5/05/00 (a)
   (cost $436,278) .................    SEK                 3,000        373,154
                                                                     -----------
UNITED KINGDOM-6.6%
DEBT OBLIGATION-6.6%
Abbey National Treasury
   Services
   7.125%, 3/14/01 .................    GBP                    75        120,654
Suedwest Deutsche
   Landesbank
   5.75%, 12/10/99 (a) .............    US$                   300        299,850
                                                                     -----------
Total United Kingdom
   Securities
   (cost $420,441) .................                                     420,504
                                                                     -----------
UNITED STATES-38.7%
DEBT OBLIGATIONS-4.2%
Federal National Mortgage
   Association
   7.00%, 9/26/00 (a) ..............    NZ$                   500        268,696
                                                                     -----------
TIME DEPOSIT-34.5%
State Street Bank Euro Dollar
   4.50%, 7/01/99 ..................    US$                 2,185      2,185,000
                                                                     -----------
Total United States
   Securities
   (cost $2,447,270) ...............                                   2,453,696
                                                                     -----------
TOTAL INVESTMENTS-96.1%
   (cost $6,329,823) ...............                                   6,092,688
Other assets less
   liabilities-3.9% ................                                     245,727
                                                                     -----------
NET ASSETS-100% ....................                                 $ 6,338,415
                                                                     ===========

--------------------------------------------------------------------------------

(a) Securities, or portion thereof, with an aggregate market value of $2,746,249 have been segregated to collateralize forward exchange currency contracts.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                     Principal
                                                      Amount
                                                       (000)        U.S. $ Value
--------------------------------------------------------------------------------
U.S. GOVERNMENT/AGENCY
   OBLIGATIONS-68.0%
FEDERAL AGENCIES-38.6%
Federal National Mortgage
   Association
   6.00%, 9/01/13 ...........................         $1,482         $ 1,431,913
   6.00%, 3/01/29 ...........................          2,598           2,440,948
   6.50%, 10/01/28 ..........................            824             794,876
   6.50%, 12/01/28 ..........................            760             733,207
   6.50%, 6/01/29 ...........................            600             578,866
   7.00%, 2/01/12 ...........................          1,843           1,849,452
   7.00%, 4/01/26 ...........................            310             306,468
   7.00%, 5/01/28 ...........................            382             378,171
   7.50%, 9/01/27 ...........................          1,000           1,009,999
   7.50%, 4/01/29 ...........................          2,363           2,386,478
   8.00%, 11/01/28 ..........................            524             537,978
   8.00%, 1/01/29 ...........................            875             898,487
Government National Mortgage
   Association
   6.50%, 3/15/28 ...........................            546             525,471
   6.50%, 7/15/28 ...........................          1,148           1,104,189
   6.50%, 3/15/29 ...........................          2,736           2,630,588
   7.00%, 7/15/23 ...........................             54              53,671
   7.00%, 7/15/27 ...........................            794             783,342
   7.00%, 2/15/28 ...........................            692             682,947
   7.00%, 3/15/28 ...........................            899             886,760
   7.00%, 12/15/28 ..........................          2,465           2,431,544
                                                                     -----------
                                                                      22,445,355
                                                                     -----------
U.S. TREASURY
   SECURITIES-29.4%
U.S. Treasury Bonds
   5.25%, 11/15/28 ..........................          1,150           1,019,372
   5.25%, 2/15/29 ...........................            625             561,525
   6.125%, 11/15/27 .........................            500             496,640
   8.125%, 8/15/19 ..........................          1,740           2,101,589
U.S. Treasury Notes
   6.50%, 5/31/02 ...........................          4,525           4,627,536
   6.75%, 4/30/00 ...........................          2,700           2,731,644
   6.875%, 5/15/06 ..........................          3,500           3,684,835
   7.25%, 5/15/04 ...........................          1,800           1,911,366
                                                                     -----------
                                                                      17,134,507
                                                                     -----------
Total U.S. Government/Agency
   Obligations
   (cost $40,738,083) .......................                         39,579,862
                                                                     -----------
CORPORATE DEBT
   OBLIGATIONS-22.9%
AUTOMOTIVE-3.4%
Ford Motor Co.
   6.375%, 2/01/29 ..........................          2,250           1,960,859
                                                                     -----------
BANKING-2.4%
Citicorp
   6.375%, 11/15/08 .........................          1,400           1,332,226
Wachovia Corp.
   6.375%, 4/15/03 ..........................             75              74,638
                                                                     -----------
                                                                       1,406,864
                                                                     -----------
BROADCASTING/MEDIA-2.2%
Time Warner, Inc.
   6.625%, 5/15/29 ..........................          1,450           1,281,121
                                                                     -----------
CABLE-3.8%
Comcast Cable Corp.
   8.375%, 5/01/07 ..........................          1,000           1,069,175
Cox Communications, Inc.
   6.80%, 8/01/28 ...........................          1,250           1,125,305
                                                                     -----------
                                                                       2,194,480
                                                                     -----------
FINANCE-5.1%
Goldman Sachs Group LP
   7.25%, 10/01/05 (a) ......................            500             507,817
Household Finance Corp.
   5.875%, 11/01/02 .........................          1,150           1,127,904
Household Netherlands BV
   6.20%, 12/01/03 ..........................          1,350           1,324,960
                                                                     -----------
                                                                       2,960,681
                                                                     -----------
TRANSPORTATION-3.0%
Burlington Northern Santa Fe
   7.082%, 5/13/29 ..........................            500             491,751
Union Pacific Corp.
   6.79%, 11/09/07 ..........................          1,300           1,266,502
                                                                     -----------
                                                                       1,758,253
                                                                     -----------
YANKEE BONDS-3.0%
Empresa Nacional De
   Electricidade, SA
   8.50%, 4/01/09 (a) .......................          1,240           1,216,982
St. George Bank, Ltd.
   7.15%, 10/15/05 (a) ......................            500             497,206
                                                                     -----------
                                                                       1,714,188
                                                                     -----------
Total Corporate Debt
   Obligations
   (cost $14,075,400) .......................                         13,276,446
                                                                     -----------
ASSET BACKED
   SECURITIES-4.1%
Capital Auto Receivables
   5.58%, 6/15/02 ...........................          1,500           1,486,410
Carco Auto Loan
   5.65%, 3/15/03 ...........................            920             914,968
                                                                     -----------
Total Asset Backed Securities
   (cost $2,419,626) ........................                          2,401,378
                                                                     -----------

                                          Alliance Variable Products Series Fund
================================================================================

                                                       Principal
                                                        Amount
                                                         (000)      U.S. $ Value
--------------------------------------------------------------------------------
COLLATERALIZED
   MORTGAGE BACKED
   SECURITIES-1.0%
LB Commercial Conduit
   Mortgage Trust
   6.78%, 4/15/09
   (cost $605,773) ..........................         $  600         $   593,013
                                                                     -----------
SHORT-TERM
   INVESTMENT-3.2%
TIME DEPOSIT-3.2%
State Street Cayman Islands
   4.50%, 7/01/99
   (amortized cost
   $1,844,000) ..............................          1,844           1,844,000
                                                                     -----------

                                                                    U.S. $ Value
--------------------------------------------------------------------------------
TOTAL INVESTMENTS-99.2%
   (cost $59,682,882) .......................                        $57,694,699
Other assets less
   liabilities-0.8% .........................                            484,997
                                                                     -----------
NET ASSETS-100% .............................                        $58,179,696
                                                                     ===========

--------------------------------------------------------------------------------

a) Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally applied to certain qualified buyers. At June 30, 1999, the aggregate market value of these securities amounted to $2,222,005 or 3.8% of net assets.

      See Glossary of Terms on page B-39.

      See Notes to Financial Statements.

MONEY MARKET PORTFOLIO
PORTFOLIO OF INVESTMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                                    Principal
                                                     Amount
                                                      (000)        U.S. $ Value
-------------------------------------------------------------------------------
COMMERCIAL PAPER-89.0%
Allianz of America Finance
   Corp.
   4.89%, 8/24/99 (a) ........................       $3,000       $   2,977,995
   5.13%, 9/28/99 (a) ........................        3,000           2,961,952
Bell Atlantic Financial Services
   5.21%, 7/14/99 ............................        5,900           5,888,900
Cargill Global Funding
   5.70%, 7/01/99 ............................        6,000           6,000,000
Citibank
   4.90%, 8/26/99 ............................        3,000           2,977,133
DaimlerChrysler
   4.98%, 7/15/99 ............................        3,000           2,994,190
Duke Energy Corp.
   5.65%, 7/01/99 ............................        6,000           6,000,000
Eastman Kodak Co.
   5.01%, 7/22/99 ............................        4,600           4,586,556
Equilon Enterprise LLC
   5.10%, 7/26/99 ............................        6,000           5,978,750
Exxon Project Investment Corp.
   5.75%, 7/01/99 ............................        6,000           6,000,000
Ford Motor Credit Corp.
   4.89%, 7/27/99 ............................        3,000           2,989,405
   5.19%, 9/30/99 ............................        3,000           2,960,643
GE Capital International
   Funding
   5.22%, 9/30/99 ............................        3,000           2,960,415
General Electric Capital Corp.
   4.90%, 8/31/99 ............................        3,000           2,975,092
General Motors Acceptance
   Corp
   4.95%, 7/15/99 ............................        3,300           3,293,648
Government Development
   Bank of Puerto Rico
   5.22%, 7/23/99 ............................        6,000           5,980,860
Household Finance Corp.
   5.15%, 7/30/99 ............................        3,000           2,987,554
J.P. Morgan & Co., Inc.
   4.83%, 9/27/99 ............................        3,000           2,964,580
Merril Lynch & Co.
   5.10%, 7/30/99 ............................        4,000           3,983,567
Morgan Stanley Group, Inc.
   5.75%, 7/01/99 ............................        3,500           3,500,000
National City Corp.
   5.20%, 8/13/99 ............................        6,000           5,962,733
National Rural Utilities Corp.
   4.90%, 8/26/99 ............................        3,000           2,977,133
Norwest Financial Inc.
   5.11%, 7/30/99 ............................        6,000           5,975,302
Prudential Funding Corp.
   5.01%, 7/30/99 ............................        6,000           5,975,785
Southern Co.
   5.05%, 7/14/99 ............................        3,000           2,994,529
Teachers Insurance
   5.20%, 7/30/99 ............................        6,000           5,974,867
                                                                  -------------
Total Commercial Paper
   (amortized cost
   $110,821,589) .............................                      110,821,589
                                                                  -------------
CERTIFICATES OF
   DEPOSIT-4.0%
State Street Bank & Trust Co.
   4.95%, 9/13/99
   (amortized cost
   $5,000,000) ...............................        5,000           5,000,000
                                                                  -------------
BANKERS ACCEPTANCE-4.0%
First National Bank of Chicago
   5.60%, 6/14/00
   (amortized cost
   $4,997,708) ...............................        5,000           4,997,708
                                                                  -------------
PROMISSORY NOTE-3.2%
Goldman Sachs Group LP FRN
   5.03%, 11/19/99 (a)
   (amortized cost
   $4,000,000) ...............................        4,000           4,000,000
                                                                  -------------
TOTAL INVESTMENTS-100.2%
   (cost $124,819,297) .......................                      124,819,297
Other assets less
   liabilities-(0.2%) ........................                         (248,543)
                                                                  -------------
NET ASSETS-100% ..............................                    $ 124,570,754
                                                                  =============

--------------------------------------------------------------------------------

(a) Securities issued in reliance on Section (4) 2 or Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutional buyers. At June 30, 1999, the aggregate market value of these securities amounted to $9,939,947 or 8.0% of net assets.

      Glossary of Terms:

      ADR    American Depositary Receipts
      ADS    American Depositary Shares
      FLIRB  Front Load Interest Reduction Bond
      FRN    Floating Rate Note
      GDR    Global Depositary Receipts
      GDS    Global Depositary Shares
      IAN    Interest Arrears Note
      PDI    Past Due Interest

      See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

                                           Conservative          Growth              Total           Growth and
                                             Investors          Investors           Return             Income
                                             Portfolio          Portfolio          Portfolio          Portfolio
                                         ----------------   ----------------   ----------------   ----------------
ASSETS
   Investments in securities, at value
     (cost $31,975,204, $16,984,036,
     $62,950,921 and $412,520,984,
     respectively) .................        $ 33,121,029        $ 18,724,339        $ 69,437,723        $491,222,523
   Cash, at value (cost $1,001,298,
     $939,538, $18,777 and
     $192,561, respectively) .......             980,340             926,553              18,777             192,561
   Interest receivable .............             389,457             136,144             291,568               2,975
   Dividends receivable ............               7,324               9,896              37,858             485,881
   Deferred organization expenses ..                 646                 646                  -0-                 -0-
   Receivable for investment
     securities sold ...............                  -0-                 -0-            187,580             324,723
                                            ------------        ------------        ------------        ------------
   Total assets ....................          34,498,796          19,797,578          69,973,506         492,228,663
                                            ------------        ------------        ------------        ------------
LIABILITIES
   Advisory fee payable ............              19,607               8,142              34,459             238,414
   Payable for investment securities
     purchased .....................                  -0-            836,038             816,940           8,586,068
   Accrued expenses ................              15,623              13,247              71,576             127,368
                                            ------------        ------------        ------------        ------------
   Total liabilities ...............              35,230             857,427             922,975           8,951,850
                                            ------------        ------------        ------------        ------------
NET ASSETS .........................        $ 34,463,566        $ 18,940,151        $ 69,050,531        $483,276,813
                                            ============        ============        ============        ============
COMPOSITION OF NET ASSETS
   Capital stock, at par ...........        $      2,655        $      1,224        $      3,898        $     21,559
   Additional paid-in capital ......          31,198,256          14,790,636          58,579,026         383,145,986
   Undistributed net investment
     income ........................             632,513             180,418             741,439           1,532,202
   Accumulated net realized gain
     on investments and foreign
     currency transactions .........           1,505,504           2,240,799           3,239,366          19,875,527
   Net unrealized appreciation of
     investments and foreign
     currency denominated assets
     and liabilities ...............           1,124,638           1,727,074           6,486,802          78,701,539
                                            ------------        ------------        ------------        ------------
                                            $ 34,463,566        $ 18,940,151        $ 69,050,531        $483,276,813
                                            ============        ============        ============        ============
   Class A Shares
   Net assets ......................        $ 34,463,566        $ 18,940,151        $ 69,050,531        $481,492,485
                                            ============        ============        ============        ============
   Shares of capital stock
     outstanding ...................           2,654,881           1,223,500           3,898,392          21,479,426
                                            ============        ============        ============        ============
   Net asset value per share .......        $      12.98        $      15.48        $      17.71        $      22.42
                                            ============        ============        ============        ============
   Class B Shares
   Net assets ......................                                                                    $  1,784,328
                                                                                                        ============
   Shares of capital stock
     outstanding ...................                                                                          79,589
                                                                                                        ============
   Net asset value per share .......                                                                    $      22.42
                                                                                                        ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIESS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                                                       Premier
                                              Growth             International         Growth                Quasar
                                             Portfolio             Portfolio          Portfolio             Portfolio
                                         ----------------      ----------------   ----------------      ----------------
ASSETS
   Investments in securities, at value
     (cost $261,292,259, $52,401,883,
     $1,217,726,252 and $140,821,304,
     respectively) .................      $   381,840,211      $    59,446,081      $ 1,722,496,369       $   148,648,330
   Cash, at value (cost $122,130
     $1,971,117, $6,192,262 and
     $779, respectively) ...........              122,130            1,969,130            6,192,262                   779
   Receivable for investment
     securities sold ...............              649,118            1,506,809                   -0-              207,352
   Dividends receivable ............              303,170              176,193              848,674               163,751
   Interest receivable .............              107,381                  170                   -0-                  408
   Deferred organization expenses ..                  410                   -0-                  -0-               11,001
                                          ---------------      ---------------      ---------------       ---------------
   Total assets ....................          383,022,420           63,098,383        1,729,537,305           149,031,621
                                          ---------------      ---------------      ---------------       ---------------
LIABILITIES
   Advisory fee payable ............              226,155               33,372            1,328,378                70,807
   Payable for investment securities
     purchased .....................               97,176            1,082,108            4,890,807               251,595
   Accrued expenses ................              135,614               34,256              494,371                45,192
                                          ---------------      ---------------      ---------------       ---------------
   Total liabilities ...............              458,945            1,149,736            6,713,556               367,594
                                          ---------------      ---------------      ---------------       ---------------
NET ASSETS .........................      $   382,563,475      $    61,948,647      $ 1,722,823,749       $   148,664,027
                                          ===============      ===============      ===============       ===============
COMPOSITION OF NET ASSETS
   Capital stock, at par ...........      $        13,313      $         3,788      $        49,826       $        12,568
   Additional paid-in capital ......          237,527,664           52,946,261        1,164,542,224           147,512,807
   Undistributed net investment
     income (loss) .................              410,726              259,527           (2,022,819)              237,378
   Accumulated net realized gain
     (loss) on investments and
     foreign currency transactions .           24,063,935            1,705,523           55,484,401            (6,925,751)
   Net unrealized appreciation of
     investments and foreign
     currency denominated assets
     and liabilities ...............          120,547,837            7,033,548          504,770,117             7,827,025
                                          ---------------      ---------------      ---------------       ---------------
                                          $   382,563,475      $    61,948,647      $ 1,722,823,749       $   148,664,027
                                          ===============      ===============      ===============       ===============
   Class A Shares
   Net assets ......................      $   381,873,190      $    61,948,647      $ 1,722,823,749       $   148,664,027
                                          ===============      ===============      ===============       ===============
   Shares of capital stock
     outstanding ...................           13,288,440            3,787,361           49,825,711            12,567,930
                                          ===============      ===============      ===============       ===============
   Net asset value per share .......      $         28.74      $         16.36      $         34.58       $         11.83
                                          ===============      ===============      ===============       ===============
   Class B Shares
   Net assets ......................      $       690,285
                                          ===============
   Shares of capital stock
     outstanding ...................               24,022
                                          ===============
   Net asset value per share .......      $         28.74
                                          ===============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                          Alliance Variable Products Series Fund
================================================================================

                                           Real Estate                                 Utility             Worldwide
                                           Investment           Technology             Income            Privatization
                                            Portfolio            Portfolio            Portfolio            Portfolio
                                        ----------------     ----------------     ----------------     ----------------
ASSETS
   Investments in securities, at value
     (cost $20,981,602, $124,496,953,
     $30,552,619 and $37,267,815,
     respectively) .................      $    19,568,407      $   189,933,690      $    41,726,814       $    43,879,485
   Cash, at value (cost $962, $273,
     $2,649 and $1,406,463,
     respectively) .................                  962                  273                2,735             1,406,649
   Dividends receivable ............              153,101                9,034               40,652               190,390
   Receivable for investment
     securities sold ...............               29,918              488,989                   -0-              564,207
   Deferred organization expenses ..               10,112                6,752                   -0-                  454
   Interest receivable .............                   95                1,744                  687                    -0-
                                          ---------------      ---------------      ---------------       ---------------
   Total assets ....................           19,762,595          190,440,482           41,770,888            46,041,185
                                          ---------------      ---------------      ---------------       ---------------
LIABILITIES
   Payable for investment securities
     purchased .....................              191,001            1,415,514                   -0-              172,416
   Advisory fee payable ............                  449              122,924               44,317                29,631
   Accrued expenses ................               29,849               27,153               41,118               103,592
                                          ---------------      ---------------      ---------------       ---------------
   Total liabilities ...............              221,299            1,565,591               85,435               305,639
                                          ---------------      ---------------      ---------------       ---------------
NET ASSETS .........................      $    19,541,296      $   188,874,891      $    41,685,453       $    45,735,546
                                          ===============      ===============      ===============       ===============
COMPOSITION OF NET ASSETS
   Capital stock, at par ...........      $         1,973      $         8,554      $         2,034       $         2,892
   Additional paid-in capital ......           21,946,240          115,450,019           28,285,418            37,961,688
   Undistributed net investment
     income (loss) .................              498,818             (220,285)             346,393               366,374
   Accumulated net realized gain
     (loss) on investments and
     foreign currency transactions .           (1,492,540)           8,199,866            1,878,105               799,494
   Net unrealized appreciation
     (depreciation) of investments
     and foreign currency
     denominated assets and
     liabilities ...................           (1,413,195)          65,436,737           11,173,503             6,605,098
                                          ---------------      ---------------      ---------------       ---------------
                                          $    19,541,296      $   188,874,891      $    41,685,453       $    45,735,546
                                          ===============      ===============      ===============       ===============
   Class A Shares
   Shares of capital stock
     outstanding ...................            1,972,748            8,553,848            2,033,750             2,892,382
                                          ===============      ===============      ===============       ===============
   Net asset value per share .......      $          9.91      $         22.08      $         20.50       $         15.81
                                          ===============      ===============      ===============       ===============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIESS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                             Global Dollar                              North American
                                           Global Bond        Government             High-Yield        Government Income
                                            Portfolio          Portfolio              Portfolio            Portfolio
                                        ----------------   ----------------       ----------------     ----------------
ASSETS
   Investments in securities, at value
     (cost $44,404,305, $8,394,934,
     $22,225,413 and $29,095,819,
     respectively) .................      $    42,893,063      $     7,622,867      $    20,874,346       $    28,867,526
   Cash, at value (cost $313,
     $682,221, $841 and $429,776,
     respectively) .................                  313              682,221                  841               430,163
   Interest receivable .............              947,051              232,031              434,980               264,264
   Receivable for investment
     securities sold ...............                   -0-                  -0-                  -0-              102,730
                                          ---------------      ---------------      ---------------       ---------------
   Total assets ....................           43,840,427            8,537,119           21,310,167            29,664,683
                                          ---------------      ---------------      ---------------       ---------------
LIABILITIES
   Advisory fee payable ............               23,001                   95               10,941                15,562
   Unrealized depreciation of
     forward exchange currency
     contract ......................               10,702                   -0-                  -0-                   -0-
   Payable for investment
     securities purchased ..........                   -0-                  -0-             800,000                    -0-
   Accrued expenses ................                1,338               21,289               19,464                12,090
                                          ---------------      ---------------      ---------------       ---------------
   Total liabilities ...............               35,041               21,384              830,405                27,652
                                          ---------------      ---------------      ---------------       ---------------
NET ASSETS .........................      $    43,805,386      $     8,515,735      $    20,479,762       $    29,637,031
                                          ===============      ===============      ===============       ===============
COMPOSITION OF NET ASSETS
   Capital stock, at par ...........      $         3,972      $           924      $         2,234       $         2,493
   Additional paid-in capital ......           45,126,440           12,630,563           23,343,549            28,979,767
   Undistributed net investment
     income ........................              285,755              489,544              916,177               959,490
   Accumulated net realized
     loss on investments and
     foreign currency transactions..              (61,082)          (3,833,229)          (2,431,131)              (77,055)
   Net unrealized depreciation of
     investments and foreign
     currency denominated assets
     and liabilities ...............           (1,549,699)            (772,067)          (1,351,067)             (227,664)
                                          ---------------      ---------------      ---------------       ---------------
                                          $    43,805,386      $     8,515,735      $    20,479,762       $    29,637,031
                                          ===============      ===============      ===============       ===============
   Class A Shares
   Shares of capital stock
     outstanding ...................            3,972,265              924,415            2,233,988             2,492,617
                                          ===============      ===============      ===============       ===============
   Net asset value per share .......      $         11.03      $          9.21      $          9.17       $         11.89
                                          ===============      ===============      ===============       ===============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                          Alliance Variable Products Series Fund
================================================================================

                                                            Short-Term      U.S. Government/
                                                           Multi-Market   High Grade Securities  Money Market
                                                             Portfolio          Portfolio          Portfolio
                                                         ----------------   ----------------   ----------------
ASSETS
   Investments in securities, at value (cost $6,329,823,
     $59,682,882 and $124,819,297, respectively) .......    $   6,092,688     $  57,694,699     $ 124,819,297
   Cash, at value (cost $79,658, $677 and $205,372,
     respectively) .....................................           77,427               677           205,372
   Interest receivable .................................          115,644           529,213           108,699
   Unrealized appreciation of forward exchange
     currency contracts ................................           59,469                -0-               -0-
   Receivable from Adviser .............................              440                -0-               -0-
                                                            -------------     -------------     -------------
   Total assets ........................................        6,345,668        58,224,589       125,133,368
                                                            -------------     -------------     -------------
LIABILITIES
   Advisory fee payable ................................               -0-           28,334            54,179
   Dividend payable ....................................               -0-               -0-          469,853
   Accrued expenses ....................................            7,253            16,559            38,582
                                                            -------------     -------------     -------------
   Total liabilities ...................................            7,253            44,893           562,614
                                                            -------------     -------------     -------------
NET ASSETS .............................................    $   6,338,415     $  58,179,696     $ 124,570,754
                                                            =============     =============     =============
COMPOSITION OF NET ASSETS
   Capital stock, at par ...............................    $         649     $       5,227     $     124,571
   Additional paid-in capital ..........................        7,545,317        59,569,562       124,446,010
   Undistributed net investment income .................           27,678         1,535,439               573
   Accumulated net realized loss on investments and
     foreign currency transactions .....................       (1,051,068)         (942,349)             (400)
   Net unrealized depreciation of investments and
     foreign currency denominated assets and liabilities         (184,161)       (1,988,183)               -0-
                                                            -------------     -------------     -------------
                                                            $   6,338,415     $  58,179,696     $ 124,570,754
                                                            =============     =============     =============
   Class A shares
   Net assets ..........................................    $   6,338,415     $  58,080,071     $ 124,456,260
                                                            =============     =============     =============
   Shares of capital stock outstanding .................          649,465         5,217,779       124,456,417
                                                            =============     =============     =============
   Net asset value per share ...........................    $        9.76     $       11.13     $        1.00
                                                            =============     =============     =============
   Class B shares
   Net assets ..........................................                      $      99,625     $     114,494
                                                                              =============     =============
   Shares of capital stock outstanding .................                              8,952           114,494
                                                                              =============     =============
   Net asset value per share ...........................                      $       11.13     $        1.00
                                                                              =============     =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
Six Months Ended June 30, 1999 (unaudited)
                                          Alliance Variable Products Series Fund
================================================================================

                                          Conservative         Growth            Total         Growth and
                                            Investors         Investors         Return           Income
                                            Portfolio         Portfolio        Portfolio        Portfolio
                                        ----------------   ---------------   --------------   ------------
INVESTMENT INCOME
   Interest ..........................    $    767,237     $    212,978     $    773,317     $    358,848
   Dividends (net of foreign taxes
     withheld of $3,444, $4,933,
     $30 and $320, respectively) .....          50,845           75,757          242,370        2,673,163
                                          ------------     ------------     ------------     ------------
   Total investment income ...........         818,082          288,735        1,015,687        3,032,011
                                          ------------     ------------     ------------     ------------
EXPENSES
   Advisory fee ......................         135,274           75,722          196,714        1,295,838
   Distribution fee - Class B ........              -0-              -0-              -0-             168
   Custodian .........................          31,637           33,846           27,508           45,600
   Administrative ....................          31,500           31,500           31,500           31,500
   Audit and legal ...................           2,673            1,514            2,941           32,196
   Printing ..........................           2,325            1,567            2,788           49,741
   Amortization of organization
     expenses ........................             992              992               -0-              -0-
   Directors' fees ...................             620              721              606              522
   Transfer agency ...................             473              481              450              574
   Miscellaneous .....................           4,097              722            1,633            7,507
                                          ------------     ------------     ------------     ------------
   Total expenses ....................         209,591          147,065          264,140        1,463,646
   Less: expenses waived and
     reimbursed ......................         (38,245)         (51,150)              -0-              -0-
                                          ------------     ------------     ------------     ------------
   Net expenses ......................         171,346           95,915          264,140        1,463,646
                                          ------------     ------------     ------------     ------------
   Net investment income .............         646,736          192,820          751,547        1,568,365
                                          ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
TRANSACTIONS
   Net realized gain on investment
     transactions ....................       1,564,251        2,268,845        3,277,112       20,130,014
   Net realized gain (loss) on foreign
     currency transactions ...........         (24,732)         (19,583)               5               60
   Net change in unrealized
     appreciation (depreciation) of
     investments .....................      (1,593,736)      (1,379,633)         944,636       37,315,892
   Net change in unrealized
     appreciation (depreciation) of
     foreign currency denominated
     assets and liabilities ..........         (21,455)         (13,521)              (3)             (52)
                                          ------------     ------------     ------------     ------------
   Net gain (loss) on investments
     and foreign currency
     transactions ....................         (75,672)         856,108        4,221,750       57,445,914
                                          ------------     ------------     ------------     ------------
NET INCREASE IN NET
ASSETS FROM OPERATIONS ...............    $    571,064     $  1,048,928     $  4,973,297     $ 59,014,279
                                          ============     ============     ============     ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                          Alliance Variable Products Series Fund
================================================================================

                                                                                Premier
                                             Growth          International       Growth             Quasar
                                            Portfolio          Portfolio        Portfolio          Portfolio
                                        ----------------   ----------------   -------------      -------------
INVESTMENT INCOME
   Dividends (net of foreign taxes
     withheld of $1,129, $84,980,
     $12,962, and $7,836,
     respectively) ...................    $   1,416,208     $     726,855     $   4,358,125     $     332,134
   Interest ..........................          352,766            13,624         1,576,123           407,123
                                          -------------     -------------     -------------     -------------
   Total investment income ...........        1,768,974           740,479         5,934,248           739,257
                                          -------------     -------------     -------------     -------------
EXPENSES
   Advisory fee ......................        1,289,348           310,074         7,526,265           474,696
   Distribution fee - Class B ........               61                -0-               -0-               -0-
   Custodian .........................           52,178            64,419            93,730            46,561
   Audit and legal ...................           33,085             4,581           151,927             9,826
   Administrative ....................           31,500            31,500            31,500            31,500
   Printing ..........................           22,362             8,963           134,540            13,694
   Directors' fees ...................            1,073               685               845               900
   Amortization of organization
     expenses ........................              992                -0-               -0-            2,550
   Transfer agency ...................              501               469               547               540
   Miscellaneous .....................            6,145             3,306            17,713             5,998
                                          -------------     -------------     -------------     -------------
   Total expenses ....................        1,437,245           423,997         7,957,067           586,265
   Less: expenses waived and
     reimbursed ......................               -0-         (129,426)               -0-         (135,304)
                                          -------------     -------------     -------------     -------------
   Net expenses ......................        1,437,245           294,571         7,957,067           450,961
                                          -------------     -------------     -------------     -------------
   Net investment income (loss) ......          331,729           445,908        (2,022,819)          288,296
                                          -------------     -------------     -------------     -------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
TRANSACTIONS
   Net realized gain (loss) on
     investment transactions .........       24,155,153         2,890,563        55,837,594        (2,688,294)
   Net realized gain (loss) on foreign
     currency transactions ...........             (311)         (198,281)                4                -0-
   Net change in unrealized
     appreciation (depreciation) of
     investments .....................       25,189,137           419,854       123,062,712         9,530,350
   Net change in unrealized
     appreciation (depreciation) of
     foreign currency denominated
     assets and liabilities ..........             (619)          (22,896)               -0-               -0-
                                          -------------     -------------     -------------     -------------
   Net gain on investments and
     foreign currency transactions ...       49,343,360         3,089,240       178,900,310         6,842,056
                                          -------------     -------------     -------------     -------------
NET INCREASE IN NET
ASSETS FROM OPERATIONS ...............    $  49,675,089     $   3,535,148     $ 176,877,491     $   7,130,352
                                          =============     =============     =============     =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                         Real Estate                       Utility         Worldwide
                                         Investment      Technology        Income        Privatization
                                          Portfolio       Portfolio       Portfolio        Portfolio
                                      ---------------   -------------   --------------   --------------
INVESTMENT INCOME
   Dividends (net of foreign taxes
     withheld of $0, $5,105, $2,725
     and $65,120, respectively) ...    $    576,847     $     77,877     $    468,460     $    569,203
   Interest .......................          15,945          429,652           60,138           11,595
                                       ------------     ------------     ------------     ------------
   Total investment income ........         592,792          507,529          528,598          580,798
                                       ------------     ------------     ------------     ------------
EXPENSES
   Advisory fee ...................          78,118          766,418          139,102          218,610
   Administrative .................          31,500           31,500           31,500           31,500
   Custodian ......................          31,421           35,474           33,677           92,944
   Printing .......................           3,555           10,943           15,540           21,603
   Amortization of organization
     expenses .....................           1,982            2,130            1,078              992
   Audit and legal ................           1,292           10,364           10,887            5,195
   Directors' fees ................             723            1,191              683            1,358
   Transfer agency ................             510              543              492              450
   Miscellaneous ..................           2,619            2,684            2,928            4,520
                                       ------------     ------------     ------------     ------------
   Total expenses .................         151,720          861,247          235,887          377,172
   Less: expenses waived and
     reimbursed ...................         (69,262)        (133,150)         (59,691)        (169,492)
                                       ------------     ------------     ------------     ------------
   Net expenses ...................          82,458          728,097          176,196          207,680
                                       ------------     ------------     ------------     ------------
   Net investment income (loss) ...         510,334         (220,568)         352,402          373,118
                                       ------------     ------------     ------------     ------------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
TRANSACTIONS
   Net realized gain (loss) on
     investment transactions ......      (1,158,732)       8,422,213        1,886,610        1,355,030
   Net realized loss on foreign
     currency transactions ........              -0-              -0-             (28)         (61,567)
   Net change in unrealized
     appreciation (depreciation) of
     investments ..................       1,604,545       14,761,086        2,347,523        4,681,373
   Net change in unrealized
     appreciation (depreciation) of
     foreign currency denominated
     assets and liabilities .......              -0-              -0-            (678)         (38,770)
                                       ------------     ------------     ------------     ------------
   Net gain on investments and
     foreign currency transactions          445,813       23,183,299        4,233,427        5,936,066
                                       ------------     ------------     ------------     ------------
NET INCREASE IN NET
ASSETS FROM OPERATIONS ............    $    956,147     $ 22,962,731     $  4,585,829     $  6,309,184
                                       ============     ============     ============     ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                          Alliance Variable Products Series Fund
================================================================================

                                                               Global Dollar                        North American
                                             Global Bond        Government         High-Yield      Government Income
                                              Portfolio          Portfolio          Portfolio          Portfolio
                                          ----------------   ----------------   ----------------   ----------------
INVESTMENT INCOME
   Interest .........................       $   936,010        $   543,435        $ 1,020,945        $ 1,698,862
                                            -----------        -----------        -----------        -----------
EXPENSES
   Advisory fee .....................           125,222             33,488             69,257             98,074
   Custodian ........................            35,372             37,314             35,939             30,952
   Administrative ...................            31,500             31,500             31,500             31,500
   Audit and legal ..................             4,958              1,713              1,669              6,466
   Printing .........................             4,365              3,165              1,010                677
   Directors' fees ..................             1,047                600                824                889
   Transfer agency ..................               512                485                493                460
   Amortization of organization
     expenses .......................                -0-             1,105                 -0-             1,429
   Miscellaneous ....................             2,315              3,174              1,463              1,668
                                            -----------        -----------        -----------        -----------
   Total expenses ...................           205,291            112,544            142,155            172,115
   Less: expenses waived and
     reimbursed .....................           (31,500)           (70,125)           (54,429)           (31,500)
                                            -----------        -----------        -----------        -----------
   Net expenses .....................           173,791             42,419             87,726            140,615
                                            -----------        -----------        -----------        -----------
   Net investment income ............           762,219            501,016            933,219          1,558,247
                                            -----------        -----------        -----------        -----------
REALIZED AND UNREALIZED
GAIN (LOSS) ON INVESTMENTS
AND FOREIGN CURRENCY
TRANSACTIONS
   Net realized gain (loss) on
     investment transactions ........               964         (1,376,749)        (1,570,327)           241,763
   Net realized loss on foreign
     currency transactions ..........           (36,620)                -0-                -0-          (304,514)
   Net change in unrealized
     appreciation (depreciation) of
     investments ....................        (3,905,229)         1,501,337            194,266           (211,945)
   Net change in unrealized
     appreciation (depreciation) of
     foreign currency denominated
     assets and liabilities .........           (80,631)                -0-                -0-               377
                                            -----------        -----------        -----------        -----------
   Net gain (loss) on investments and
     foreign currency transactions ..        (4,021,516)           124,588         (1,376,061)          (274,319)
                                            -----------        -----------        -----------        -----------
NET INCREASE (DECREASE)
IN NET ASSETS FROM
OPERATIONS ..........................       $(3,259,297)       $   625,604        $  (442,842)       $ 1,283,928
                                            ===========        ===========        ===========        ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF OPERATIONS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                              Short-Term      U.S. Government/
                                                             Multi-Market   High Grade Securities  Money Market
                                                               Portfolio          Portfolio          Portfolio
                                                             ------------   ---------------------  ------------
INVESTMENT INCOME
   Interest ...........................................       $   198,020        $ 1,790,816        $ 3,270,915
                                                              -----------        -----------        -----------
EXPENSES
   Advisory fee .......................................            18,695            174,643            328,609
   Distribution fee - Class B .........................                -0-                 8                  2
   Administrative .....................................            31,500             31,500             31,500
   Custodian ..........................................            31,429             27,006             41,516
   Directors' fees ....................................             1,025              1,219                849
   Audit and legal ....................................               916              3,320             13,060
   Printing ...........................................               782              3,424              6,433
   Transfer agency ....................................               490                535                392
   Miscellaneous ......................................             1,175                165              3,440
                                                              -----------        -----------        -----------
   Total expenses .....................................            86,012            241,820            425,801
   Less: expenses waived and reimbursed ...............           (53,719)                -0-                -0-
                                                              -----------        -----------        -----------
   Net expenses .......................................            32,293            241,820            425,801
                                                              -----------        -----------        -----------
   Net investment income ..............................           165,727          1,548,996          2,845,114
                                                              -----------        -----------        -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON
INVESTMENTS AND FOREIGN CURRENCY
TRANSACTIONS
   Net realized gain (loss) on investment transactions            (22,393)          (900,750)                63
   Net realized gain on foreign currency transactions..           107,021              3,257                 -0-
   Net change in unrealized appreciation (depreciation)
     of investments ...................................          (169,029)        (2,352,872)                -0-
   Net change in unrealized appreciation (depreciation)
     of foreign currency denominated assets and
     liabilities ......................................            49,510                 -0-                -0-
                                                              -----------        -----------        -----------
   Net gain (loss) on investments and foreign currency
     transactions .....................................           (34,891)        (3,250,365)                63
                                                              -----------        -----------        -----------
NET INCREASE (DECREASE) IN NET ASSETS
FROM OPERATIONS .......................................       $   130,836        $(1,701,369)       $ 2,845,177
                                                              ===========        ===========        ===========

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS                             Alliance Variable Products Series Fund
================================================================================

Conservative Investors Portfolio

                                                                            Six Months Ended    Year Ended
                                                                              June 30, 1999    December 31,
                                                                               (Unaudited)         1998
                                                                            ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income .................................................    $    646,736    $  1,293,443
   Net realized gain on investments and foreign currency transactions ....       1,539,519       1,744,403
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities .................      (1,615,191)      1,547,074
                                                                              ------------    ------------
   Net increase in net assets from operations ............................         571,064       4,584,920
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A .............................................................      (1,308,186)       (983,527)
   Net realized gain on investments
     Class A .............................................................      (1,740,988)     (1,277,811)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ...............................................        (398,996)      4,820,709
                                                                              ------------    ------------
   Total increase (decrease) .............................................      (2,877,106)      7,144,291
NET ASSETS
   Beginning of year .....................................................      37,340,672      30,196,381
                                                                              ------------    ------------
   End of period (including undistributed net
     investment income of $632,513
     and $1,293,963, respectively) .......................................    $ 34,463,566    $ 37,340,672
                                                                              ============    ============

Growth Investors Portfolio

                                                                            Six Months Ended    Year Ended
                                                                              June 30, 1999    December 31,
                                                                               (Unaudited)         1998
                                                                            ----------------  -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................................   $    192,820    $    315,400
   Net realized gain on investments and foreign currency transactions .....      2,249,262       1,521,478
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ..................     (1,393,154)      2,044,183
                                                                              ------------    ------------
   Net increase in net assets from operations .............................      1,048,928       3,881,061
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..............................................................       (322,580)       (214,940)
   Net realized gain on investments
     Class A ..............................................................     (1,494,582)     (1,371,580)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ................................................     (1,320,087)      2,134,021
                                                                              ------------    ------------
   Total increase (decrease) ..............................................     (2,088,321)      4,428,562
NET ASSETS
   Beginning of year ......................................................     21,028,472      16,599,910
                                                                              ------------    ------------
   End of period (including undistributed net investment income of $180,418
     and $310,178, respectively) ..........................................   $ 18,940,151    $ 21,028,472
                                                                              ============    ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS (continued)                 Alliance Variable Products Series Fund
================================================================================

Total Return Portfolio

                                                                               Six Months Ended   Year Ended
                                                                                June 30, 1999     December 31,
                                                                                 (Unaudited)          1998
                                                                              ----------------  ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ...................................................   $     751,547    $   1,227,924
   Net realized gain on investments and foreign currency transactions ......       3,277,117        4,687,411
   Net change in unrealized appreciation of investments and foreign currency
     denominated assets and liabilities ....................................         944,633        2,033,090
                                                                               -------------    -------------
   Net increase in net assets from operations ..............................       4,973,297        7,948,425
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...............................................................      (1,231,521)        (828,887)
   Net realized gain on investments
     Class A ...............................................................      (4,690,187)      (3,824,313)
CAPITAL STOCK TRANSACTIONS
   Net increase ............................................................      10,535,192       13,248,556
                                                                               -------------    -------------
   Total increase ..........................................................       9,586,781       16,543,781
NET ASSETS
   Beginning of year .......................................................      59,463,750       42,919,969
                                                                               -------------    -------------
   End of period (including undistributed net investment income of $741,439
     and $1,221,413, respectively) .........................................   $  69,050,531    $  59,463,750
                                                                               =============    =============

Growth and Income Portfolio

                                                                               Six Months Ended     Year Ended
                                                                                June 30, 1999      December 31,
                                                                                 (Unaudited)           1998
                                                                              ----------------  ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ...................................................   $   1,568,365    $   3,319,311
   Net realized gain on investments and foreign currency transactions ......      20,130,074       42,675,250
   Net change in unrealized appreciation of investments and foreign currency
     denominated assets and liabilities ....................................      37,315,840       13,019,417
                                                                               -------------    -------------
   Net increase in net assets from operations ..............................      59,014,279       59,013,978
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...............................................................      (3,318,107)      (2,226,956)
   Net realized gain on investments
     Class A ...............................................................     (42,704,228)     (28,160,219)
CAPITAL STOCK TRANSACTIONS
   Net increase ............................................................      88,670,528      102,785,943
                                                                               -------------    -------------
   Total increase ..........................................................     101,662,472      131,412,746
NET ASSETS
   Beginning of year .......................................................     381,614,341      250,201,595
                                                                               -------------    -------------
   End of period (including undistributed net investment income of
     $1,532,202 and $3,281,944, respectively) ..............................   $ 483,276,813    $ 381,614,341
                                                                               =============    =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                          Alliance Variable Products Series Fund
================================================================================

Growth Portfolio

                                                                             Six Months Ended     Year Ended
                                                                               June 30, 1999     December 31,
                                                                                (Unaudited)          1998
                                                                             ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ...................................................   $     331,729    $   1,173,874
   Net realized gain on investments and foreign currency transactions ......      24,154,842       28,074,041
   Net change in unrealized appreciation of investments and foreign currency
     denominated assets and liabilities ....................................      25,188,518       41,502,598
                                                                               -------------    -------------
   Net increase in net assets from operations ..............................      49,675,089       70,750,513
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...............................................................      (1,078,121)        (667,879)
   Net realized gain on investments
     Class A ...............................................................     (28,188,611)     (15,606,121)
CAPITAL STOCK TRANSACTIONS
   Net increase ............................................................      33,473,673       38,329,947
                                                                               -------------    -------------
   Total increase ..........................................................      53,882,030       92,806,460
NET ASSETS
   Beginning of year .......................................................     328,681,445      235,874,985
                                                                               -------------    -------------
   End of period (including undistributed net income of $410,726 and
     $1,157,118, respectively) .............................................   $ 382,563,475    $ 328,681,445
                                                                               =============    =============

International Portfolio
                                                                             Six Months Ended     Year Ended
                                                                               June 30, 1999     December 31,
                                                                                (Unaudited)          1998
                                                                             ----------------   ---------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ...................................................   $     445,908    $     697,067
   Net realized gain on investments and foreign currency transactions ......       2,692,282        2,211,966
   Net change in unrealized appreciation of investments and foreign currency
     denominated assets and liabilities ....................................         396,958        5,095,509
                                                                               -------------    -------------
   Net increase in net assets from operations ..............................       3,535,148        8,004,542
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...............................................................        (553,389)      (1,367,666)
   Net realized gain on investments
     Class A ...............................................................      (1,787,594)      (2,040,979)
CAPITAL STOCK TRANSACTIONS
   Net decrease ............................................................      (4,297,311)        (254,502)
                                                                               -------------    -------------
   Total increase (decrease) ...............................................      (3,103,146)       4,341,395
NET ASSETS
   Beginning of year .......................................................      65,051,793       60,710,398
                                                                               -------------    -------------
   End of period (including undistributed net investment income of $259,527
     and $367,008, respectively) ...........................................   $  61,948,647    $  65,051,793
                                                                               =============    =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS (continued)                 Alliance Variable Products Series Fund
================================================================================

Premier Growth Portfolio

                                                                              Six Months Ended     Year Ended
                                                                               June 30, 1999      December 31,
                                                                                (Unaudited)           1998
                                                                             ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ....................................................   $    (2,022,819)   $      (327,127)
   Net realized gain on investments and foreign currency transactions .....        55,837,598         31,022,713
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ..................       123,062,712        291,597,182
                                                                              ---------------    ---------------
   Net increase in net assets from operations .............................       176,877,491        322,292,768
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..............................................................                -0-          (748,382)
   Net realized gain on investments
     Class A ..............................................................       (23,280,324)                -0-
CAPITAL STOCK TRANSACTIONS
   Net increase ...........................................................       321,972,312        453,383,779
                                                                              ---------------    ---------------
   Total increase .........................................................       475,569,479        774,928,165
NET ASSETS
   Beginning of year ......................................................     1,247,254,270        472,326,105
                                                                              ---------------    ---------------
   End of period ..........................................................   $ 1,722,823,749    $ 1,247,254,270
                                                                              ===============    ===============

Quasar Portfolio
                                                                              Six Months Ended     Year Ended
                                                                               June 30, 1999      December 31,
                                                                                (Unaudited)           1998
                                                                             ----------------    ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................................   $       288,296    $       414,211
   Net realized loss on investments and foreign currency transactions .....        (2,688,294)        (3,461,226)
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ..................         9,530,350         (1,930,679)
                                                                              ---------------    ---------------
   Net increase (decrease) in net assets from operations ..................         7,130,352         (4,977,694)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..............................................................          (312,238)           (58,060)
   Net realized gain on investments
     Class A ..............................................................                -0-        (6,038,262)
CAPITAL STOCK TRANSACTIONS
   Net increase ...........................................................        50,975,675         42,667,086
                                                                              ---------------    ---------------
   Total increase .........................................................        57,793,789         31,593,070
NET ASSETS
   Beginning of year ......................................................        90,870,238         59,277,168
                                                                              ---------------    ---------------
   End of period (including undistributed net investment income of $237,378
     and $261,320, respectively) ..........................................   $   148,664,027    $    90,870,238
                                                                              ===============    ===============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                          Alliance Variable Products Series Fund
================================================================================

Real Estate Investment Portfolio

                                                                             Six Months Ended     Year Ended
                                                                               June 30, 1999     December 31,
                                                                                (Unaudited)          1998
                                                                             ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................................   $     510,334    $     793,118
   Net realized loss on investments and foreign currency transactions .....      (1,158,732)        (314,101)
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ..................       1,604,545       (4,050,201)
                                                                              -------------    -------------
   Net increase (decrease) in net assets from operations ..................         956,147       (3,571,184)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..............................................................        (845,701)        (240,978)
   Net realized gain on investments
     Class A ..............................................................              -0-        (104,773)
CAPITAL STOCK TRANSACTONS
   Net increase ...........................................................       2,351,291        7,302,437
                                                                              -------------    -------------
   Total increase .........................................................       2,461,737        3,385,502
NET ASSETS
   Beginning of year ......................................................      17,079,559       13,694,057
                                                                              -------------    -------------
   End of period (including undistributed net investment income of $498,818
     and $834,185, respectively) ..........................................   $  19,541,296    $  17,079,559
                                                                              =============    =============

Technology Portfolio

                                                                             Six Months Ended     Year Ended
                                                                               June 30, 1999     December 31,
                                                                                (Unaudited)          1998
                                                                             ----------------  ---------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment loss ....................................................   $    (220,568)   $    (269,678)
   Net realized gain on investments and foreign currency transactions .....       8,422,213        2,981,897
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ..................      14,761,086       45,284,402
                                                                              -------------    -------------
   Net increase in net assets from operations .............................      22,962,731       47,996,621
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..............................................................              -0-        (121,060)
   Net realized gain on investments
     Class A ..............................................................        (356,801)              -0-
CAPITAL STOCK TRANSACTIONS
   Net increase ...........................................................      35,667,299       13,486,268
                                                                              -------------    -------------
   Total increase .........................................................      58,273,229       61,361,829
NET ASSETS
   Beginning of year ......................................................     130,601,662       69,239,833
                                                                              -------------    -------------
   End of period (including undistributed net investment income of $283 at
     December 31, 1998) ...................................................   $ 188,874,891    $ 130,601,662
                                                                              =============    =============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS (continued)                 Alliance Variable Products Series Fund
================================================================================

Utility Income Portfolio

                                                                            Six Months Ended     Year Ended
                                                                              June 30, 1999     December 31,
                                                                               (Unaudited)          1998
                                                                            ----------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................................   $    352,402    $    573,673
   Net realized gain on investments and foreign currency transactions .....      1,886,582       1,038,950
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ..................      2,346,845       4,488,575
                                                                              ------------    ------------
   Net increase in net assets from operations .............................      4,585,829       6,101,198
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..............................................................       (573,650)       (467,584)
   Net realized gain on investments
     Class A ..............................................................     (1,041,778)       (217,903)
CAPITAL STOCK TRANSACTIONS
   Net increase ...........................................................      4,278,815       8,673,520
                                                                              ------------    ------------
   Total increase .........................................................      7,249,216      14,089,231
NET ASSETS
   Beginning of year ......................................................     34,436,237      20,347,006
                                                                              ------------    ------------
   End of period (including undistributed net investment income of $346,393
     and $567,409, respectively) ..........................................   $ 41,685,453    $ 34,436,237
                                                                              ============    ============

Worldwide Privatization Portfolio

                                                                            Six Months Ended     Year Ended
                                                                              June 30, 1999     December 31,
                                                                               (Unaudited)          1998
                                                                            ----------------  --------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................................   $    373,118    $    797,477
   Net realized gain on investments and foreign currency transactions .....      1,293,463       2,235,067
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ..................      4,642,603       1,068,120
                                                                              ------------    ------------
   Net increase in net assets from operations .............................      6,309,184       4,100,664
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..............................................................       (823,765)       (602,038)
   Net realized gain on investments
     Class A ..............................................................     (2,431,306)     (2,230,552)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ................................................     (3,586,416)      3,181,810
                                                                              ------------    ------------
   Total increase (decrease) ..............................................       (532,303)      4,449,884
NET ASSETS
   Beginning of year ......................................................     46,267,849      41,817,965
                                                                              ------------    ------------
   End of period (including undistributed net investment income of $366,374
     and $817,021, respectively) ..........................................   $ 45,735,546    $ 46,267,849
                                                                              ============    ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                          Alliance Variable Products Series Fund
================================================================================

Global Bond Portfolio

                                                                              Six Months Ended      Year Ended
                                                                                June 30, 1999      December 31,
                                                                                 (Unaudited)           1998
                                                                              ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ...................................................     $    762,219      $  1,108,817
   Net realized gain (loss) on investments and foreign currency transactions          (35,656)           35,057
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ...................       (3,985,860)        2,427,349
                                                                                 ------------      ------------
   Net increase (decrease) in net assets from operations ...................       (3,259,297)        3,571,223
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...............................................................       (1,344,306)         (359,373)
   Net realized gain on investments
     Class A ...............................................................         (153,011)         (126,325)
CAPITAL STOCK TRANSACTIONS
   Net increase ............................................................       13,910,066         9,372,064
                                                                                 ------------      ------------
   Total increase ..........................................................        9,153,452        12,457,589
NET ASSETS
   Beginning of year .......................................................       34,651,934        22,194,345
                                                                                 ------------      ------------
   End of period (including undistributed net investment income of $285,755
     and $867,842, respectively) ...........................................     $ 43,805,386      $ 34,651,934
                                                                                 ============      ============

Global Dollar Government Portfolio
                                                                              Six Months Ended      Year Ended
                                                                                June 30, 1999      December 31,
                                                                                 (Unaudited)           1998
                                                                              ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ...................................................     $    501,016      $  1,310,397
   Net realized loss on investments and foreign currency transactions ......       (1,376,749)       (2,456,480)
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ...................        1,501,337        (2,200,919)
                                                                                 ------------      ------------
   Net increase (decrease) in net assets from operations ...................          625,604        (3,347,002)
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ...............................................................       (1,308,548)       (1,020,590)
   Net realized gain on investments
     Class A ...............................................................               -0-         (745,193)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) .................................................       (1,181,229)          114,249
                                                                                 ------------      ------------
   Total decrease ..........................................................       (1,864,173)       (4,998,536)
NET ASSETS
   Beginning of year .......................................................       10,379,908        15,378,444
                                                                                 ------------      ------------
   End of period (including undistributed net investment income of $489,544
     and $1,297,076, respectively) .........................................     $  8,515,735      $ 10,379,908
                                                                                 ============      ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS (continued)                 Alliance Variable Products Series Fund
================================================================================

High-Yield Portfolio

                                                                              Six Months Ended     Year Ended
                                                                               June 30, 1999      December 31,
                                                                                (Unaudited)          1998
                                                                              ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................................     $    933,219      $  1,083,734
   Net realized loss on investments and foreign currency transactions .....       (1,570,327)         (860,804)
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ..................          194,266        (1,556,891)
                                                                                ------------      ------------
   Net decrease in net assets from operations .............................         (442,842)       (1,333,961)
DIVIDENDS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..............................................................       (1,097,239)          (11,475)
CAPITAL STOCK TRANSACTIONS
   Net increase ...........................................................        5,109,608        17,114,316
                                                                                ------------      ------------
   Total increase .........................................................        3,569,527        15,768,880
NET ASSETS
   Beginning of year ......................................................       16,910,235         1,141,355
                                                                                ------------      ------------
   End of period (including undistributed net investment income of $916,177
     and $1,080,197, respectively) ........................................     $ 20,479,762      $ 16,910,235
                                                                                ============      ============

North American Government Income Portfolio

                                                                              Six Months Ended     Year Ended
                                                                               June 30, 1999      December 31,
                                                                                (Unaudited)          1998
                                                                              ----------------   -------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ..................................................     $  1,558,247      $  2,994,908
   Net realized loss on investments and foreign currency transactions .....          (62,751)         (895,371)
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets assets and liabilities ...........         (211,568)         (929,103)
                                                                                ------------      ------------
   Net increase in net assets from operations .............................        1,283,928         1,170,434
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..............................................................       (2,352,761)       (2,126,978)
   Net realized gain on investments
     Class A ..............................................................         (303,945)         (285,327)
CAPITAL STOCK TRANSACTIONS
   Net increase (decrease) ................................................       (1,048,753)        2,793,932
                                                                                ------------      ------------
   Total increase (decrease) ..............................................       (2,421,531)        1,552,061
NET ASSETS
   Beginning of year ......................................................       32,058,562        30,506,501
                                                                                ------------      ------------
   End of period (including undistributed net investment income of $959,490
     and $1,754,004, respectively) ........................................     $ 29,637,031      $ 32,058,562
                                                                                ============      ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

                                          Alliance Variable Products Series Fund
================================================================================

Short-Term Multi-Market Portfolio

                                                                                Six Months Ended      Year Ended
                                                                                  June 30, 1999      December 31,
                                                                                   (Unaudited)           1998
                                                                                ----------------    --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ....................................................     $    165,727      $    379,654
   Net realized gain (loss) on investments and foreign currency transactions            84,628           (48,980)
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ....................         (119,519)           59,323
                                                                                  ------------      ------------
   Net increase in net assets from operations ...............................          130,836           389,997
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ................................................................         (333,118)         (630,815)
CAPITAL STOCK TRANSACTIONS
   Net increase .............................................................           71,873           220,210
                                                                                  ------------      ------------
   Total decrease ...........................................................         (130,409)          (20,608)
NET ASSETS
   Beginning of year ........................................................        6,468,824         6,489,432
                                                                                  ------------      ------------
   End of period (including undistributed net investment income of $27,678
     and $195,069, respectively) ............................................     $  6,338,415      $  6,468,824
                                                                                  ============      ============

U.S. Government/High Grade Securities Portfolio

                                                                                Six Months Ended     Year Ended
                                                                                  June 30, 1999     December 31,
                                                                                   (Unaudited)          1998
                                                                                ----------------   --------------
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS
   Net investment income ....................................................     $  1,548,996      $  2,340,340
   Net realized gain (loss) on investments and foreign currency transactions          (897,493)        1,404,021
   Net change in unrealized appreciation (depreciation) of investments and
     foreign currency denominated assets and liabilities ....................       (2,352,872)         (296,956)
                                                                                  ------------      ------------
   Net increase (decrease) in net assets from operations ....................       (1,701,369)        3,447,405
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ................................................................       (2,355,508)       (1,873,534)
   Net realized gain on investments
     Class A ................................................................       (1,423,816)         (214,996)
CAPITAL STOCK TRANSACTIONS
   Net increase .............................................................        5,242,687        20,861,049
                                                                                  ------------      ------------
   Total increase (decrease) ................................................         (238,006)       22,219,924
NET ASSETS
   Beginning of year ........................................................       58,417,702        36,197,778
                                                                                  ------------      ------------
   End of period (including undistributed net investment income of $1,535,439
     and $2,341,951, respectively) ..........................................     $ 58,179,696      $ 58,417,702
                                                                                  ============      ============

--------------------------------------------------------------------------------
See Notes to Financial Statements.

STATEMENTS OF CHANGES
IN NET ASSETS (continued)                 Alliance Variable Products Series Fund
================================================================================

Money Market Portfolio
                                                                          Six Months Ended     Year Ended
                                                                           June 30, 1999      December 31,
                                                                            (Unaudited)           1998
                                                                            ------------      ------------
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income ..............................................     $  2,845,114      $  4,568,135
   Net realized gain on investments ...................................               63               178
                                                                            ------------      ------------
   Net increase in net assets from operations .........................        2,845,177         4,568,313
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
   Net investment income
     Class A ..........................................................       (2,845,056)       (4,568,135)
     Class B ..........................................................              (58)               -0-
CAPITAL STOCK TRANSACTIONS
   Net increase .......................................................        4,996,987        51,989,705
                                                                            ------------      ------------
   Total increase .....................................................        4,997,050        51,989,883
NET ASSETS
   Beginning of year ..................................................      119,573,704        67,583,821
                                                                            ------------      ------------
   End of period (including undistributed net investment income of $573
     and $573, respectively) ..........................................     $124,570,754      $119,573,704
                                                                            ============      ============

--------------------------------------------------------------------------------

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS
June 30, 1999 (unaudited)                 Alliance Variable Products Series Fund
================================================================================

NOTE A: Significant Accounting Policies

Alliance Variable Products Series Fund, Inc. (the "Fund"), was incorporated in the State of Maryland on November 17, 1987, as an open-end series investment company. The Fund had no operations prior to November 28, 1990. The Fund offers nineteen separately managed pools of assets which have differing investment objectives and policies. The Fund currently issues shares of the Conservative Investors Portfolio, Growth Investors Portfolio, Total Return Portfolio, Growth and Income Portfolio, Growth Portfolio, International Portfolio, Premier Growth Portfolio, Quasar Portfolio, Real Estate Investment Portfolio, Technology Portfolio, Utility Income Portfolio, Worldwide Privatization Portfolio, Global Bond Portfolio, Global Dollar Government Portfolio, High-Yield Portfolio, North American Government Income Portfolio, Short-Term Multi-Market Portfolio, U.S. Government/High Grade Securities Portfolio and Money Market Port folio (the "Portfolios"). On January 5, 1999, the creation of a second class of shares, Class B shares, was approved by the Board of Directors. The Fund offers Class A and Class B shares. Both classes of shares have identical voting, dividend, liquidating and other rights, except that Class B shares bear a distribution expense and have exclusive voting rights with respect to the Class B distribution plan. The investment objectives of each Portfolio are as follows:

Conservative Investors Portfolio--seeks to achieve a high total return without, in the view of Alliance, undue risk to principal.

Growth Investors Portfolio--seeks to achieve the highest total return consistent with what Alliance considers to be reasonable risk.

Total Return Portfolio--seeks to achieve a high return through a combination of current income and capital appreciation.

Growth and Income Portfolio--seeks reasonable current income and reasonable opportunity for appreciation through investments primarily in dividend-paying common stocks of good quality.

Growth Portfolio--seeks to provide long-term growth of capital. Current income is incidental to the Portfolio's objective.

International Portfolio--seeks to obtain a total return on its assets from long-term growth of capital principally through a broad portfolio of marketable securities of established non-U.S. companies (i.e., companies incorporated outside the U.S.), companies participating in foreign economies with prospects for growth, and foreign government securities.

Premier Growth Portfolio--seeks growth of capital by pursuing aggressive investment policies.

Quasar Portfolio--seeks growth of capital by pursuing aggressive investment policies. Current income is incidental to the Portfolio's objective.

Real Estate Investment Portfolio--seeks total return from long-term growth of capital and income principally through investing in equity securities of companies that are primarily engaged in or related to the real estate industry.

Technology Portfolio--seeks growth of capital. Current income is incidental to the Portfolio's objective.

Utility Income Portfolio--seeks current income and capital appreciation by investing primarily in equity and fixed-income securities of companies in the utilities industry.

Worldwide Privatization Portfolio--seeks long-term capital appreciation.

Global Bond Portfolio--seeks a high level of return from a combination of current income and capital ap preciation by investing in a globally diversified portfolio of high-quality debt securities denominated in the U.S. Dollar and a range of foreign currencies.

Global Dollar Government Portfolio--seeks a high level of current income and, secondarily, capital appreciation.

High-Yield Portfolio--seeks to earn the highest level of current income without assuming undue risk by investing principally in high-yielding fixed-income securities rated Baa or lower by Moody's or BBB or lower by S&P, Duff & Phelps or Fitch or, if unrated, of comparable quality.

North American Government Income Portfolio--seeks the highest level of current income, consistent with what Alliance considers to be prudent investment risk, that is available from a portfolio of debt securities issued or guaranteed by the United States, Canada, or Mexico, their political subdivisions (including Canadian prov inces, but excluding states of the United States), agencies, instrumentalities or authorities.

Short-Term Multi-Market Portfolio--seeks the highest level of current income, consistent with what the Alliance considers to be prudent investment risk, that is available from a portfolio of high-quality debt securities having remaining maturities of not more than three years.

NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

U.S. Government/High Grade Securities Portfolio--seeks high current income consistent with preservation of capital.

Money Market Portfolio--seeks safety of principal, excellent liquidity and maximum current income to the extent consistent with the first two objectives.

The Fund offers and sells its shares only to separate accounts of certain life insurance companies for the purpose of funding variable annuity contracts and variable life insurance policies. Sales are made without a sales charge at each Portfolio's net asset value per share.

The financial statements have been prepared in conformity with generally accepted accounting principles which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund.

1. Security Valuation

Portfolio securities traded on a national securities exchange or on a foreign securities exchange (other than foreign securities exchanges whose operations are similar to those of the United States over-the-counter market) are generally valued at the last reported sales price or if no sale occurred, at the mean of the closing bid and asked price on that day. Readily marketable securities traded in the over-the-counter market, securities listed on a foreign securities exchange whose operations are similar to the U.S. over-the-counter market, and securities listed on a national securities exchange whose primary market is believed to be over-the-counter, are valued at the mean of the current bid and asked price. U.S. government and fixed income securities which mature in 60 days or less are valued at amortized cost, unless this method does not represent fair value. Securities for which current market quotations are not readily available are valued at their fair value as determined in good faith by, or in accordance with procedures adopted by, the Board of Directors. Fixed income securities may be valued on the basis of prices obtained from a pricing service when such prices are believed to reflect the fair market value of such securities.

Securities in which the Money Market Portfolio invests are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a straight-line basis to maturity.

2. Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked price of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold. Income and ex penses are translated at rates of exchange prevailing when accrued.

The Portfolios isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held.

Net realized gains and losses on foreign currency transactions represent foreign exchange gains and losses from sales and maturities of securities and forward exchange currency contracts, holdings of foreign currencies, exchange gains and losses realized between the trade and settlement dates on investment transactions, and the difference between the amounts of interest, dividends and foreign witholding tax reclaims recorded on the Portfolio's books and the U.S. dollar equivalent amounts actually received or paid. Net currency gains and losses from valuing foreign currency denominated assets and liabilities at year end exchange rates are reflected as a component of net unrealized appreciation (depreciation) of investments and foreign currency denominated assets and liabilities.

3. Organization Expenses

Organization expenses of each Portfolio have been deferred and are being amortized on a straight-line basis as follows: Conservative Investors Portfolio $10,000 through October 1999; Growth Investors Portfolio $10,000 through October 1999; Growth Portfolio $10,000 through September 1999; Quasar Portfolio $26,098 through August 2001; Real Estate Investment Portfolio $20,000 through January 2002; Technology Portfolio $21,500 through January 2001; Worldwide Privatization Portfolio $10,000 through September 1999. For the following Portfolios the organization expense was amortized on a straight-line basis as follows: Utility Income Portfolio $15,299 through April 1999; Global Dollar Government Portfolio $16,723 through April 1999; North American Government Income Portfolio $21,570 through April 1999.

                                          Alliance Variable Products Series Fund
================================================================================

4. Taxes

It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

5. Investment Income and Investment Transactions

Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the trade date securities are purchased or sold. The Fund accretes discounts as adjustments to interest income and in the case of the Money Market Portfolio, amortizes premium as well. Investment gains and losses are determined on the identified cost basis.

6. Dividends and Distributions

Each Portfolio declares and distributes dividends and distributions from net investment income and net realized gains, respectively, if any, at least annually, except for dividends on the Money Market Portfolio, which are declared daily and paid monthly. Income dividends and capital gains distributions to shareholders are recorded on the ex-dividend date.

Income dividends and capital gains distributions are determined in accordance with federal tax regulations and may differ from those determined in accordance with generally accepted accounting principles. To the extent these differences are permanent, such amounts are reclassified within the capital accounts based on their federal tax basis treatment; temporary differences do not require such reclassification.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Other Transactions with Affiliates

Under the terms of an investment advisory agreement, each Portfolio pays Alliance Capital Management L.P. (the "Adviser"), an investment advisory fee, based on average net assets at the following annual rates: Conservative Investors Portfolio, .75 of 1%; Growth Investors Portfolio, .75 of 1%; Total Return Portfolio, .625 of 1%; Growth and Income Portfolio, .625 of 1%; Growth Portfolio, .75 of 1%; International Portfolio, 1%; Premier Growth Portfolio, 1%; Quasar Portfolio, 1%; Real Estate Investment Portfolio, .90 of 1%; Technology Portfolio, 1%; Utility Income Portfolio, .75 of 1%; Worldwide Privatization Portfolio, 1%; Global Bond Portfolio, .65 of 1%; Global Dollar Government Portfolio, .75 of 1%; High-Yield Portfolio, .75 of 1%; North American Government Income Portfolio, .65 of 1%; Short-Term Multi-Market Portfolio, .55 of 1%; U.S. Government/High Grade Securities Portfolio, .60 of 1%; and Money Market Portfolio, .50 of 1%. The fee is accrued daily and paid monthly. For the Global Bond Portfolio, the Adviser has retained, under a sub-advisory agreement, a sub-adviser, AIGAM International Limited, an affiliate of American International Group, Inc.

Pursuant to the advisory agreement, the Total Return, Growth & Income, Growth, Premier Growth, U.S. Government/High Grade Securities and Money Market Portfolios each paid $31,500, respectively, to the Adviser representing the cost of certain legal and accounting services provided to the Funds by the Adviser for the six months ended June 30, 1999.

NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

The Fund compensates Alliance Fund Services, Inc., a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Fund. For the six months ended June 30, 1999, the Fund paid a total of $9,000 which was allocated evenly among the Portfolios.

During the six months ended June 30, 1999, the Adviser agreed to waive its fee and to reimburse the additional operating expenses of each Portfolio, except for the Premier Growth Portfolio, so that expenses did not exceed .95% and 1.20% of average net assets respectively, for Class A and Class B shares. Expense waivers/reimbursements, if any, are accrued daily and paid monthly. For the six months ended June 30, 1999, such waivers/reimbursements amounted to $38,245, $51,150, $129,426, $135,304, $69,262, $133,150, $59,691, $169,492, $31,500,
$70,125, $54,429 $31,500 and $53,719, for the Conservative Investors Portfolio, the Growth Investors Portfolio, the International Portfolio, the Quasar Portfolio, the Real Estate Investment Port folio, the Technology Portfolio, the Utility Income Portfolio, the Worldwide Privatization Portfolio, Global Bond Portfolio, the Global Dollar Government Portfolio, the High-Yield Portfolio, North American Government Income Portfolio and the Short-Term Multi-Market Portfolio, respectively.

Brokerage commissions paid for the six months ended June 30, 1999, on investment transactions amounted to $6,271, $6,493, $25,189, $323,457, $248,912, $133,972,
$584,385, $133,909, $21,628, $65,698, $5,484 and $57,707 for the Conservative
Investors Portfolio, the Growth Investors Portfolio, the Total Return
Portfolio, the Growth and Income Portfolio, the Growth Portfolio, the International Portfolio, the Premier Growth Portfolio, the Quasar Portfolio, the Real Estate Investment Portfolio, the Technology Portfolio, the Utility Income Portfolio and the Worldwide Privatization Portfolio, respectively, of which $515 was paid by the Quasar Portfolio and $942 was paid by the Worldwide Privatization Portfolio to Donaldson, Lufkin & Jenrette Securities Corp., an affiliate of the Adviser.

--------------------------------------------------------------------------------

NOTE C: Distribution Plan

Each Portfolio's Distribution Plan permits the Portfolio to pay a distribution fee of up to 0.50% of the average daily net assets attributable to its Class B shares. The Fund, on behalf of each Portfolio, has entered into distribution agreements ("the Class B Distribution Agreements") pursuant to the Distribution Plans with the Distributor. The Class B Distribution Agreement provides that the Distributor receives payments from each Portfolio at a rate equal to 0.25% of the average daily net assets of such Portfolio attributable to Class B shares.

The Distribution Plans provide that the Distributor will use the payments received under the Class B Distribution Agreement for services rendered (and expenses borne) in connection with activities primarily intended to result in the sale of the Fund's Class B shares. Since Distributor's compensation is not directly tied to its expenses, the amount of compensation received under the Class B Distribution Agreement during any year may be more or less than actual expenses. For this reason, the Distribution Plans are characterized by the staff of the Securities and Exchange Commission as being of the "Compensation" variety.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 1999, were as follows:

                                              Purchases                                   Sales
                               ---------------------------------------    ------------------------------------
                                  Stocks and           U.S. Government       Stocks and        U.S. Government
Portfolio                      Debt Obligations         and Agencies      Debt Obligations      and Agencies
---------                      ----------------       ----------------    ----------------     ---------------
Conservative Investors ...         $ 2,829,133        $   19,944,690         $ 8,414,993       $   15,692,369
Growth Investors .........           5,463,009             6,951,718           9,485,533            2,505,773
Total Return .............           9,579,725            38,317,598          11,334,693           29,370,914
Growth and Income ........         149,112,675                    -0-        103,087,986                   -0-
Growth ...................         118,789,882                    -0-        103,280,401                   -0-
International ............          28,591,891                    -0-         34,632,829                   -0-
Premier Growth ...........         492,484,860                    -0-        205,553,260                   -0-
Quasar ...................          49,358,443                    -0-         36,478,404                   -0-
Real Estate Investment ...           5,341,960                    -0-          3,264,432                   -0-
Technology ...............          67,912,724                    -0-         33,993,319                   -0-
Utility Income ...........           3,567,494                    -0-          2,556,513                   -0-
Worldwide Privatization ..           7,817,250                    -0-         13,595,095                   -0-
Global Bond ..............          21,597,410             6,061,488           9,966,477            3,535,938
Global Dollar Government .           4,937,997                    -0-          7,485,985                   -0-
High-Yield ...............          28,917,241                    -0-         23,155,669                   -0-
North American Government
   Income ................             539,957                    -0-            115,935            1,754,523
Short-Term Multi-Market ..             325,847                    -0-            206,296                   -0-
U.S. Government/High Grade
   Securities ............          23,947,170            43,967,562          16,609,945           47,511,746

                                          Alliance Variable Products Series Fund
================================================================================

At June 30, 1999, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. The gross un realized appreciation, depreciation and net unrealized appreciation (depreciation) were as follows (excluding foreign currency transactions):

                                                                                  Net
                                                Gross Unrealized              Unrealized
                                          -----------------------------      Appreciation
Portfolio                                 Appreciation     Depreciation     (Depreciation)
---------                                 ------------     ------------     --------------
Conservative Investors ..............     $  1,368,697     $   (222,872)     $  1,145,825
Growth Investors ....................        2,003,782         (263,479)        1,740,303
Total Return ........................        8,709,557       (2,222,755)        6,486,802
Growth and Income ...................       91,192,887      (12,491,348)       78,701,539
Growth ..............................      136,108,863      (15,560,911)      120,547,952
International .......................        9,535,191       (2,490,993)        7,044,198
Premier Growth ......................      534,724,847      (29,954,730)      504,770,117
Quasar ..............................       13,387,951       (5,560,926)        7,827,025
Real Estate Investment ..............          191,506       (1,604,701)       (1,413,195)
Technology ..........................       68,748,683       (3,311,946)       65,436,737
Utility Income ......................       11,847,193         (673,690)       11,173,503
Worldwide Privatization .............        9,691,890       (3,080,220)        6,611,670
Global Bond .........................          193,474       (1,704,716)       (1,511,242)
Global Dollar Government ............          285,533       (1,057,600)         (772,067)
High-Yield ..........................          210,458       (1,561,525)       (1,351,067)
North American Government Income ....          607,853         (836,146)         (228,293)
Short-Term Multi-Market .............            7,776         (244,911)         (237,135)
U.S. Government/High Grade Securities            8,780       (1,996,963)       (1,988,183)

At December 31, 1998, for federal income tax purposes, Quasar, Real Estate, Global Dollar Government, High Yield, Short-Term Multi-Market Trust and Money Market Portfolios had net capital loss carryforwards of $1,214,862 which expires in the year 2006, $191,303 which ex pires in the year 2006, $2,000,064 which expires in the year 2006, $63,971 which expires in the year 2006, $1,135,696 (of which $5,518 expires in the year 2000, $150,822 expires in the year 2002, $941,593 expires in the year 2003, $32,651 expires in the year 2005 and $5,112 expires in the year 2006), $463 (of which $165 expires in the year 2004 and $298 expires in the year 2005).

1. Forward Exchange Currency Contracts

The Global Bond and Short-Term Multi-Market Portfolios enter into forward exchange currency contracts to hedge exposure to changes in foreign currency ex change rates on foreign portfolio holdings, to hedge certain firm purchase and sales commitments denominated in foreign currencies and for investment purposes. A forward exchange currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate.

The Portfolios may enter into contracts to deliver or receive foreign currency it will receive from or require for its normal investment activities. It may also use contracts in a manner intended to protect foreign currency denominated securities from declines in value due to unfavorable exchange rate movements. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. Fluctuations in the value of forward exchange currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolio.

Each Portfolio's custodian will place and maintain cash not available for investment or other liquid assets in a separate account of the Portfolio having a value equal to the aggregate amount of the respective portfolios commitments under forward exchange currency contracts entered into with respect to position hedges.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The face or contract amount, in U.S. dollars, reflects the total exposure each

NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

Portfolio has in that particular currency contract.

At June 30, 1999, the outstanding forward ex change currency contracts were as follows:

GLOBAL BOND PORTFOLIO:

                                                                   U.S. $
                                               Contract           Value on            U.S. $           Unrealized
                                                Amount           Origination          Current         Appreciation
                                                 (000)              Date               Value         (Depreciation)
                                           ----------------   ----------------   ----------------   ----------------
Foreign Currency Buy Contracts

Euro Dollar, settling 8/26/99.....               1,200           $1,267,560         $1,242,218           $(25,342)
Japanese Yen, settling 8/26/99....              90,000              755,623            750,086             (5,537)
                                                                                                         --------
                                                                                                         $(30,879)
                                                                                                         ========

Foreign Currency Sale Contracts

Euro Dollar, settling 8/26/99.....               3,200           $3,375,456         $3,312,581            $62,875
Japanese Yen, settling 8/26/99....             270,000            2,207,559          2,250,257            (42,698)
                                                                                                         --------
                                                                                                          $20,177
                                                                                                         ========

SHORT-TERM MULTI-MARKET PORTFOLIO:

                                                                   U.S. $
                                               Contract           Value on            U.S. $           Unrealized
                                                Amount           Origination          Current         Appreciation
                                                 (000)              Date               Value         (Depreciation)
                                           ----------------   ----------------   ----------------   ----------------
Foreign Currency Buy Contracts

Euro Dollar, settling 7/20/99.....                 200            $ 209,196          $ 206,469            $(2,727)
Swedish Krona, settling 7/20/99...               1,800              214,178            212,294             (1,884)
                                                                                                         --------
                                                                                                          $(4,611)
                                                                                                         ========
Foreign Currency Sale Contracts

Danish Kroner, settling 7/07/99...               2,000            $ 287,749          $ 277,429            $10,320
Euro Dollars, settling 7/20/99 - 9/13/99         1,331            1,423,592          1,377,042             46,550
New Zealand Dollar, settling 7/27/99             1,303              696,202            690,326              5,876
Norwegian Kroner, settling 7/07/99                 672               84,231             85,305             (1,074)
Pound Sterling, settling 7/23/99..                  78              123,965            123,375                590
Swedish Kronas, settling 7/20/99 - 7/26/99       5,238              619,741            617,923              1,818
                                                                                                         --------
                                                                                                          $64,080
                                                                                                         ========

2. Option Transactions

For hedging and investment purposes, the Portfolios purchase and write (sell) put and call options on U.S. securities that are traded on U.S. securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Portfolio pays a premium whether or not the option is exercised. Additionally, the Portfolio bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

When the Portfolio writes an option, the premium received by the Portfolio is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from written options which expire unexercised are recorded by the Portfolio on the expiration date as realized gains from option written. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium received is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium received is added to the proceeds from the sale of the underlying security or currency in determining whether the Portfolio has realized a gain or loss. If a put option is exercised, the premium received

                                          Alliance Variable Products Series Fund
================================================================================

reduces the cost basis of the security or currency purchased by the Portfolio. In writing an option, the Portfolio bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Portfolio could result in the Portfolio selling or buying a security or currency at a price different from the current market value.

For the six months ended June 30, 1999, the Portfolio did not engage in any option transactions.

-------------------------------------------------------------------------------

NOTE E: Capital Stock

There are 20,000,000,000 shares of capital stock, $.001 par value per share of the Fund authorized divided into two classes, designated Class A and Class B. Each consists of 10,000,000,000 authorized shares. Transactions in capital stock were as follows:

                                                           Conservative Investors Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................            86,383            675,652         $1,219,539         $9,097,687
Shares issued in reinvestment of
   dividends and distributions .           237,845            171,184          3,049,175          2,261,337
Shares redeemed ................          (331,236)          (489,669)        (4,667,710)        (6,538,315)
                                           -------            -------         ----------         ----------
Net increase (decrease) ........            (7,008)           357,167         $ (398,996)        $4,820,709
                                           =======            =======         ==========         ==========

                                                              Growth Investors Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................            31,188            263,760        $   524,890         $4,023,709
Shares issued in reinvestment of
   dividends and distributions .           121,063            105,839          1,817,162          1,586,520
Shares redeemed ................          (216,843)          (235,959)        (3,662,139)        (3,476,208)
                                           -------            -------        -----------         ----------
Net increase (decrease) ........           (64,592)           133,640        $(1,320,087)        $2,134,021
                                           =======            =======        ===========         ==========

                                                                Total Return Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................           619,535          1,066,045        $11,371,238        $18,467,616
Shares issued in reinvestment of
   dividends and distributions .           346,907            274,525          5,921,708          4,653,200
Shares redeemed ................          (360,982)          (583,936)        (6,757,754)        (9,872,260)
                                          --------           --------        -----------        -----------
Net increase ...................           605,460            756,634        $10,535,192        $13,248,556
                                          ========           ========        ===========        ===========

Notes To Financial Statements
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                              Growth and Income Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................         3,129,726          5,339,328        $70,615,500        $109,529,029
Shares issued in reinvestment of
   dividends and distributions .         2,179,088          1,482,301         46,022,335          30,387,175
Shares redeemed ................        (1,299,543)        (1,904,291)       (29,705,850)        (37,130,261)
                                         ---------          ---------        -----------        ------------
Net increase ...................         4,009,271          4,917,338        $86,931,985        $102,785,943
                                         =========          =========        ===========        ============

                                     June 1, 1999* to                     June 1, 1999* to
                                       June 30, 1999                        June 30, 1999
                                        (unaudited)                          (unaudited)
                                     ----------------                     ----------------
Class B
Shares sold ....................            79,589                            $1,738,543
                                            ------                            ----------
Net increase ...................            79,589                            $1,738,543
                                            ======                            ==========
                                                                   Growth Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................           930,220          2,150,440        $26,489,113         $51,763,496
Shares issued in reinvestment of
   dividends and distributions .         1,101,081            657,801         29,266,731          16,274,000
Shares redeemed ................          (804,921)        (1,267,396)       (22,944,319)        (29,707,549)
                                         ---------          ---------        -----------         -----------
Net increase ...................         1,226,380          1,540,845        $32,811,525         $38,329,947
                                         =========          =========        ===========         ===========

                                     June 1, 1999* to                     June 1, 1999* to
                                       June 30, 1999                        June 30, 1999
                                        (unaudited)                          (unaudited)
                                     ----------------                     ----------------
Class B
Shares sold.......................          24,022                            $  662,148
                                            ------                            ----------
Net increase......................          24,022                            $  662,148
                                            ======                            ==========

--------------------------------------------------------------------------------
* Commencement of distributions.

                                          Alliance Variable Products Series Fund
================================================================================

                                                              International Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................         2,640,956          8,028,440        $43,283,152        $130,223,344
Shares issued in reinvestment of
   dividends and distributions .           149,679            209,505          2,340,983           3,408,645
Shares redeemed ................        (3,027,047)        (8,256,225)       (49,921,446)       (133,886,491)
                                         ---------          ---------        -----------         -----------
Net decrease ...................          (236,412)           (18,280)       $(4,297,311)        $  (254,502)
                                         =========          =========        ===========         ===========

                                                             Premier Growth Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................        12,652,954         21,307,889       $422,833,629        $546,039,957
Shares issued in reinvestment of
   dividends and distributions .           743,305             27,956         23,280,324             748,382
Shares redeemed ................        (3,760,529)        (3,650,182)      (124,141,641)        (93,404,560)
                                         ---------          ---------        -----------         -----------
Net increase ...................         9,635,730         17,685,663       $321,972,312        $453,383,779
                                         =========          =========        ===========         ===========

                                                                 Quasar Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................         6,469,873          4,852,440        $73,815,500         $56,389,957
Shares issued in reinvestment of
   dividends and distributions .            27,705            471,122            312,238           6,096,321
Shares redeemed ................        (2,088,781)        (1,865,305)       (23,152,063)        (19,819,192)
                                         ---------          ---------        -----------         -----------
Net increase ...................         4,408,797          3,458,257        $50,975,675         $42,667,086
                                         =========          =========        ===========         ===========

                                                         Real Estate Investment Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................           483,666          1,017,147        $ 4,792,964         $11,445,744
Shares issued in reinvestment of
   dividends and distributions .            84,995             31,720            845,701             345,751
Shares redeemed ................          (343,132)          (411,779)        (3,287,374)         (4,489,058)
                                          --------           --------        -----------         -----------
Net increase ...................           225,529            637,088        $ 2,351,291         $ 7,302,437
                                          ========           ========        ===========         ===========

NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                                Technology Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................         3,329,814          2,683,902        $68,336,653         $39,262,852
Shares issued in reinvestment of
   dividends ...................            17,795              8,130            356,801             121,060
Shares redeemed ................        (1,606,447)        (1,789,557)       (33,026,155)        (25,897,644)
                                         ---------          ---------        -----------         -----------
Net increase ...................         1,741,162            902,475        $35,667,299         $13,486,268
                                         =========          =========        ===========         ===========

                                                            Utility Income Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................           348,178            827,755        $ 7,024,517         $13,812,249
Shares issued in reinvestment of
   dividends and distributions .            80,330             41,319          1,615,428             685,488
Shares redeemed ................          (217,165)          (345,013)        (4,361,130)         (5,824,217)
                                          --------           --------        -----------         -----------
Net increase ...................           211,343            524,061        $ 4,278,815         $ 8,673,520
                                          ========           ========        ===========         ===========

                                                          Worldwide Privatization Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................           124,264            574,559        $ 1,944,574         $ 8,801,773
Shares issued in reinvestment of
   dividends and distributions .           218,607            188,588          3,255,071           2,832,590
Shares redeemed ................          (574,001)          (584,343)        (8,786,061)         (8,452,553)
                                          --------           --------        -----------         -----------
Net increase (decrease) ........          (231,130)           178,804        $(3,586,416)        $ 3,181,810
                                          ========           ========        ===========         ===========

                                                                 Global Bond Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................         1,215,605          1,110,903        $14,389,547         $13,087,136
Shares issued in reinvestment of
   dividends and distributions .           132,977             43,327          1,497,316             485,698
Shares redeemed ................          (166,308)          (363,470)        (1,976,797)         (4,200,770)
                                         ---------           --------        -----------         -----------
Net increase ...................         1,182,274            790,760        $13,910,066         $ 9,372,064
                                         =========           ========        ===========         ===========

                                          Alliance Variable Products Series Fund
================================================================================

                                                       Global Dollar Government Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................            33,701            266,108        $   345,168         $ 3,464,930
Shares issued in reinvestment of
   dividends and distributions .           148,026            136,883          1,308,548           1,765,784
Shares redeemed ................          (277,352)          (433,004)        (2,834,945)         (5,116,465)
                                          --------           --------        -----------         -----------
Net increase (decrease) ........           (95,625)           (30,013)       $(1,181,229)        $   114,249
                                          ========           ========        ===========         ===========

                                                               High-Yield Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................           682,072          2,333,171        $ 6,660,708         $24,996,204
Shares issued in reinvestment of
   dividends ...................           119,655              1,032          1,097,239              11,475
Shares redeemed ................          (269,014)          (743,394)        (2,648,339)         (7,893,363)
                                          --------          ---------        -----------         -----------
Net increase ...................           532,713          1,590,809        $ 5,109,608         $17,114,316
                                          ========          =========        ===========         ===========

                                                      North American Government Income Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................           246,229            807,658        $ 3,098,315         $10,378,068
Shares issued in reinvestment of
   dividends and distributions .           226,103            195,804          2,656,706           2,412,304
Shares redeemed ................          (535,189)          (800,671)        (6,803,774)         (9,996,440)
                                          --------           --------        -----------         -----------
Net increase (decrease) ........           (62,857)           202,791        $(1,048,753)        $ 2,793,932
                                          ========           ========        ===========         ===========

                                                       Short-Term Multi-Market Portfolio
                                   -----------------------------------    ----------------------------------
                                                   SHARES                                 AMOUNT
                                   -----------------------------------    ----------------------------------
                                   Six Months Ended        Year Ended      Six Months Ended     Year Ended
                                     June 30, 1999        December 31,       June 30, 1999      December 31,
                                      (unaudited)             1998            (unaudited)          1998
                                   ----------------       -----------      ----------------     -----------
Class A
Shares sold ....................           139,219            320,284        $ 1,407,598         $ 3,296,379
Shares issued in reinvestment of
   dividends ...................            34,201             64,303            333,118             630,815
Shares redeemed ................          (164,210)          (357,998)        (1,668,843)         (3,706,984)
                                          --------           --------        -----------         -----------
Net increase ...................             9,210             26,589        $    71,873         $   220,210
                                          ========           ========        ===========         ===========

NOTES TO FINANCIAL STATEMENTS
(continued)                               Alliance Variable Products Series Fund
================================================================================

                                                   U.S. Government/High Grade Securities Portfolio
                                    -----------------------------------       -------------------------------------
                                                     SHARES                                    AMOUNT
                                    -----------------------------------       -------------------------------------
                                     Six Months Ended        Year Ended       Six Months Ended          Year Ended
                                       June 30, 1999        December 31,        June 30, 1999          December 31,
                                        (unaudited)             1998             (unaudited)              1998
                                    ----------------       ------------       ----------------        -------------
Class A
Shares sold ....................           1,144,390            2,327,632         $ 13,777,116         $ 28,190,782
Shares issued in reinvestment of
   dividends and distributions .             337,139              178,050            3,779,325            2,088,529
Shares redeemed ................          (1,025,349)            (777,937)         (12,412,843)          (9,418,262)
                                       -------------        -------------        -------------        -------------
Net increase ...................             456,180            1,727,745         $  5,143,598         $ 20,861,049
                                       =============        =============        =============        =============

                                   June 2, 1999* to                        June 2, 1999* to
                                     June 30, 1999                          June 30, 1999
                                      (unaudited)                            (unaudited)
                                    ----------------                       ----------------
Class B
Shares sold.......................        8,952                              $     99,089
                                          -----                              ------------
Net increase......................        8,952                              $     99,089
                                          =====                              ============

                                                                Money Market Portfolio
                                    -----------------------------------       -------------------------------------
                                                     SHARES                                    AMOUNT
                                    -----------------------------------       -------------------------------------
                                     Six Months Ended        Year Ended       Six Months Ended          Year Ended
                                       June 30, 1999        December 31,        June 30, 1999          December 31,
                                        (unaudited)             1998             (unaudited)              1998
                                    ----------------       ------------       ----------------        -------------
Class A
Shares sold ....................         202,204,975          426,000,949         $202,204,975         $426,000,949
Shares issued in reinvestment of
   dividends ...................           2,845,056            4,568,135            2,845,056            4,568,135
Shares redeemed ................        (200,167,538)        (378,579,379)        (200,167,538)        (378,579,379)
                                       -------------        -------------        -------------        -------------
Net increase ...................           4,882,493           51,989,705         $  4,882,493         $ 51,989,705
                                       =============        =============        =============        =============

                                   June 2, 1999* to                            June 2, 1999* to
                                     June 30, 1999                              June 30, 1999
                                      (unaudited)                                (unaudited)
                                    ----------------                           ----------------
Class B
Shares sold.......................       14,436                                   $    114,436
Shares issued in reinvestment of
   dividends and distributions....           58                                             58
                                        -------                                   ------------
Net increase......................      114,494                                   $    114,494
                                        =======                                   ============

--------------------------------------------------------------------------------
* Commencement of distribution.

                                          Alliance Variable Products Series Fund
================================================================================

NOTE F: Concentration of Risk

Investing in securities of foreign companies or foreign governments involves special risks which include changes in foreign exchange rates and the possibility of future political and economic developments which could adversely affect the value of such securities. Moreover, securities of many foreign companies or foreign governments and their markets may be less liquid and their prices more volatile than those of comparable United States companies or of the United States government.

-------------------------------------------------------------------------------

NOTE G: Bank Borrowing

A number of open-end mutual funds managed by the Adviser, including the Fund, participate in a $750 million revolving credit facility (the "Facility") intended to provide short-term financing if necessary, subject to certain restrictions in connection with abnormal redemption activity. Commitment fees related to the Facility are paid by the participating funds and are included in the miscellaneous expenses in the statement of operations. The Fund did not utilize the Facility during the six months ended June 30, 1999.

FINANCIAL HIGHLIGHTS                      Alliance Variable Products Series Fund
================================================================================



Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                        -------------------------------------------------------------------------
                                                                            CONSERVATIVE INVESTORS PORTFOLIO
                                                        -------------------------------------------------------------------------
                                                          Six Months                                                 October 28,
                                                            Ended                    Year Ended December 31,         1994(a) to
                                                        June 30, 1999                                                December 31,
                                                         (unaudited)        1998       1997        1996       1995       1994
                                                        -------------       ----       ----        ----       ----   ------------
Class A
Net asset value, beginning of period ...............       $14.03          $13.10     $12.07      $11.76     $10.07     $10.00
                                                           ------          ------     ------      ------     ------     ------
Income From Investment Operations
Net investment income (b)(c) .......................          .25             .50        .48         .45        .51        .06
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ....         (.05)           1.31        .86        (.01)      1.20        .01
                                                           ------          ------     ------      ------     ------     ------
Net increase in net asset value from
  operations .......................................          .20            1.81       1.34         .44       1.71        .07
                                                           ------          ------     ------      ------     ------     ------
Less: Dividends and Distributions
Dividends from net investment income ...............         (.54)           (.38)      (.31)       (.09)      (.02)        -0-
Distributions from net realized gains ..............         (.71)           (.50)        -0-       (.04)        -0-        -0-
                                                           ------          ------     ------      ------     ------     ------
Total dividends and distributions ..................        (1.25)           (.88)      (.31)       (.13)      (.02)        -0-
                                                           ------          ------     ------      ------     ------     ------
Net asset value, end of period .....................       $12.98          $14.03     $13.10      $12.07     $11.76     $10.07
                                                           ======          ======     ======      ======     ======     ======
Total Return
Total investment return based on net asset value (d)         1.52%          14.20%     11.22%       3.79%     16.99%       .70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........      $34,464         $37,341    $30,196     $21,729     $7,420       $701
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......          .95%(e)         .90%       .95%        .95%       .95%       .95%(e)
  Expenses, before waivers and reimbursements ......         1.16%(e)        1.19%      1.33%       1.40%      4.25%     20.35%(e)
  Net investment income (b) ........................         3.59%(e)        3.69%      3.85%       3.93%      4.65%      3.55%(e)
Portfolio turnover rate ............................           85%            123%       209%        211%        61%         2%

                                                        -------------------------------------------------------------------------
                                                                                  GROWTH INVESTORS PORTFOLIO
                                                        -------------------------------------------------------------------------
                                                          Six Months                                                 October 28,
                                                            Ended                    Year Ended December 31,         1994(a) to
                                                        June 30, 1999                                                December 31,
                                                         (unaudited)        1998       1997        1996       1995       1994
                                                        -------------       ----       ----        ----       ----   ------------
Class A
Net asset value, beginning of period ...............       $16.33          $14.38     $12.74      $11.87      $9.86     $10.00
                                                           ------          ------     ------      ------     ------     ------
Income From Investment Operations
Net investment income (b)(c) .......................          .16             .26        .23         .24        .35        .04
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ....          .62            3.03       1.83         .72       1.67       (.18)
                                                           ------          ------     ------      ------     ------     ------
Net increase (decrease) in net asset value from
  operations .......................................          .78            3.29       2.06         .96       2.02       (.14)
                                                           ------          ------     ------      ------     ------     ------
Less: Dividends and Distributions

Dividends from net investment income ...............         (.29)           (.18)      (.20)       (.07)      (.01)        -0-

Distributions from net realized gains ..............        (1.34)          (1.16)      (.22)       (.02)        -0-        -0-
                                                           ------          ------     ------      ------     ------     ------
Total dividends and distributions ..................        (1.63)          (1.34)      (.42)       (.09)      (.01)        -0-
                                                           ------          ------     ------      ------     ------     ------
Net asset value, end of period .....................       $15.48          $16.33     $14.38      $12.74     $11.87      $9.86
                                                           ======          ======     ======      ======     ======     ======
Total Return

Total investment return based on net asset value (d)         5.08%          23.68%     16.34%       8.18%     20.48%     (1.40)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........      $18,940         $21,028    $16,600     $10,709     $4,978       $321
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......          .95%(e)         .94%       .95%        .95%       .95%       .95%(e)
  Expenses, before waivers and reimbursements ......         1.46%(e)        1.68%      1.70%       1.85%      6.17%     41.62%(e)
  Net investment income (b) ........................         1.91%(e)        1.71%      1.72%       2.01%      3.21%      2.29%(e)
Portfolio turnover rate ............................           78%            100%       164%        160%        50%         3%

--------------------------------------------------------------------------------
See footnote summary on page B-84.

FINANCIAL HIGHLIGHTS (continued)          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                      ---------------------------------------------------------------------------
                                                                                  TOTAL RETURN PORTFOLIO
                                                      ---------------------------------------------------------------------------
                                                      Six Months
                                                         Ended                           Year Ended December 31,
                                                     June 30, 1999
                                                      (unaudited)       1998          1997          1996       1995        1994
                                                      -----------      ------        ------        ------     ------      ------
Class A
Net asset value, beginning of year .................    $18.06         $16.92        $14.63        $12.80     $10.41      $10.97
                                                        ------         ------        ------        ------     ------      ------
Income From Investment Operations
Net investment income (c) ..........................       .21            .41(b)        .39(b)        .27(b)     .36(b)      .15(b)
Net realized and unrealized gain (loss) on
  investment transactions ..........................      1.15           2.36          2.62          1.66       2.10        (.56)
                                                        ------         ------        ------        ------     ------      ------
Net increase (decrease) in net asset value from
  operations .......................................      1.36           2.77          3.01          1.93       2.46        (.41)
                                                        ------         ------        ------        ------     ------      ------
Less: Dividends and Distributions
Dividends from net investment income ...............      (.36)          (.29)         (.23)         (.07)      (.07)       (.09)
Distributions from net realized gains ..............     (1.35)         (1.34)         (.49)         (.03)        -0-       (.06)
                                                        ------         ------        ------        ------     ------      ------
Total dividends and distributions ..................     (1.71)         (1.63)         (.72)         (.10)      (.07)       (.15)
                                                        ------         ------        ------        ------     ------      ------
Net asset value, end of period .....................    $17.71         $18.06        $16.92        $14.63     $12.80      $10.41
                                                        ======         ======        ======        ======     ======      ======
Total Return
Total investment return based on net asset value (d)      7.87%         16.99%        21.11%        15.17%     23.67%      (3.77)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........   $69,051        $59,464       $42,920       $25,875     $8,242        $750
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......       .84%(e)        .88%          .88%          .95%       .95%        .95%
  Expenses, before waivers and reimbursements ......       .84%(e)        .95%          .88%         1.12%      4.49%      19.49%
  Net investment income ............................      2.39%(e)       2.41%(b)      2.46%(b)      2.76%(b)   3.16%(b)    2.29%(b)
Portfolio turnover rate ............................        69%            57%           65%           57%        30%         83%

                                                      ------------------------------------------------------------------------
                                                                             GROWTH AND INCOME PORTFOLIO
                                                      ------------------------------------------------------------------------
                                                      Six Months
                                                         Ended                         Year Ended December 31,
                                                     June 30, 1999
                                                      (unaudited)       1998          1997          1996       1995        1994
                                                      -----------      ------        ------        ------     ------      ------
Class A
Net asset value, beginning of year .................    $21.84         $19.93        $16.40        $15.79     $11.85      $12.18
                                                        ------         ------        ------        ------     ------      ------
Income From Investment Operations
Net investment income (c) ..........................       .08            .22(b)        .21(b)        .24(b)     .27(b)      .10(b)
Net realized and unrealized gain (loss) on
  investment transactions ..........................      2.96           3.81          4.39          3.18       3.94        (.16)
                                                        ------         ------        ------        ------     ------      ------
Net increase (decrease) in net asset value from
  operations .......................................      3.04           4.03          4.60          3.42       4.21        (.06)
                                                        ------         ------        ------        ------     ------      ------
Less: Dividends and Distributions
Dividends from net investment income ...............      (.18)          (.16)         (.13)         (.25)      (.13)       (.10)
Distributions from net realized gains ..............     (2.28)         (1.96)         (.94)        (2.56)      (.14)       (.17)
                                                        ------         ------        ------        ------     ------      ------
Total dividends and distributions ..................     (2.46)         (2.12)        (1.07)        (2.81)      (.27)       (.27)
                                                        ------         ------        ------        ------     ------      ------
Net asset value, end of period .....................    $22.42         $21.84        $19.93        $16.40     $15.79      $11.85
                                                        ======         ======        ======        ======     ======      ======
Total Return
Total investment return based on net asset value (d)     14.59%         20.89%        28.80%        24.09%     35.76%       (.35)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........  $481,492       $381,614      $250,202      $126,729    $41,993     $41,702
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......       .71%(e)        .73%          .72%          .82%       .79%        .90%
  Expenses, before waivers and reimbursements ......       .71%(e)        .73%          .72%          .82%       .79%        .91%
  Net investment income ............................       .76%(e)       1.07%(b)      1.16%(b)      1.58%(b)   1.95%(b)    1.71%(b)
Portfolio turnover rate ............................        25%            79%           86%           87%       150%         95%

--------------------------------------------------------------------------------
See footnote summary on page B-84.

                                          Alliance Variable Products Series Fund
================================================================================
Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                  ---------------
                                                                                                      GROWTH
                                                                                                        AND
                                                                                                      INCOME
                                                                                                     PORTFOLIO
                                                                                                  ---------------
                                                                                                  June 1, 1999(f)
                                                                                                        to
                                                                                                   June 30, 1999
                                                                                                    (unaudited)
                                                                                                  ---------------
Class B
Net asset value, beginning of period..............................................................     $ 21.37
                                                                                                      --------
Income From Investment Operations
Net investment income (c).........................................................................         .01
Net realized and unrealized gain (loss) on
  investment transactions.........................................................................        1.04
                                                                                                      --------
Net increase in net asset value from
  operations......................................................................................        1.05
                                                                                                      --------
Less: Dividends and Distributions
Dividends from net investment income..............................................................          -0-
Distributions from net realized gains.............................................................          -0-
                                                                                                      --------
Total dividends and distributions.................................................................          -0-
                                                                                                      --------
Net asset value, end of period....................................................................     $ 22.42
                                                                                                      ========
Total Return
Total investment return based on net asset value (d)..............................................        4.91%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).........................................................     $ 1,784
Ratios to average net assets of:
  Expenses........................................................................................         .96%(e)
  Net investment income (b).......................................................................         .88%(e)
Portfolio turnover rate...........................................................................          25%

                                                --------------------------------------------------------------------------------
                                                                                  GROWTH PORTFOLIO
                                                --------------------------------------------------------------------------------
                                                                                                                    September 15,
                                                   Six Months                                                          1994(a)
                                                     Ended                      Year Ended December 31,                 to
                                                 June 30, 1999                                                      December 31,
                                                  (unaudited)      1998          1997          1996         1995       1994
                                                --------------    ------        ------        ------       ------   ------------
Class A
Net asset value, beginning of period ...........    $27.25        $22.42        $17.92        $14.23       $10.53     $10.00
                                                    ------        ------        ------        ------       ------     ------
Income From Investment Operations
Net investment income (c) ......................       .03           .10(b)        .07(b)        .06(b)       .17(b)     .03(b)
Net realized and unrealized gain on
  investment transactions ......................      3.88          6.19          5.18          3.95         3.54        .50
                                                    ------        ------        ------        ------       ------     ------
Net increase in net asset value from
  operations ...................................      3.91          6.29          5.25          4.01         3.71        .53
                                                    ------        ------        ------        ------       ------     ------
Less: Dividends and Distributions
Dividends from net investment income ...........      (.09)         (.06)         (.03)         (.04)        (.01)        -0-
Distributions from net realized gains ..........     (2.33)        (1.40)         (.72)         (.28)          -0-        -0-
                                                    ------        ------        ------        ------       ------     ------
Total dividends and distributions ..............     (2.42)        (1.46)         (.75)         (.32)        (.01)        -0-
                                                    ------        ------        ------        ------       ------     ------
Net asset value, end of period .................    $28.74        $27.25        $22.42        $17.92       $14.23     $10.53
                                                    ======        ======        ======        ======       ======     ======
Total Return
Total investment return based on net
  asset value (d) ..............................     15.06%        28.73%        30.02%        28.49%       35.23%      5.30%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ......  $381,873      $328,681      $235,875      $138,688      $45,220     $5,492
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ..       .84%(e)       .87%          .84%          .93%         .95%       .95%(e)
  Expenses, before waivers and reimbursements ..       .84%(e)       .87%          .84%          .93%        1.27%      4.19%(e)
  Net investment income ........................       .19%(e)       .43%(b)       .37%(b)       .35%(b)     1.31%(b)   1.17%(b)(e)

Portfolio turnover rate ........................        30%           62%           62%           98%          86%        25%


--------------------------------------------------------------------------------
See footnote summary on page B-84.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                                  --------------
                                                                                                      GROWTH
                                                                                                     PORTFOLIO
                                                                                                  ---------------
                                                                                                  June 1, 1999(f)
                                                                                                         to
                                                                                                   June 30, 1999
                                                                                                    (unaudited)
                                                                                                  ---------------
Class B
Net asset value, beginning of period..............................................................      $26.83
                                                                                                        ------
Income From Investment Operations
Net investment income (c).........................................................................          -0-
Net realized and unrealized gain on
  investment transactions.........................................................................        1.91
                                                                                                        ------
Net increase in net asset value from
  operations......................................................................................        1.91
                                                                                                        ------
Less: Dividends and Distributions
Dividends from net investment income..............................................................          -0-
Distributions from net realized gains.............................................................          -0-
                                                                                                        ------
Total dividends and distributions.................................................................          -0-
                                                                                                        ------
Net asset value, end of period....................................................................      $28.74
                                                                                                        ======
Total Return
Total investment return based on net asset value (d)..............................................        7.12%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).........................................................        $690
Ratios to average net assets of:
  Expenses........................................................................................        1.09%(e)
  Net investment income ..........................................................................         .36%(e)
Portfolio turnover rate...........................................................................          30%

                                               ----------------------------------------------------------------------------
                                                                             INTERNATIONAL PORTFOLIO
                                               ----------------------------------------------------------------------------
                                                 Six Months
                                                   Ended                              Year Ended December 31,
                                               June 30, 1999
                                                 (unaudited)       1998          1997          1996         1995       1994
                                               -------------      ------        ------        ------      -------     ------
Class A
Net asset value, beginning of year.............     $16.17        $15.02        $14.89        $14.07       $12.88     $12.16
                                                    ------        ------        ------        ------      -------     ------
Income From Investment Operations
Net investment income (b)(c)...................        .12           .17           .13           .19          .18        .10
Net realized and unrealized gain on
  investments and foreign currency
  transactions ................................        .71          1.80           .39           .83         1.08        .72
                                                    ------        ------        ------        ------      -------     ------
Net increase in net asset value from
  operations...................................        .83          1.97           .52          1.02         1.26        .82
                                                    ------        ------        ------        ------      -------     ------
Less: Dividends and Distributions
Dividends from net investment income...........       (.15)         (.33)         (.15)         (.08)        (.03)      (.02)
Distributions from net realized gains..........       (.49)         (.49)         (.24)         (.12)        (.04)      (.08)
                                                    ------        ------        ------        ------      -------     ------
Total dividends and distributions..............       (.64)         (.82)         (.39)         (.20)        (.07)      (.10)
                                                    ------        ------        ------        ------      -------     ------
Net asset value, end of period.................     $16.36        $16.17        $15.02        $14.89       $14.07     $12.88
                                                    ======        ======        ======        ======      =======     ======
Total Return
Total investment return based on net
  asset value (d) .............................       5.33%        13.02%         3.33%         7.25%        9.86%      6.70%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......    $61,949       $65,052       $60,710       $44,324      $16,542     $7,276
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements .        .95%(e)       .95%          .95%          .95%         .95%       .95%
  Expenses, before waivers and reimbursements .       1.37%(e)      1.37%         1.42%         1.91%        2.99%      7.26%
  Net investment income (b)....................       1.44%(e)      1.08%          .87%         1.29%        1.41%        90%
Portfolio turnover rate........................         47%          117%          134%           60%          87%        95%

--------------------------------------------------------------------------------

See footnote summary on page B-84.

FINANCIAL HIGHLIGHTS (continued)          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                -------------------------------------------------------------------------------
                                                                              PREMIER GROWTH PORTFOLIO
                                                -------------------------------------------------------------------------------
                                                  Six Months
                                                    Ended                                Year Ended December 31,
                                                June 30, 1999
                                                  (unaudited)          1998          1997          1996         1995       1994
                                                -------------         ------        ------        ------       ------     ------
Class A
Net asset value, beginning of year.............      $31.03           $20.99        $15.70        $17.80       $12.37     $12.79
                                                     ------           ------        ------        ------       ------     ------
Income From Investment Operations
Net investment income (loss) (c)...............        (.04)            (.01)(b)       .04(b)        .08(b)       .09(b)     .03(b)
Net realized and unrealized gain (loss) on
  investment transactions......................        4.06            10.08          5.27          3.29         5.44       (.41)
                                                     ------           ------        ------        ------       ------     ------
Net increase (decrease) in net asset
  value from operations........................        4.02            10.07          5.31          3.37         5.53       (.38)
                                                     ------           ------        ------        ------       ------     ------
Less: Dividends and Distributions
Dividends from net investment income...........          -0-            (.03)         (.02)         (.10)        (.03)      (.01)
Distributions from net realized gains..........        (.47)              -0-           -0-        (5.37)        (.07)      (.03)
                                                     ------           ------        ------        ------       ------     ------
Total dividends and distributions..............        (.47)            (.03)         (.02)        (5.47)        (.10)      (.04)
                                                     ------           ------        ------        ------       ------     ------
Net asset value, end of period.................      $34.58           $31.03        $20.99        $15.70       $17.80     $12.37
                                                     ======           ======        ======        ======       ======     ======
Total Return
Total investment return based on net
  asset value (d) .............................       13.12 %          47.97%        33.86%        22.70%       44.85%     (2.96)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted)......  $1,722,824       $1,247,254      $472,326       $96,434      $29,278    $37,669
Ratios to average net assets of: ..............
  Expenses, net of waivers and reimbursements .        1.06%(e)         1.06%          .95%          .95%         .95%       .95%
  Expenses, before waivers and reimbursements .        1.06%(e)         1.09%         1.10%         1.23%        1.19%      1.40%
  Net investment income (loss) ................        (.27)%(e)        (.04)%(b)      .21%(b)       .52%(b)      .55%(b)    .42%(b)
Portfolio turnover rate........................          14%              31%           27%           32%          97%        38%

                                                                                ---------------------------------------------------
                                                                                                     QUASAR PORTFOLIO
                                                                                ---------------------------------------------------
                                                                                 Six Months                               August 5,
                                                                                    Ended                                1996(a) to
                                                                                June 30, 1999  Year Ended December 31,  December 31,
                                                                                 (unaudited)       1998         1997       1996
                                                                                ------------      ------       ------     ------
Class A
Net asset value, beginning of period .....................................           $11.14       $12.61       $10.64     $10.00
                                                                                     ------       ------       ------     ------
Income From Investment Operations
Net investment income (b)(c) .............................................              .03          .07          .02        .04
Net realized and unrealized gain (loss) on
  investment transactions ................................................              .70         (.49)        1.96        .60
                                                                                     ------       ------       ------     ------
Net increase (decrease) in net asset value from
  operations .............................................................              .73         (.42)        1.98        .64
                                                                                     ------       ------       ------     ------
Less: Dividends and Distributions
Dividends from net investment income .....................................             (.04)        (.01)        (.01)        -0-
Distributions from net realized gains ....................................               -0-       (1.04)          -0-        -0-
                                                                                     ------       ------       ------     ------
Total dividends and distributions ........................................             (.04)       (1.05)        (.01)        -0-
                                                                                     ------       ------       ------     ------
Net asset value, end of period ...........................................           $11.83       $11.14       $12.61     $10.64
                                                                                     ======       ======       ======     ======
Total Return
Total investment return based on net asset value (d)                                   6.54%       (4.49)%      18.60%      6.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ................................         $148,664      $90,870      $59,277     $8,842
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ............................              .95%(e)      .95%         .95%       .95%(e)
  Expenses, before waivers and reimbursements ............................             1.24%(e)     1.30%        1.37%      4.44%(e)
  Net investment income (b) ..............................................              .61%(e)      .55%         .17%       .93%(e)
Portfolio turnover rate ..................................................               46%         107%         210%        40%

--------------------------------------------------------------------------------

See footnote summary on page B-84.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                                                          ----------------------------------------
                                                                                                    REAL ESTATE INVESTMENT
                                                                                                            PORTFOLIO
                                                                                          ----------------------------------------
                                                                                            Six Months                  January 9,
                                                                                               Ended       Year Ended   1997(a) to
                                                                                          June 30, 1999   December 31,  December 31,
                                                                                            (unaudited)       1998          1997
                                                                                          -------------      ------       ------
Class A
Net asset value, beginning of period......................................                     $ 9.78        $12.34       $10.00
                                                                                               ------        ------       ------
Income From Investment Operations
Net investment income (b)(c)..............................................                        .28           .54          .56
Net realized and unrealized gain (loss) on
  investment transactions.................................................                        .31         (2.87)        1.78
                                                                                               ------        ------       ------
Net increase (decrease) in net asset value from
  operations..............................................................                        .59         (2.33)        2.34
                                                                                               ------        ------       ------
Less: Dividends and Distributions
Dividends from net investment income......................................                       (.46)         (.16)          -0-
Distributions from net realized gains.....................................                         -0-         (.07)          -0-
                                                                                               ------        ------       ------
Total dividends and distributions.........................................                       (.46)         (.23)          -0-
                                                                                               ------        ------       ------
Net asset value, end of period............................................                     $ 9.91        $ 9.78       $12.34
                                                                                               ======        ======       ======
Total Return
Total investment return based on net asset value (d)......................                       6.01%       (19.07)%      23.40%
Ratios/Supplemental Data
Net assets, end of period (000's omitted).................................                    $19,541       $17,080      $13,694
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements.............................                        .95%(e)       .95%         .95%(e)
  Expenses, before waivers and reimbursements.............................                       1.75%(e)      1.77%        2.31%(e)
  Net investment income (b)...............................................                       5.88%(e)      4.98%        5.47%(e)
Portfolio turnover rate...................................................                         19%           27%          26%

                                                                            -------------------------------------------------------
                                                                                               TECHNOLOGY PORTFOLIO
                                                                            -------------------------------------------------------
                                                                                                                        January 11,
                                                                              Six Months                                   1996(a)
                                                                                Ended                                        to
                                                                            June 30, 1999     Year Ended December 31,   December 31,
                                                                             (unaudited)        1998          1997          1996
                                                                             -----------       ------        ------       ------
Class A
Net asset value, beginning of period...........................                 $19.17         $11.72        $11.04       $10.00
                                                                                ------         ------        ------       ------
Income From Investment Operations
Net investment income (loss) (b)(c)............................                   (.03)          (.04)          .02          .11
Net realized and unrealized gain on
  investment transactions......................................                   2.98           7.51           .69          .93
                                                                                ------         ------        ------       ------
Net increase in net asset value from
  operations...................................................                   2.95           7.47           .71         1.04
                                                                                ------         ------        ------       ------
Less: Dividends and Distributions
Dividends from net investment income...........................                     -0-          (.02)         (.03)          -0-
Distribution from net realized gains...........................                   (.04)            -0-           -0-          -0-
                                                                                ------         ------        ------       ------
Total dividends and distributions..............................                   (.04)          (.02)         (.03)          -0-
                                                                                ------         ------        ------       ------
Net asset value, end of period.................................                 $22.08         $19.17        $11.72       $11.04
                                                                                ======         ======        ======       ======
Total Return

Total investment return based on net asset value (d)...........                  15.43%         63.79%         6.47%       10.40%
Ratios/Supplemental Data

Net assets, end of period (000's omitted)......................               $188,875       $130,602       $69,240      $28,083
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements..................                    .95%(e)        .95%          .95%         .95%(e)
  Expenses, before waivers and reimbursements..................                   1.12%(e)       1.20%         1.19%        1.62%(e)
  Net investment income (loss) (b).............................                   (.29)%(e)      (.30)%         .16%        1.17%(e)
Portfolio turnover rate........................................                     25%            63%           46%          22%

--------------------------------------------------------------------------------

See footnote summary on page B-84.

FINANCIAL HIGHLIGHTS (continued)          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period


                                          --------------------------------------
                                                  UTILITY INCOME PORTFOLIO
                                          --------------------------------------


                                                        Six Months                                                   May 10, 1994(a)
                                                          Ended                    Year Ended December 31,                to
                                                      June 30, 1999                                                   December 31,
                                                       (unaudited)       1998        1997        1996        1995         1994
                                                      -------------     ------      ------      ------      ------   --------------
Class A
Net asset value, beginning of period ...............     $18.90         $15.67      $12.69      $12.01       $9.96       $10.00
                                                         ------         ------      ------      ------      ------       ------
Income From Investment Operations
Net investment income (b)(c) .......................        .19            .37         .38         .31         .30          .28
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ....       2.25           3.31        2.84         .62        1.83         (.32)
                                                         ------         ------      ------      ------      ------       ------
Net increase (decrease) in net asset value from
  operations .......................................       2.44           3.68        3.22         .93        2.13         (.04)
                                                         ------         ------      ------      ------      ------       ------
Less: Dividends and Distributions
Dividends from net investment income ...............       (.30)          (.31)       (.24)       (.09)       (.08)          -0-
Distributions from net realized gains ..............       (.54)          (.14)         -0-       (.16)         -0-          -0-
                                                         ------         ------      ------      ------      ------       ------
Total dividends and distributions ..................       (.84)          (.45)       (.24)       (.25)       (.08)          -0-
                                                         ------         ------      ------      ------      ------       ------
Net asset value, end of period .....................     $20.50         $18.90      $15.67      $12.69      $12.01       $ 9.96
                                                         ======         ======      ======      ======      ======       ======
Total Return
Total investment return based on net asset value (d)      13.01%         23.91%      25.71%       7.88%      21.45%        (.40)%
Ratios/Supplemental Data

Net assets, end of period (000's omitted) ..........    $41,685        $34,436     $20,347     $14,857      $6,251       $1,254
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......        .95%(e)        .95%        .95%        .95%        .95%         .95%(e)
  Expenses, before waivers and reimbursements ......       1.27%(e)       1.35%       1.08%       1.51%       3.79%       15.98%(e)
  Net investment income (b) ........................       1.90%(e)       2.20%       2.83%       2.61%       2.73%        4.62%(e)
Portfolio turnover rate ............................          8%            20%         30%         75%        138%          31%

                                                      ------------------------------------------------------------------------------
                                                                             WORLDWIDE PRIVATIZATION PORTFOLIO
                                                      ------------------------------------------------------------------------------
                                                                                                                      September 23,
                                                        Six Months                                                       1994(a)
                                                          Ended                   Year Ended December 31,                  to
                                                      June 30, 1999                                                    December 31,
                                                       (unaudited)       1998        1997        1996        1995         1994
                                                      -------------     ------      ------      ------      ------   --------------
Class A
Net asset value, beginning of period ...............    $ 14.81         $14.20      $13.13      $11.17      $10.10       $10.00
                                                        -------         ------      ------      ------      ------       ------
Income From Investment Operations
Net investment income (b)(c) .......................        .13            .26         .25         .28         .32          .10
Net realized and unrealized gain on
  investments and foreign currency transactions ....       2.09           1.29        1.17        1.78         .78           -0-
                                                        -------         ------      ------      ------      ------       ------
Net increase in net asset value from
  operations .......................................       2.22           1.55        1.42        2.06        1.10          .10
                                                        -------         ------      ------      ------      ------       ------
Less: Dividends and Distributions
Dividends from net investment income ...............       (.31)          (.20)       (.16)       (.10)       (.03)          -0-
Distributions from net realized gains ..............       (.91)          (.74)       (.19)         -0-         -0-          -0-
                                                        -------         ------      ------      ------      ------       ------
Total dividends and distributions ..................      (1.22)          (.94)       (.35)       (.10)       (.03)          -0-
                                                        -------         ------      ------      ------      ------       ------
Net asset value, end of period .....................    $ 15.81         $14.81      $14.20      $13.13      $11.17       $10.10
                                                        =======         ======      ======      ======      ======       ======
Total Return
Total investment return based on net asset value (d)      15.51%         10.83%      10.75%      18.51%      10.87%        1.00%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........    $45,736        $46,268     $41,818     $18,807      $5,947       $1,127
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......        .95%(e)        .95%        .95%        .95%        .95%         .95%(e)
  Expenses, before waivers and reimbursements ......       1.59%(e)       1.70%       1.55%       1.85%       4.17%       18.47%(e)
  Net investment income (b) ........................       1.71%(e)       1.74%       1.76%       2.26%       2.96%        4.27%(e)
Portfolio turnover rate ............................         18%            92%         58%         47%         23%           0%

--------------------------------------------------------------------------------

See footnote summary on page B-84.

FINANCIAL HIGHLIGHTS (continued)          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                    -------------------------------------------------------------------------------
                                                                                  GLOBAL BOND PORTFOLIO
                                                    -------------------------------------------------------------------------------
                                                      Six Months
                                                        Ended                             Year Ended December 31,
                                                    June 30, 1999
                                                     (unaudited)         1998        1997        1996        1995         1994
                                                    -------------       ------      ------      ------     -------       ------
Class A
Net asset value, beginning of year .................     $12.42         $11.10      $11.74      $12.15     $  9.82       $11.33
                                                         ------         ------      ------      ------     -------       ------
Income From Investment Operations
Net investment income (b)(c) .......................        .23            .49         .54         .67         .69          .57
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ....      (1.21)          1.06        (.48)        .01        1.73        (1.16)
                                                         ------         ------      ------      ------     -------       ------
Net increase (decrease) in net asset value from
  operations .......................................       (.98)          1.55         .06         .68        2.42         (.59)
                                                         ------         ------      ------      ------     -------       ------
Less: Dividends and Distributions
Dividends from net investment income ...............       (.37)          (.17)       (.57)       (.84)       (.09)        (.62)
Distributions from net realized gains ..............       (.04)          (.06)       (.13)       (.25)         -0-        (.30)
                                                         ------         ------      ------      ------     -------       ------
Total dividends and distributions ..................       (.41)          (.23)       (.70)      (1.09)       (.09)        (.92)
                                                         ------         ------      ------      ------     -------       ------
Net asset value, end of period .....................     $11.03         $12.42      $11.10      $11.74     $ 12.15       $ 9.82
                                                         ======         ======      ======      ======     =======       ======
Total Return
Total investment return based on net asset value (d)      (7.95)%        14.12%        .67%       6.21%      24.73%       (5.16)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........    $43,805        $34,652     $22,194     $18,117     $11,553       $7,298
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......        .90%(e)        .93%        .94%        .94%        .95%         .95%
  Expenses, before waivers and reimbursements ......       1.07%(e)       1.17%       1.03%       1.15%       1.77%        2.05%
  Net investment income (b) ........................       3.96%(e)       4.23%       4.81%       5.76%       6.22%        6.01%
Portfolio turnover rate ............................         37%            42%        257%        191%        262%         102%

                                                    -------------------------------------------------------------------------------
                                                                             GLOBAL DOLLAR GOVERNMENT PORTFOLIO
                                                    -------------------------------------------------------------------------------
                                                      Six Months                                                      May 2, 1994(a)
                                                         Ended                     Year Ended December 31,                 to
                                                     June 30, 1999                                                    December 31,
                                                      (unaudited)        1998        1997        1996        1995         1994
                                                     -------------      ------      ------      ------      ------   --------------
Class A
Net asset value, beginning of period ...............     $10.18         $14.65      $14.32      $11.95      $ 9.84       $10.00
                                                         ------         ------      ------      ------      ------       ------
Income From Investment Operations
Net investment income (b)(c) .......................        .55           1.20        1.17        1.10         .92          .36
Net realized and unrealized gain (loss) on
  investments and foreign currency transactions ....        .16          (4.03)        .70        1.78        1.32         (.52)
                                                         ------         ------      ------      ------      ------       ------
Net increase (decrease) in net asset value from
  operations .......................................        .71          (2.83)       1.87        2.88        2.24         (.16)
                                                         ------         ------      ------      ------      ------       ------
Less: Dividends and Distributions
Dividends from net investment income ...............      (1.68)          (.95)       (.61)       (.48)       (.13)          -0-
Distributions from net realized gains ..............         -0-          (.69)       (.93)       (.03)         -0-          -0-
                                                         ------         ------      ------      ------      ------       ------
Total dividends and distributions ..................      (1.68)         (1.64)      (1.54)       (.51)       (.13)          -0-
                                                         ------         ------      ------      ------      ------       ------
Net asset value, end of period .....................     $ 9.21         $10.18      $14.65      $14.32      $11.95       $ 9.84
                                                         ======         ======      ======      ======      ======       ======
Total Return

Total investment return based on net asset value (d)       7.61%        (21.71)%     13.23%      24.90%      22.98%       (1.60)%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..........     $8,516        $10,380     $15,378      $8,847      $3,778       $1,146
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements ......        .95%(e)        .95%        .95%        .95%        .95%         .95%(e)
  Expenses, before waivers and reimbursements ......       2.52%(e)       1.75%       1.29%       1.97%       4.82%       15.00%(e)
  Net investment income (b) ........................      11.22%(e)       9.49%       7.87%       8.53%       8.65%        6.02%(e)
Portfolio turnover rate ............................         51%           166%        214%        155%         13%           9%

--------------------------------------------------------------------------------

See footnote summary on page B-84.

FINANCIAL HIGHLIGHTS (continued)          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                           ------------------------------------
                                                   HIGH-YIELD PORTFOLIO
                                           ------------------------------------
                                          SIX MONTHS                OCTOBER 27,
                                             ENDED     YEAR ENDED   1997(A) TO
                                        JUNE 30, 1999  DECEMBER 31, DECEMBER 31,
                                         (UNAUDITED)     1998         1997
                                          -----------  -----------  -----------
CLASS A
Net asset value, beginning of period         $9.94       $10.33       $10.00
                                          -----------  -----------  -----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                   .48         1.03          .13
Net realized and unrealized gain (loss)
  on investment transactions                  (.70)       (1.41)         .20
                                          -----------  -----------  -----------
Net increase (decrease) in net asset
  value from operations                       (.22)        (.38)         .33
                                          -----------  -----------  -----------
LESS: DIVIDENDS
Dividends from net investment income          (.55)        (.01)          -0-
                                          -----------  -----------  -----------
Net asset value, end of period               $9.17        $9.94       $10.33
                                          ==========   =========== ============
TOTAL RETURN
Total investment return based on
  net asset value (d)                        (2.26)%      (3.69)%       3.30%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)  $20,480      $16,910       $1,141
Ratios to average net assets of:
  Expenses, net of waivers and
    reimbursements                             .95%(e)      .95%         .95%(e)
  Expenses, before waivers and
    reimbursements                            1.54%(e)     1.80%        8.26%(e)
  Net investment income (b)                  10.11%(e)     9.77%        7.28%(e)
Portfolio turnover rate                        108%         295%           8%


                                                   -----------------------------------------------------------------------------
                                                                NORTH AMERICAN GOVERNMENT INCOME PORTFOLIO
                                                   -----------------------------------------------------------------------------
                                                       SIX MONTHS                                                     MAY 3, 1994(A)
                                                          ENDED                    YEAR ENDED DECEMBER 31,                  TO
                                                     JUNE 30, 1999     ---------------------------------------------    DECEMBER 31,
                                                      (UNAUDITED)        1998        1997        1996        1995         1994
                                                    ---------------    -------     -------     ------      ------     -------------
CLASS A
Net asset value, beginning of period                     $12.55         $12.97      $12.38      $10.48       $8.79       $10.00
                                                         ------         ------      ------      ------     -------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                                .64           1.16        1.07        1.26        1.13          .50
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                             (.11)          (.65)        .10         .69         .83        (1.71)
                                                         ------         ------      ------      ------     -------       ------
Net increase (decrease) in net asset
  value from operations                                     .53            .51        1.17        1.95        1.96        (1.21)
                                                         ------         ------      ------      ------     -------       ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                      (1.05)          (.82)       (.58)       (.05)       (.27)          -0-
Distributions from net realized gains                      (.14)          (.11)         -0-         -0-         -0-          -0-
                                                         ------         ------      ------      ------     -------       ------
Total dividends and distributions                         (1.19)          (.93)       (.58)       (.05)       (.27)          -0-
                                                         ------         ------      ------      ------     -------       ------
Net asset value, end of period                           $11.89         $12.55      $12.97      $12.38      $10.48        $8.79
                                                         ======         ======      ======      ======     =======       ======
TOTAL RETURN
Total investment return based on
  net asset value (d)                                      4.26%          4.07%       9.62%      18.70%      22.71%      (12.10)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $29,637        $32,059     $30,507     $16,696      $7,278       $3,848
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                                      .93%(e)        .86%        .95%        .95%        .95%         .95%(e)
  Expenses, before waivers
    and reimbursements                                     1.14%(e)       1.17%       1.04%       1.41%       2.57%        4.43%(e)
  Net investment income (b)                               10.33%(e)       9.16%       8.34%      11.04%      12.24%        8.49%(e)
Portfolio turnover rate                                       2%             8%         20%          4%         35%          15%

See footnote summary on page B-84.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                    --------------------------------------------------------------------------
                                                                        SHORT-TERM MULTI-MARKET PORTFOLIO
                                                     --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                          YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 1999      -------------------------------------------------------
                                                      (UNAUDITED)         1998        1997        1996        1995         1994
                                                     -------------      -------     -------     -------      ------      ------
CLASS A
Net asset value, beginning of year                       $10.10         $10.57      $10.73      $10.58       $9.91       $11.07
                                                         ------         ------      ------      ------     -------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (b)(c)                                .24            .61         .59         .64         .82          .47
Net realized and unrealized gain (loss)
  on investments and foreign currency
  transactions                                             (.04)           .03        (.11)        .33        (.15)       (1.16)
                                                         ------         ------      ------      ------     -------       ------
Net increase (decrease) in net asset
  value from operations                                     .20            .64         .48         .97         .67         (.69)
                                                         ------         ------      ------      ------     -------       ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                       (.54)         (1.11)       (.64)       (.82)         -0-        (.46)
Return of capital                                            -0-            -0-         -0-         -0-         -0-        (.01)
                                                         ------         ------      ------      ------     -------       ------
Total dividends and distributions                          (.54)         (1.11)       (.64)       (.82)         -0-        (.47)
                                                         ------         ------      ------      ------     -------       ------
Net asset value, end of period                            $9.76         $10.10      $10.57      $10.73      $10.58        $9.91
                                                         ======         ======      ======      ======     =======       ======
TOTAL RETURN
Total investment return based
  on net asset value (d)                                   1.94%          6.32%       4.59%       9.57%       6.76%       (6.51)%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)                $6,338         $6,469      $6,489      $7,112      $3,152      $20,921
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                                      .95%(e)        .94%        .94%        .95%        .95%         .94%
  Expenses, before waivers
    and reimbursements                                     2.53%(e)       2.69%       1.42%       2.09%       1.30%         .99%
  Net investment income (b)                                4.88%(e)       5.94%       5.50%       6.03%       8.22%        6.52%
Portfolio turnover rate                                       5%            18%        222%        159%        379%         134%


                                                    --------------------------------------------------------------------------
                                                                  U.S. GOVERNMENT/HIGH GRADE SECURITIES PORTFOLIO
                                                    --------------------------------------------------------------------------
                                                       SIX MONTHS
                                                          ENDED                         YEAR ENDED DECEMBER 31,
                                                    JUNE 30, 1999      --------------------------------------------------------
                                                      (UNAUDITED)        1998        1997        1996        1995         1994
                                                    -------------      -------     -------     -------     -------      -------
CLASS A
Net asset value, beginning of year                       $12.27         $11.93      $11.52      $11.66       $9.94       $10.72
                                                         ------         ------      ------      ------     -------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                                   .31            .63(b)      .68(b)      .66(b)      .65(b)       .28(b)
Net realized and unrealized gain (loss)
  on investment transactions                               (.66)           .32         .29        (.39)       1.25         (.71)
                                                         ------         ------      ------      ------     -------       ------
Net increase (decrease) in net
  asset value from operations                              (.35)           .95         .97         .27        1.90         (.43)
                                                         ------         ------      ------      ------     -------       ------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                       (.49)          (.55)       (.54)       (.28)       (.18)        (.21)
Distributions from net realized gains                      (.30)          (.06)       (.02)       (.13)         -0-        (.14)
                                                         ------         ------      ------      ------     -------       ------
Total dividends and distributions                          (.79)          (.61)       (.56)       (.41)       (.18)        (.35)
                                                         ------         ------      ------      ------     -------       ------
Net asset value, end of period                           $11.13         $12.27      $11.93      $11.52      $11.66        $9.94
                                                         ======         ======      ======      ======     =======       ======
TOTAL RETURN
Total investment return based
  on net asset value (d)                                  (2.89)%         8.22%       8.68%       2.55%      19.26%       (4.03)%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)               $58,080        $58,418     $36,198     $29,150     $16,947       $5,101
Ratios to average net assets of:
  Expenses, net of waivers
    and reimbursements                                      .83%(e)        .78%        .84%        .92%        .95%         .95%
  Expenses, before waivers
    and reimbursements                                      .83%(e)        .91%        .84%        .98%       1.58%        3.73%
  Net investment income                                    5.32%(e)       5.24%(b)    5.89%(b)    5.87%(b)    5.96%(b)     5.64%(b)
Portfolio turnover rate                                     112%           235%        114%        137%         68%          32%

See footnote summary on page B-84.

FINANCIAL HIGHLIGHTS (continued)          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period




                                           --------------
                                                 U.S.
                                             GOVERNMENT/
                                             HIGH GRADE
                                             SECURITIES
                                              PORTFOLIO
                                           --------------
                                           JUNE 2, 1999(F)
                                                  TO
                                           JUNE 30, 1999
                                             (UNAUDITED)
                                           --------------
CLASS A
Net asset value, beginning of period          $11.13
                                           ----------
INCOME FROM INVESTMENT OPERATIONS
Net investment income (c)                         -0-
Net realized and unrealized gain (loss) on
  investment transactions                         -0-
                                           ----------
Net increase (decrease) in net
  asset value from operations                     -0-
                                           ----------
LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income              -0-
Distributions from net realized gains             -0-
                                           ----------
Total dividends and distributions                 -0-
                                           ----------
Net asset value, end of period                $11.13
                                           ==========
TOTAL RETURN
Total investment return based
  on net asset value (d)                           0%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)       $100
Ratios to average net assets of:
  Expenses                                      1.08%(e)
  Net investment income                         6.16%(e)
Portfolio turnover rate                          112%





                                                         --------------------------------------------------------------------------

                                                                                  MONEY MARKET PORTFOLIO
                                                         --------------------------------------------------------------------------
                                                        SIX MONTHS
                                                           ENDED                      YEAR ENDED DECEMBER 31,
                                                     JUNE 30, 1999      --------------------------------------------------------
                                                      (UNAUDITED)        1998        1997        1996        1995         1994
                                                     -------------      ------      ------      ------      ------       ------
CLASS A
Net asset value, beginning of year                        $1.00          $1.00       $1.00       $1.00       $1.00        $1.00
                                                         ------         ------      ------      ------     -------       ------
INCOME FROM INVESTMENT OPERATIONS
Net investment income                                       .02            .05         .05(b)      .05(b)      .05(b)       .03(b)
                                                         ------         ------      ------      ------     -------       ------
LESS: DIVIDENDS
Dividends from net investment income                       (.02)          (.05)       (.05)       (.05)       (.05)        (.03)
Net asset value, end of period                            $1.00          $1.00       $1.00       $1.00       $1.00        $1.00
                                                         ======         ======      ======      ======     =======       ======
TOTAL RETURN
Total investment return based on net asset value (d)       2.17%          4.98%       5.11%       4.71%       4.97%        3.27%
RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)              $124,456       $119,574     $67,584     $64,769     $28,092       $6,899
Ratios to average net assets of:
  Expenses, net of waivers and reimbursements               .65%(e)        .68%        .64%        .69%        .95%         .95%
  Exenses, before waivers and reimbursements                .65%(e)        .68%        .64%        .69%       1.07%        4.46%
  Net investment income                                    4.33%(e)       4.84%       5.00%(b)    4.64%(b)    4.85%(b)     3.98%(b)


See footnote summary on page B-84.

                                          Alliance Variable Products Series Fund
================================================================================

Selected Data For A Share Of Capital Stock Outstanding Throughout Each Period

                                                               ----------------
                                                                    MONEY
                                                                    MARKET
                                                                   PORTFOLIO
                                                               ----------------
                                                               June 16, 1999(f)
                                                                      to
                                                                 June 30, 1999
                                                                  (unaudited)
                                                               ----------------

Class B
Net asset value, beginning of period ...................           $ 1.00
                                                                   ------

Income From Investment Operations
Net investment income ..................................             .001
                                                                   ------
Less: Dividends
Dividends from net investment income ...................            (.001)
                                                                   ------
Net asset value, end of period .........................           $ 1.00
                                                                   ======
Total Return
Total investment return based on net asset value (d) ...              .18%
Ratios/Supplemental Data
Net assets, end of period (000's omitted) ..............             $114
Ratios to average net assets of:
  Expenses .............................................              .90%(e)
  Net investment income ................................             6.22%(e)

--------------------------------------------------------------------------------

Footnote Summary:

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c)   Based on average shares outstanding.

(d) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return calculated for a period of less than one year is not annualized.

(e)   Annualized.

(f)   Commencement of distribution.

                                          Alliance Variable Products Series Fund
================================================================================

BOARD OF DIRECTORS
John D. Carifa, Chairman and President
Ruth Block (1)
David H. Dievler (1)
John H. Dobkin (1)
William H. Foulk, Jr. (1)
Dr. James M. Hester (1)
Clifford L. Michel (1)
Donald J. Robinson (1)

OFFICERS
Matthew Bloom, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Alfred L. Harrison, Senior Vice President
Nelson Jantzen, Senior Vice President
Wayne D. Lyski, Senior Vice President
Raymond J. Papera, Senior Vice President
Alden M. Stewart, Senior Vice President
Peter Anastos, Vice President
Steven Beinhacker, Vice President
Mark H. Breedon, Vice President
Russell Brody, Vice President
Nicholas D.P. Carn, Vice President
Ian Coulman, Vice President
Randall E. Haase, Vice President
David Kruth, Vice President
Gerald T. Malone, Vice President
Douglas J. Peebles, Vice President
Daniel G. Pine, Vice President
Paul C. Rissman, Vice President
Tyler J. Smith, Vice President
Wayne C. Tappe, Vice President
Jean Van De Walle, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer & Chief Financial Officer
Thomas Manley, Controller

CUSTODIAN
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

DISTRIBUTOR
Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

INDEPENDENT AUDITORS
Ernst & Young LLP
787 Seventh Avenue
New York, NY 10019

LEGAL COUNSEL
Seward & Kissel
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
Alliance Fund Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-free 1-(800) 221-5672

--------------------------------------------------------------------------------

(1)   Member of the Audit Committee.

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